UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code=TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.,

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 10/31/06

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

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The Commerce Funds

Annual Report
October 31, 2006

St. Paul
Winona
St. Peter
Ft. Ridgely
South Bend
Ft. Randall
Niobrara R.
Council Bluffs
Omaha City
Plattsmouth
Nebraska City
Ft. Kearney
Des Moines
Winterset
Chariton
Burlington
Keokuk
St. Joseph
Atchison
Leavenworth City
Topeka
Ft. Riley
Jefferson City
St. Louis
Springfield
Marshfield
Ironton
Ft. Larned
Neosho City
Ft. Wayne
Ft. Gibson
Ft. Holmes
Ft. Arbuckle
Ft. Washita
Ft. Towson
Bentonville
Fayetteville
Little Rock
Madison
Peoria
Quincy
Springfield

commerce funds

The Commerce Funds

Annual Report October 31, 2006

For Your Life’s Direction

At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.

We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 11 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all the stages of your life.

Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds.

Risk/Reward

The Commerce Funds

Risk

International Equity

MidCap Growth

Growth

Value

Core Equity

Asset Allocation

Kansas Tax-Free Intermediate Bond

Missouri Tax-Free Intermediate Bond

National Tax-Free Intermediate Bond

Bond

Short-Term Government

Potential Return

In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. The Investment Advisor believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

COMMERCE CORE EQUITY FUND

Core Equity Fund Overview

We present you with the annual report for the Commerce Core Equity Fund for the one-year period ended October 31, 2006.

A conversation with Michael Marks and Joe Williams, Portfolio Co-Managers of the Core Equity Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2006, the Fund’s Institutional shares generated a cumulative total return of 11.91%. This return compares to the 16.34% cumulative total return of the S&P 500 Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: The largest single factor affecting the Fund’s relative under performance was our overweighting of the health services sector whose returns significantly trailed the benchmark during the one year period. Additionally the Fund’s relative performance was affected by poor stock selection, particularly in the electronic technology sector.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: We sold certain underperforming stocks and industries during this period, and purchased companies and industries with better prospects. We dramatically increased our exposure to the technology services, commercial services, retail, and communications sectors while reducing our weighting in the health services, electronic technology, utilities, producer manufacturing, finance, consumer durables, consumer services, and health technology sectors.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund’s move to increase exposure to technology services companies resulted in positive gains for the Fund. Three technology services stocks, Oracle Corp.*, Intuit*,

and BEA Systems, Inc.*, each returned a minimum of 20%. Google, Inc.*, added just prior to the period, also had significant gains, up 28%.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: We entered the period with significant exposure to the managed care industry, owning both Aetna, Inc.* and UnitedHealth Group, Inc*. We owned these companies for their strong growth, reasonable valuations, and lack of exposure to economic cyclicality. Although both companies have continued to report strong earnings growth in line with expectations, both suffered declines for their own specific reasons. Aetna, Inc.* suffered from investor concern with a rising medical cost ratio (i.e., percent of premium dollars necessary to pay claims) and UnitedHealth Group, Inc.* declined as a result of the options pricing scandal affecting a number of companies.

*	The Fund may discontinue investing in these securities at any time.

COMMERCE CORE EQUITY FUND

Performance Summary

October 31, 2006

The following is performance information for the Commerce Core Equity Fund for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares. In addition to the Investment Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund.

Average Annual Total Return through October 31, 2006

Average Annual Total Return through October 31, 2006	Since Inception	Five Years	One Year
Institutional Shares (commenced December 26, 2000)(a)	1.40%	5.78%	11.91%
S&P 500 Index (as of December 26, 2000)(b)	2.64%	7.25%	16.34%

Core Equity Fund Institutional Shares Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested December 26, 2000 to October 31, 2006.

(a)	Returns assume fee waivers and expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	The S&P 500® Index is the Standard & Poor’s 500 Composite Stock Index of 500 stocks, an unmanaged index of common stock prices and is a widely recognized common measure of the overall U.S. stock market. The Index figures do not reflect the deduction of any fees, expenses or taxes.

COMMERCE CORE EQUITY FUND

Statement of Investments

October 31, 2006

Shares	Description	Value
Common Stocks – 97.1%
Commercial Services – 5.5%
15,080	Moody’s Corp.	$ 999,804
21,945	Omnicom Group, Inc.	2,226,320
37,495	SEI Investments Co.	2,110,219
87,170	The McGraw-Hill Cos., Inc.	5,593,699

		10,930,042

Communications – 4.2%
89,870	American Tower Corp.*	3,237,117
67,435	Crown Castle International Corp.*	2,269,188
76,430	Verizon Communications, Inc.	2,827,910

		8,334,215

Consumer Durables – 1.1%
94,845	Leggett & Platt, Inc.	2,214,631

Consumer Non-Durables – 5.1%
80,055	Procter & Gamble Co.	5,074,687
77,820	The Clorox Co.	5,024,059

		10,098,746

Consumer Services – 3.9%
53,345	CBS Corp. Class B	1,543,804
114,325	McDonald’s Corp.	4,792,504
67,046	News Corp.	1,397,909

		7,734,217

Distribution Services – 1.1%
44,645	McKesson Corp.	2,236,268

Electronic Technology – 8.3%
7,910	Apple Computer, Inc.*	641,343
201,025	Cisco Systems, Inc.*	4,850,733
277,005	EMC Corp.*	3,393,311
48,620	Linear Technology Corp.	1,513,054
105,070	National Semiconductor Corp.	2,552,150
39,455	QUALCOMM, Inc.	1,435,768
65,875	Texas Instruments, Inc.	1,988,108

		16,374,467

Energy Minerals – 8.5%
30,160	ChevronTexaco Corp.	2,026,752
69,295	ConocoPhillips	4,174,331
146,760	Exxon Mobil Corp.	10,481,599

		16,682,682

Finance – 21.9%
30,755	Assurant, Inc.	1,619,558
126,190	Bank of America Corp.	6,797,855
22,310	Capital One Financial Corp.	1,769,852
72,810	CIT Group, Inc.	3,789,761
60,855	Citigroup, Inc.	3,052,487
9,790	Franklin Resources, Inc.	1,115,668
44,210	J.P. Morgan Chase & Co.	2,097,322
67,385	Lehman Brothers Holdings, Inc.	5,245,248
18,910	Lincoln National Corp.	1,197,192
46,105	Merrill Lynch & Co., Inc.	4,030,499

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
34,020	Principal Financial Group, Inc.	$ 1,921,790
95,015	U.S. Bancorp	3,215,308
56,865	Wachovia Corp.	3,156,008
71,530	Wells Fargo & Co.	2,595,824
20,350	Zions Bancorp.	1,636,140

		43,240,512

Health Services – 4.3%
28,975	Aetna, Inc.	1,194,350
50,135	Community Health Systems, Inc.*	1,626,881
68,265	IMS Health, Inc.	1,901,180
39,995	Quest Diagnostics, Inc.	1,989,351
36,695	UnitedHealth Group, Inc.	1,789,982

		8,501,744

Health Technology – 5.6%
21,795	Abbott Laboratories	1,035,480
27,765	DENTSPLY International, Inc.	868,489
46,130	Johnson & Johnson	3,109,162
31,190	Merck & Co., Inc.	1,416,650
92,900	Pfizer, Inc.	2,475,785
40,685	Sepracor, Inc.*	2,105,856

		11,011,422

Non-Energy Minerals – 0.7%
22,025	Nucor Corp.	1,286,480

Producer Manufacturing – 8.3%
31,430	Caterpillar, Inc.	1,908,115
68,915	Danaher Corp.	4,946,030
186,675	General Electric Co.	6,554,159
82,725	Ingersoll-Rand Co.	3,036,835

		16,445,139

Retail Trade – 7.5%
107,810	CVS Corp.	3,383,078
24,500	J.C. Penney Co., Inc.	1,843,135
25,370	Kohl’s Corp.*	1,791,122
235,685	Liberty Media Corp. Interactive*	5,201,568
51,505	Wal-Mart Stores, Inc.	2,538,166

		14,757,069

Technology Services – 9.9%
70,245	BEA Systems, Inc.*	1,142,886
3,105	Google, Inc.*	1,479,191
87,450	Intuit, Inc.*	3,086,985
238,685	Microsoft Corp.	6,852,646
380,550	Oracle Corp.*	7,028,759

		19,590,467

Transportation – 1.2%
20,675	FedEx Corp.	2,368,115

TOTAL COMMON STOCKS
(Cost $155,074,753)		$191,806,216

The accompanying notes are an integral part of these financial statements.	3

COMMERCE CORE EQUITY FUND

Statement of Investments (continued)

October 31, 2006

Shares	Description	Value
Exchange Traded Fund – 2.6%
37,650	SPDR Trust Series 1	$ 5,187,793
(Cost $5,197,951)

TOTAL INVESTMENTS – 99.7%
(Cost $160,272,704)		$196,994,009
Other assets in excess of liabilities – 0.3%		562,837

Net Assets – 100.0%		$197,556,846

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

PORTFOLIO COMPOSITION

Industry Allocation	AS OF 10/31/06	AS OF 10/31/05

Finance	21.9%	24.3%
Technology Services	9.9	5.7
Energy Minerals	8.5	7.3
Producer Manufacturing	8.3	11.2
Electronic Technology	8.3	10.1
Retail Trade	7.5	3.9
Health Technology	5.6	7.4
Commercial Services	5.5	1.0
Consumer Non-Durables	5.1	3.3
Health Services	4.3	7.1
Communications	4.2	1.4
Consumer Services	3.9	6.0
Exchange Traded Fund	2.6	0.0
Transportation	1.2	1.4
Distribution Services	1.1	1.4
Consumer Durables	1.1	3.3
Non-Energy Minerals	0.7	0.0
Utilities	0.0	3.4
Industrial Services	0.0	1.3
Short-term Obligation	0.0	0.5

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such its composition may differ over time.

4	The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH FUND

Growth Fund Overview

We present you with the annual report for the Commerce Growth Fund for the one-year period ended October 31, 2006.

A conversation with Joe Williams, Portfolio Manager of the Growth Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2006, the Fund’s Institutional Shares generated a cumulative total return of 13.86%. This return compares to the 10.84% cumulative total return of the Russell 1000 Growth Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: The Fund’s outperformance was driven by strong stock selection in technology, finance, and retail sectors. We maintained overweighted positions in technology and finance most of the year. The Fund was underweighted in the retailing sector a majority of the period, but we increased the weight last summer before oil prices declined. The decline in oil prices raised consumer confidence and sent retail stock prices higher.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: Over the last year the Fund reduced its weighting in energy related and technology sectors (although the Fund remains overweighted in technology). The Fund increased its sector weighting in producer manufacturing and retail trade.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Oil service stocks make up most of the energy related exposure in the Russell 1000 Growth index. For the first six months of the period, oil service stocks posted strong returns, after which time we sold most of the Fund’s positions at a gain. In the last half of the fiscal year the same stocks performed poorly and Fund’s owning only one small position helped us relative to the benchmark.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Health care stocks were a disappointment over the last year. Health service companies like UnitedHealth Group, Inc.* and Wellpoint, Inc.* were extremely strong performers in the previous year but faltered last year. Other areas in health services like Caremark Rx, Inc.* and Quest Diagnostics, Inc.* were quite weak over the last three months.

*	The Fund may discontinue investing in these securities at any time.

COMMERCE GROWTH FUND

Performance Summary

October 31, 2006

The following is performance information for the Commerce Growth Fund for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares. In addition to the Investment Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund.

Average Annual Total Return through October 31, 2006

Average Annual Total Return through October 31, 2006	Since Inception	Ten Years	Five Years	One Year
Institutional Shares (commenced December 12, 1994)(a)	9.07%	5.11%	5.13%	13.86%
Russell 1000 Growth Index (as of December 12, 1994)(b)	9.42%	5.75%	4.07%	10.84%

Growth Fund Institutional Shares 10 Year Performance

Performance of a $10,000 Investment, Distributions Reinvested November 1, 1996 to October 31, 2006.

(a)	Returns assume fee waivers and expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	The Russell 1000® Growth Index, an unmanaged index, is a market capitalization weighted index of those 1,000 Russell companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

COMMERCE GROWTH FUND

Statement of Investments

October 31, 2006

Shares	Description	Value
Common Stocks – 95.6%
Commercial Services – 5.2%
42,800	Moody’s Corp.	$ 2,837,640
23,500	Robert Half International, Inc.	858,925
24,300	SEI Investments Co.	1,367,604
62,700	The McGraw-Hill Cos., Inc.	4,023,459

		9,087,628

Communications – 3.0%
52,700	American Tower Corp.*	1,898,254
97,300	Crown Castle International Corp.*	3,274,145

		5,172,399

Consumer Durables – 0.9%
18,900	Black & Decker Corp.	1,585,332

Consumer Non-Durables – 2.7%
42,100	PepsiCo, Inc.	2,670,824
32,400	Procter & Gamble Co.	2,053,836

		4,724,660

Consumer Services – 5.1%
47,200	Choice Hotels International, Inc.	1,978,624
34,500	eBay, Inc.*	1,108,485
104,100	EchoStar Communications Corp.*	3,697,632
54,200	Starbucks Corp.*	2,046,050

		8,830,791

Distribution Services – 3.2%
59,300	McKesson Corp.	2,970,337
35,500	W.W. Grainger, Inc.	2,583,690

		5,554,027

Electronic Technology – 15.5%
9,400	Apple Computer, Inc.*	762,152
52,100	Boeing Co.	4,160,706
285,400	Cisco Systems, Inc.*	6,886,702
57,100	EMC Corp.*	699,475
35,900	L-3 Communications Holdings, Inc.	2,890,668
52,900	Microchip Technology, Inc.	1,741,997
98,400	Motorola, Inc.	2,269,104
28,000	National Semiconductor Corp.	680,120
43,800	NVIDIA Corp.*	1,527,306
43,000	QUALCOMM, Inc.	1,564,770
25,400	Rockwell Collins, Inc.	1,475,232
74,500	Texas Instruments, Inc.	2,248,410

		26,906,642

Finance – 9.2%
69,800	American Express Co.	4,035,138
13,860	Ameriprise Financial, Inc.	713,790
31,500	Franklin Resources, Inc.	3,589,740
36,800	Mellon Financial Corp.	1,427,840
103,400	Synovus Financial Corp.	3,037,892
37,300	U.S. Bancorp	1,262,232
53,900	Wells Fargo & Co.	1,956,031

		16,022,663

Shares	Description	Value
Common Stocks – (continued)
Health Services – 7.9%
58,900	Caremark Rx, Inc.	$ 2,899,647
49,000	IMS Health, Inc.	1,364,650
39,100	Quest Diagnostics, Inc.	1,944,834
76,700	UnitedHealth Group, Inc.	3,741,426
49,100	WellPoint, Inc.*	3,747,312

		13,697,869

Health Technology – 10.3%
7,300	Allergan, Inc.	843,150
27,600	Applera Corp — Applied Biosystems Group	1,029,480
45,000	Becton, Dickinson & Co.	3,151,350
30,900	Biotech HOLDRs Trust	5,924,766
6,200	C. R. Bard, Inc.	508,152
71,400	Johnson & Johnson	4,812,360
19,200	Merck & Co., Inc.	872,064
13,300	Stryker Corp.	695,457

		17,836,779

Non-Energy Minerals – 0.6%
10,300	Phelps Dodge Corp.	1,033,914

Process Industries – 1.8%
70,400	Ecolab, Inc.	3,192,640

Producer Manufacturing – 7.0%
56,000	Caterpillar, Inc.	3,399,760
24,700	Danaher Corp.	1,772,719
124,100	General Electric Co.	4,357,151
56,000	Illinois Tool Works, Inc.	2,684,080

		12,213,710

Retail Trade – 7.5%
32,500	J.C. Penney Co., Inc.	2,444,975
40,000	Kohl’s Corp.*	2,824,000
129,100	Liberty Media Corp. Interactive*	2,849,237
28,300	Lowe’s Companies, Inc.	852,962
49,900	Nordstrom, Inc.	2,362,765
19,600	Office Depot, Inc.*	823,004
18,300	Wal-Mart Stores, Inc.	901,824

		13,058,767

Technology Services – 15.7%
12,700	Akamai Technologies, Inc.*	595,122
60,100	Fair Isaac Corp.	2,201,463
5,400	Google, Inc.*	2,572,506
27,500	International Business Machines Corp.	2,539,075
34,600	Intuit, Inc.*	1,221,380
324,900	Microsoft Corp.	9,327,879
282,300	Oracle Corp.*	5,214,081
31,500	Salesforce.com, Inc.*	1,229,130
49,300	VeriSign, Inc.*	1,019,524
52,400	Yahoo!, Inc.*	1,380,216

		27,300,376

TOTAL COMMON STOCKS
(Cost $135,407,171)		$166,218,197

The accompanying notes are an integral part of these financial statements.	7

COMMERCE GROWTH FUND

Statement of Investments (continued)

October 31, 2006

Shares	Description	Value
Exchange Traded Fund – 3.1%
100,200	iShares Russell 1000 Growth Index Fund
(Cost $5,218,305)		$5,409,798

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 1.4%
State Street Bank & Trust Co.
$2,317,000	4.77%	11/01/2006	$ 2,317,000
Maturity Value: $2,317,307
(Cost $2,317,000)

TOTAL INVESTMENTS – 100.1%
(Cost $142,942,476)			$173,944,995
Liabilities in excess of other assets – (0.1)%			(131,894)

Net Assets – 100.0%			$173,813,101

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on October 31, 2006. This agreement was fully collateralized by $2,285,000 U.S. Treasury Note, 5.13%, due 06/30/2011 with a market value of 2,364,975.

Investment Abbreviation:
HOLDRs	—HoldingCompany Depositary Receipts

PORTFOLIO COMPOSITION

Industry Allocation	AS OF 10/31/06	AS OF 10/31/05

Technology Services	15.7%	14.2%
Electronic Technology	15.5	19.3
Health Technology	10.3	10.3
Finance	9.2	7.9
Health Services	7.9	8.3
Retail Trade	7.5	4.6
Producer Manufacturing	7.0	4.7
Commercial Services	5.2	4.1
Consumer Services	5.1	4.7
Distribution Services	3.2	2.2
Exchange Traded Fund	3.1	0.0
Communications	3.0	2.0
Consumer Non-Durables	2.7	5.5
Process Industries	1.8	0.8
Short-Term Obligation	1.4	0.0
Consumer Durables	0.9	2.7
Non-Energy Minerals	0.6	1.4
Miscellaneous	0.0	4.2
Industrial Services	0.0	3.5

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such its composition may differ over time.

8	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

Value Fund Overview

We present you with the annual report for the Commerce Value Fund for the one-year period ended October 31, 2006.

A conversation with the Equity Strategy Team of the Value Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2006, the Fund’s Institutional Shares generated a cumulative total return of 20.29%. This return compares to the 21.46% cumulative total return of the Russell 1000 Value Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: The strongest sectors for the Fund were energy minerals and communications. The finance sector was also a strong performer, up over 21% and the Funds finance holdings were up close to 23%. Utility stocks lagged the market over the past 12 months. Fund fees accounted primarily for the difference in performance between the Fund and its benchmark.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: No significant changes were made to the management process of the Fund over the last year. Our philosophy continues to be to maintain a well diversified portfolio of around 100 stocks, which helps minimize the individual stock risk. The Fund continues to maintain modest relative sector overweight and underweight positions versus its benchmark, the Russell 1000 Value Index. Both of the above factors helped the Fund perform close to the benchmark during the past year.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Security selection in energy minerals, finance and communications helped the Funds performance relative to the benchmark. Strong performers in these sectors were Marathon Oil Corp.*, Exxon Mobil Corp.*, AT&T, Inc.*, Verizon Communications* and Centurytel, Inc.*. In finance, holdings in Bear Stearns Cos, Inc.*, Merrill Lynch & Co., Inc.*, Morgan Stanley*, and Lehman Brothers Holdings, Inc.* added to the Fund’s performance. The Fund’s equal weight positions in energy minerals, communications and finance, which represent over 50% of the benchmark, were also the strongest performing sectors for the year which helped the Fund’s overall returns.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Security selection in the process industries and health services sectors detracted from Fund performance over the last fiscal year. Examples of those stocks that underperformed were Dow Chemical Co.*, International Paper Co.*, Caremark Rx, Inc.* and Wellpoint, Inc.*. The Fund underweighting in process industries and non-energy minerals, two sectors that were strong performers for the year also detracted from the Fund’s overall return.

* The Fund may discontinue investing in these securities at any times.

COMMERCE VALUE FUND

Performance Summary

October 31, 2006

The following is performance information for the Commerce Value Fund for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares. In addition to the Investment Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund.

Average Annual Total Return through October 31, 2006

Average Annual Total Return through October 31, 2006	Since Inception	Five Years	One Year
Institutional Shares (commenced March 3, 1997)(a)	6.93%	8.35%	20.29%
Russell 1000 Value Index (as of March 3, 1997)(b)	10.09%	11.63%	21.46%

Value Fund Institutional Shares Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested March 3, 1997 to October 31, 2006.

(a)	Returns assume fee waivers and expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	The Russell 1000® Value Index is an unmanaged market capitalization weighted index of those 1000 Russell companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

COMMERCE VALUE FUND

Statement of Investments

October 31, 2006

Shares	Description	Value
Common Stocks – 96.1%
Communications – 6.3%
13,700	American Tower Corp.*	$ 493,474
95,550	AT&T, Inc.	3,272,601
13,900	CenturyTel, Inc.	559,336
30,000	Crown Castle International Corp.*	1,009,500
60,900	Verizon Communications, Inc.	2,253,300

		7,588,211

Consumer Durables – 0.5%
17,600	Mattel, Inc.	398,288
3,850	Ryland Group, Inc.	176,831

		575,119

Consumer Non-Durables – 6.7%
17,200	Altria Group, Inc.	1,398,876
13,500	ConAgra Foods, Inc.	353,025
22,500	General Mills, Inc.	1,278,450
8,100	Hormel Foods Corp.	292,491
10,700	Kellogg Co.	538,317
12,900	Procter & Gamble Co.	817,731
48,000	The Clorox Co.	3,098,880
6,500	The Coca-Cola Co.	303,680

		8,081,450

Consumer Services – 2.7%
68,300	CBS Corp. Class B	1,976,602
90,150	The ServiceMaster Co.	1,021,399
9,500	The Walt Disney Co.	298,870

		3,296,871

Distribution Services – 0.6%
15,250	McKesson Corp.	763,873

Electronic Technology – 4.9%
26,000	EMC Corp.*	318,500
13,500	Freescale Semiconductor, Inc.*	530,955
13,900	General Dynamics Corp.	988,290
8,900	Harris Corp.	379,140
64,500	Hewlett-Packard Co.	2,498,730
7,800	Lockheed Martin Corp.	678,054
13,300	Motorola, Inc.	306,698
17,600	Tellabs, Inc.*	185,504

		5,885,871

Energy Minerals – 13.6%
55,400	ChevronTexaco Corp.	3,722,880
28,200	ConocoPhillips	1,698,768
130,300	Exxon Mobil Corp.	9,306,026
5,150	Marathon Oil Corp.	444,960
16,500	Occidental Petroleum Corp.	774,510
7,900	Valero Energy Corp.	413,407

		16,360,551

Finance – 35.6%
33,000	AmSouth Bancorp.	997,260
10,600	Aon Corp.	368,774
23,200	Assurant, Inc.	1,221,712

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
125,500	Bank of America Corp.	$ 6,760,685
5,800	Chubb Corp.	308,270
20,550	CIT Group, Inc.	1,069,627
40,500	Citigroup, Inc.	2,031,480
8,400	Comerica, Inc.	488,796
8,800	Countrywide Financial Corp.	335,456
4,250	Franklin Resources, Inc.	484,330
42,100	J.P. Morgan Chase & Co.	1,997,224
18,600	Lehman Brothers Holdings, Inc.	1,447,824
15,000	Lincoln National Corp.	949,650
7,950	Loews Corp.	309,414
6,300	M&T Bank Corp.	767,403
18,900	Marshall & Ilsley Corp.	906,066
50,000	Mellon Financial Corp.	1,940,000
12,650	Merrill Lynch & Co., Inc.	1,105,863
52,600	Morgan Stanley & Co., Inc.	4,020,218
10,700	PNC Financial Services Group, Inc.	749,321
15,000	Principal Financial Group, Inc.	847,350
4,550	Prudential Financial, Inc.	350,032
24,000	Radian Group, Inc.	1,279,200
39,200	Regions Financial Corp.	1,487,640
13,200	The Bear Stearns Cos., Inc.	1,997,820
11,000	The Progressive Thornburg Corp.	265,870
6,450	The St. Paul Travelers Cos., Inc.	329,789
15,900	Trustmark Corp.	503,394
60,850	U.S. Bancorp	2,059,164
10,450	Wachovia Corp.	579,975
78,550	Wells Fargo & Co.	2,850,579
27,000	Zions Bancorp.	2,170,800

		42,980,986

Health Services – 2.7%
15,450	Caremark Rx, Inc.	760,603
41,600	IMS Health, Inc.	1,158,560
16,700	WellPoint, Inc.*	1,274,544

		3,193,707

Health Technology – 5.8%
11,500	Abbott Laboratories	546,365
12,550	Biogen Idec, Inc.*	597,380
26,700	Merck & Co., Inc.	1,212,714
13,300	PerkinElmer, Inc.	284,088
164,300	Pfizer, Inc.	4,378,595

		7,019,142

Non-Energy Minerals – 1.0%
11,600	Nucor Corp.	677,556
5,200	Phelps Dodge Corp.	521,976

		1,199,532

Process Industries – 1.4%
29,400	International Paper Co.	980,490
3,600	Praxair, Inc.	216,900
11,900	The Dow Chemical Co.	485,401

		1,682,791

The accompanying notes are an integral part of these financial statements.	11

COMMERCE VALUE FUND

Statement of Investments (continued)

October 31, 2006

Shares	Description	Value
Common Stocks – (continued)
Producer Manufacturing – 5.3%
7,150	Eaton Corp.	$ 517,874
95,500	General Electric Co.	3,353,005
7,250	Honeywell International, Inc.	305,370
23,000	Illinois Tool Works, Inc.	1,102,390
17,850	Masco Corp.	493,553
7,500	Parker Hannifin Corp.	627,225

		6,399,417

Retail Trade – 2.9%
8,900	AutoNation, Inc.*	178,445
12,650	Claire’s Stores, Inc.	358,627
7,700	J.C. Penney Co., Inc.	579,271
110,000	Liberty Media Corp. Interactive*	2,427,700

		3,544,043

Technology Services – 2.5%
42,700	BEA Systems, Inc.*	694,729
53,600	BMC Software, Inc.*	1,624,616
12,300	Electronic Data Systems Corp.	311,559
12,000	Fair Isaac Corp.	439,560

		3,070,464

Utilities – 3.6%
12,000	DTE Energy Co.	545,160
34,300	Duke Energy Corp.	1,085,252
13,500	Edison International	599,940
10,200	FirstEnergy Corp.	600,270
9,000	PG&E Corp.	388,260
30,400	The Southern Co.	1,106,560

		4,325,442

TOTAL COMMON STOCKS
(Cost $92,339,531)		$115,967,470

Exchange Traded Fund – 2.6%
40,000	iShares Russell 1000 Value Index Fund
(Cost $3,016,680)		$ 3,178,000

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 0.9%
State Street Bank & Trust Co.
$1,060,000	4.77%	11/01/2006	$ 1,060,000
Maturity Value: $1,060,140
(Cost $1,060,000)

TOTAL INVESTMENTS – 99.6%
(Cost $96,416,211)			$120,205,470
Other Assets in excess of liabilities – 0.4%			479,269

Net Assets – 100.0%			$120,684,739

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on October 31, 2006. This agreement was fully collateralized by 1,120,000 U.S. Treasury, 4%, due 02/15/2014 with a market value of $1,083,600.

PORTFOLIO COMPOSITION

Industry Allocation	AS OF 10/31/06	AS OF 10/31/05

Finance	35.6%	33.1%
Energy Minerals	13.6	12.9
Consumer Non-Durables	6.7	4.0
Communications	6.3	6.0
Health Technology	5.8	4.6
Producer Manufacturing	5.3	6.2
Electronic Technology	4.9	6.8
Utilities	3.6	3.2
Retail Trade	2.9	1.5
Health Services	2.7	2.9
Consumer Services	2.7	3.4
Exchange Traded Fund	2.6	3.6
Technology Services	2.5	3.9
Process Industries	1.4	1.7
Non-Energy Minerals	1.0	0.9
Short-Term Obligation	0.9	0.4
Distribution Services	0.6	1.9
Consumer Durables	0.5	1.1
Industrial Services	0.0	2.0

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such its composition may differ over time.

12	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

MidCap Growth Fund Overview

We present you with the annual report for the Commerce MidCap Growth Fund for the one-year period ended October 31, 2006.

A conversation with the Equity Strategy Team of the MidCap Growth Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2006, the Fund’s Institutional Shares generated a cumulative total return of 18.14%. This return compares to the 14.51% cumulative total return of the Russell MidCap Growth Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: Over the past year the Fund’s strong stock selection in technology and healthcare-related stocks drove its outperformance of the Russell MidCap Growth Index. Since the four sectors that comprise health care and technology make up over 50% of the MidCap Growth Fund’s holdings, stock selection is critical. Another area contributing to our outperformance was good stock selection in commercial services, of which we had a large overweight position to the index for most of the year.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: One of the keys to success for the MidCap Growth Fund relative to the benchmark index was our exposure to energy and industrial services (oil service stocks). Energy got off to a very strong start and then began to falter in the spring and declined into the fall. Surprisingly, energy and related industries were the weakest performing sectors for the year. The Fund reduced its energy holdings considerably in the spring and held a large underweight position in energy and industrial services at the end of the fiscal year. The Fund also reduced it’s exposure to technology and financial stocks during the fiscal year, while adding to its retail and healthcare positions.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund’s consistent overweighting in technology services added to performance. For example, the Fund’s highest performing holding over the last twelve months was Akamai Technologies, Inc.*, which gained 170%. Akamai Technologies, Inc.* provides global delivery services for Internet content. Additionally, over the last several months the Fund has been increasing its exposure to retailers. One retailer held all year was American Eagle Outfitters, Inc.*, which was the second best stock in the Fund, gaining over 96%.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: As the economy gradually slowed last year, some of our economically sensitive stocks in the producer manufacturing area began to underperform the market. Although the Fund was underweighted in the sector, ITT Corp.* and Parker Hannifin Corp.* nevertheless detracted from performance.

*	The Fund may discontinue investing in these securities at any time.

COMMERCE MIDCAP GROWTH FUND

Performance Summary

October 31, 2006

The following is performance information for the Commerce MidCap Growth Fund for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares. In addition to the Investment Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund.

Average Annual Total Return through October 31, 2006

Average Annual Total Return through October 31, 2006	Since Inception	Ten Years	Five Years	One Year
Institutional Shares (commenced December 12, 1994)(a)	9.13%	5.86%	9.47%	18.14%
Russell MidCap Growth Index (as of December 1, 1994)(b)	11.19%	8.73%	10.62%	14.51%

MidCap Growth Fund Institutional Shares 10 Year Performance

Performance of a $10,000 Investment, Distributions Reinvested November 1, 1996 to October 31, 2006.

(a)	Returns assume fee waivers and expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	The Russell Midcap® Growth Index, an unmanaged index, measures the performance of those Russell midcap companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

COMMERCE MIDCAP GROWTH FUND

Statement of Investments

October 31, 2006

Shares	Description	Value
Common Stocks – 93.8%
Commercial Services – 10.2%
14,470	Corporate Executive Board Co.	$ 1,299,695
11,100	Dun & Bradstreet Corp.*	857,364
27,640	Equifax, Inc.	1,051,149
33,685	Harte-Hanks, Inc.	850,546
41,998	Moody’s Corp.	2,784,468
15,420	Robert Half International, Inc.	563,601
34,800	SEI Investments Co.	1,958,544

		9,365,367

Communications – 5.2%
57,000	American Tower Corp.*	2,053,140
55,700	Crown Castle International Corp.*	1,874,305
8,945	Telephone & Data Systems, Inc.	436,963
8,945	Telephone & Data Systems, Inc. Special Shares	415,943

		4,780,351

Consumer Durables – 1.0%
30,700	Mattel, Inc.	694,741
8,110	Toll Brothers, Inc.*	234,460

		929,201

Consumer Non-Durables – 0.5%
12,080	Church & Dwight Co., Inc.	490,086

Consumer Services – 6.3%
35,710	Choice Hotels International, Inc.	1,496,963
76,500	EchoStar Communications Corp.*	2,717,280
135,965	The ServiceMaster Co.	1,540,484

		5,754,727

Distribution Services – 1.9%
34,670	McKesson Corp.	1,736,620

Electronic Technology – 12.5%
13,600	Advanced Micro Devices, Inc.*	289,272
9,615	Alliant Techsystems, Inc.*	742,374
23,400	Altera Corp.*	431,496
26,800	Comverse Technology, Inc.*	583,436
15,090	Harris Corp.	642,834
12,646	L-3 Communications Holdings, Inc.	1,018,256
27,410	Linear Technology Corp.	852,999
20,800	Maxim Integrated Products, Inc.	624,208
53,890	Microchip Technology, Inc.	1,774,598
64,055	National Semiconductor Corp.	1,555,896
47,500	NVIDIA Corp.*	1,656,325
23,465	Rockwell Collins, Inc.	1,362,847

		11,534,541

Energy Minerals – 0.4%
4,990	Sunoco, Inc.	329,989

Finance – 6.9%
60,295	Eaton Vance Corp.	1,871,557
24,628	Federated Investors, Inc., Class B	844,494
58,430	Mellon Financial Corp.	2,267,084
23,300	Northern Trust Corp.	1,368,176

		6,351,311

Shares	Description	Value
Common Stocks – (continued)
Health Services – 8.7%
10,780	Cerner Corp.*	$ 520,782
9,465	Coventry Health Care, Inc.*	444,382
10,000	Express Scripts, Inc.*	637,200
5,980	Humana, Inc.*	358,800
80,440	IMS Health, Inc.	2,240,254
6,200	Laboratory Corporation of America Holdings*	424,638
7,620	Quest Diagnostics, Inc.	379,019
24,246	Stericycle, Inc.*	1,714,434
14,200	WellCare Health Plans, Inc.*	834,250
5,789	WellPoint, Inc.*	441,816

		7,995,575

Health Technology – 9.7%
8,070	Allergan, Inc.	932,085
16,000	Applera Corp — Applied Biosystems Group	596,800
8,980	C. R. Bard, Inc.	736,001
12,800	Cephalon, Inc.*	898,304
32,300	DENTSPLY International, Inc.	1,010,344
12,120	IDEXX Laboratories, Inc.*	1,008,505
6,768	Invitrogen Corp.*	392,612
10,060	ResMed, Inc.*	442,539
10,700	Respironics, Inc.*	377,924
49,100	Sepracor, Inc.*	2,541,416

		8,936,530

Industrial Services – 1.2%
10,293	Jacobs Engineering Group, Inc.*	777,533
12,595	Pride International, Inc.*	347,748

		1,125,281

Process Industries – 3.9%
51,192	Ecolab, Inc.	2,321,557
14,515	Pactiv Corp.*	447,643
10,618	Sigma-Aldrich Corp.	797,518

		3,566,718

Producer Manufacturing – 4.1%
3,700	Cummins, Inc.	469,826
37,170	Graco, Inc.	1,515,049
7,178	ITT Industries, Inc.	390,412
16,800	Parker Hannifin Corp.	1,404,984

		3,780,271

Retail Trade – 7.6%
15,500	American Eagle Outfitters, Inc.	709,900
12,000	Bed Bath & Beyond, Inc.*	483,480
27,300	J.C. Penney Co., Inc.	2,053,779
77,200	Liberty Media Corp. Interactive*	1,703,804
25,160	Nordstrom, Inc.	1,191,326
12,400	Office Depot, Inc.*	520,676
8,585	Williams-Sonoma, Inc.	291,976

		6,954,941

The accompanying notes are an integral part of these financial statements.	15

COMMERCE MIDCAP GROWTH FUND

Statement of Investments (continued)

October 31, 2006

Shares	Description	Value
Common Stocks – (continued)
Technology Services – 13.7%
38,375	Adobe Systems, Inc.*	$ 1,467,844
16,115	Akamai Technologies, Inc.*	755,149
38,800	Autodesk, Inc.*	1,425,900
136,240	BEA Systems, Inc.*	2,216,625
16,690	Fair Isaac Corp.	611,354
45,700	Intuit, Inc.*	1,613,210
42,960	Paychex, Inc.	1,696,061
25,660	Salesforce.com, Inc.*	1,001,253
86,955	VeriSign, Inc.*	1,798,229

		12,585,625

TOTAL COMMON STOCKS
(Cost $73,246,919)		$86,217,134

Exchange Traded Fund – 4.5%
41,260	iShares Russell Midcap Growth Index Fund
(Cost $4,060,890)		$ 4,135,902

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 2.0%
State Street Bank & Trust Co.
$1,833,000	4.77%	11/01/2006	$ 1,833,000
Maturity Value: $1,833,243
(Cost $1,833,000)

TOTAL INVESTMENTS – 100.3%
(Cost $79,140,809)			$92,186,036
Liabilities in excess of other assets – (0.3)%			(311,827)

Net Assets – 100.0%			$91,874,209

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on October 31, 2006. This agreement was fully collateralized by $1,810,000 U.S Treasury Note, 5.13%, due 06/30/2011 with a market value of $1,873,350.

PORTFOLIO COMPOSITION

Industry Allocation	AS OF 10/31/06	AS OF 10/31/05

Technology Services	13.7%	15.0%
Electronic Technology	12.5	19.5
Commercial Services	10.2	9.0
Health Technology	9.7	9.2
Health Services	8.7	5.8
Retail Trade	7.6	2.4
Finance	6.9	6.7
Consumer Services	6.3	8.1
Communications	5.2	1.3
Exchange Traded Mutual Fund	4.5	2.5
Producer Manufacturing	4.1	2.3
Process Industries	3.9	2.5
Short-Term Obligation	2.0	0.6
Distribution Services	1.9	1.6
Industrial Services	1.2	5.4
Consumer Durables	1.0	2.1
Consumer Non-Durables	0.5	2.3
Energy Minerals	0.4	3.0
Non-Energy Minerals	0.0	1.0

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such its composition may differ over time.

16	The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND

International Equity Fund Overview

We present you with the annual report for the Commerce International Equity Fund for the one-year period ended October 31, 2006.

A conversation with Barbara Turley, Product Manager of the International Equity Fund. The International Equity Fund is sub-advised by AllianceBernstein, L.P.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2006, the Fund’s Institutional Shares generated a cumulative total return of 26.16%. This return compares to the 27.52% cumulative total return of the Morgan Stanley Capital International Europe, Australia and Far East Index (“MSCI EAFE Index”) net of withholding taxes on dividends (“MSCI EAFE (net) Index”), and the 28.04% cumulative total return of the MSCI EAFE Index gross of withholding taxes on dividends (“MSCI EAFE (gross) Index”).1

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: Strength from the Fund’s value holdings offset weakness within its growth holdings. The Fund is almost equally exposed to growth and value stocks. At the sector level, the Fund benefited from its underweight in telecommunication services, but this was outweighed by the Fund’s overweight of the market-lagging energy sector.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: During the third fiscal quarter 2006, we increased the Fund’s position in the diversified Swiss financial company, Credit Suisse Group*, which our research indicates is likely to enjoy strong positive earnings revisions over the next six to twelve months. Similarly, we purchased UniCredito Italian*, an Italian bank with improving earnings momentum and increased likelihood of positive earnings surprises.

We exited Japanese machinery-related stock Komatsu*, given our view that earnings momentum had peaked by September 2006 and that the stock is unlikely to be rewarded for incremental earnings upside. Lastly, we reduced international heavy building materials company Rinker Group*, given concerns about pricing flexibility in the face of the U.S. residential housing downturn.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund’s financial holdings contributed to relative returns during the year-long period ending October 31, 2006. Dutch diversified financial services firm ING Groep NV* improved due to strong earnings throughout the year. Similarly, Japanese financial services company ORIX Corp.* rose after it reported higher earnings in November 2005 and raised its full-year forecast. ORIX Corp.* also rallied along with the broader Japanese market, following the recovery of the domestic economy.

Within the materials sector, value holding Arcelor* advanced due to a bidding war for the Luxembourg-based steel manufacturer. Arcelor* eventually accepted an offer from Mittal Steel Co. NV* in May 2006. As for Xstrata*, shares of the Anglo-Swiss mining company increased on high metals prices and investor sentiment that it would successfully acquire Canadian copper company Falconbridge.

Finally, the Fund also benefited from its underweight in BP Amoco*, which weakened in the face of declining oil prices in August 2006. Furthermore, production losses and expenses associated with repairing corroded pipeline through its ownership interest in an Alaskan oil field hurt the integrated energy company.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Significant detractors from relative returns were diversified across several sectors. Defense company EADS*, which is a majority stakeholder in Airbus*, moved lower after Airbus announced in June 2006 that a production lag in its A380 Superjumbo airliner would reduce earnings through 2010. Furthermore, EADS* struggled on news that a team of auditors would assess risks related to manufacturing delays at Airbus*.

Among technology stocks, growth holding Business Objects* pulled back on disappointing first-quarter 2006 results. The software company announced higher revenue but weaker profits due to increased expenses. Business Objects* also guided down on its second-quarter 2006 earnings.

Another detractor during the annual period was eye-care products company Alcon, Inc.*, which sold off in December 2005 following negative news regarding the company’s patent litigation with Advanced Medical Optics over cataract surgery equipment. Investors were also concerned with Alcon, Inc.’s* conservative guidance for fiscal-year 2006.

*	The Fund may discontinue investing in these securities at any time.
1.	Effective March 1, 2006 the International Equity Fund has changed its benchmark from the MSCI EAFE (gross) Index (unhedged) to the MSCI EAFE (net) Index (unhedged). The Fund made this change because the Adviser believes that the MSCI EAFE (net) Index is the most commonly used of the two indexes by the Funds with similar investment objectives and strategies.

COMMERCE INTERNATIONAL EQUITY FUND

Performance Summary

October 31, 2006

The following is performance information for the Commerce International Equity Fund for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares. In addition to the Investment Adviser’s decisions regarding issuer/industry/country investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund.

Average Annual Total Return through October 31, 2006

Average Annual Total Return through October 31, 2006	Since Inception	Ten Years	Five Years	One Year
Institutional Share (commenced December 12, 1994)(a)	5.80%	5.22%	10.81%	26.16%
MSCI EAFE Index (Net) (as of January 1, 1995)(b)	7.41%	7.33%	14.55%	27.52%
MSCI EAFE Index (Gross) (as of January 1, 1995)(b)	7.77%	7.69%	14.99%	28.04%

International Equity Fund Institutional Shares 10 Year Performance

Performance of a $10,000 Investment, Distributions Reinvested November 1, 1996 to October 31, 2006.

(a)	Returns assume fee waivers and expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Effective on March 1, 2006, the Fund has changed its benchmark from the MSCI® EAFE® (gross) Index (unhedged) to the MSCI® EAFE® (net) Index (unhedged). The Fund made this change because the Adviser believes that the MSCI® EAFE® (net) Index is the most commonly used of the two Indexes by Funds with similar investment objectives and strategies. The MSCI® EAFE® (net) Index is a market capitalization-weighted composite of securities in 21 developed countries outside of North America, in Europe, Australia and the Far East. The Index includes the minimum possible dividend reinvestment. The Index figures do not reflect any deduction for fees, taxes or expenses.

COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments

October 31, 2006

Shares	Description	Value
Common Stocks – 96.4%
Australian Dollar – 1.5%
28,000	Coles Myer Ltd. (Food & Staples Retailing)	$ 294,439
90,700	Macquarie Airports (Transportation Infrastructure)	225,450
38,200	QBE Insurance Group Ltd. (Insurance)	730,630

		1,250,519

Brazilian Real – 1.3%
12,800	Cia Vale do Rio Doce ADR (Metals & Mining)	325,632
10,200	Gerdau SA (Metals & Mining)	150,654
5,300	Petroleo Brasileiro SA ADR (Oil, Gas & Consumable Fuels)	470,428
2,000	Unibanco — Uniao de Bancos Brasileiros SA ADR* (Commercial Banks)	157,500

		1,104,214

Britain Pound Sterling – 16.6%
17,093	AstraZeneca PLC (Pharmaceuticals)	1,010,126
51,124	Aviva PLC (Insurance)	755,792
76,700	BAE Systems PLC (Aerospace & Defense)	613,766
62,861	Barclays PLC (Commercial Banks)	848,366
29,525	BG Group PLC (Oil, Gas & Consumable Fuels)	391,708
16,200	BP PLC (Oil, Gas & Consumable Fuels)	180,160
34,695	British American Tobacco PLC (Tobacco)	945,747
10,000	Enterprise Inns PLC (Hotels Restaurant & Leisure)	205,634
125,140	Friends Provident PLC (Insurance)	494,131
40,100	HBOS PLC (Commercial Banks)	831,476
80,000	J Sainsbury PLC (Food & Staples Retailing)	597,826
82,762	Man Group PLC* (Capital Markets)	770,418
47,865	Marks & Spencer Group PLC (Multiline Retail)	599,416
10,580	Punch Taverns PLC (Hotels Restaurant & Leisure)	207,671
19,503	Rio Tinto PLC (Metals & Mining)	1,075,909
131,950	Royal & Sun Alliance Insurance Group (Insurance)	371,259
28,063	Royal Bank of Scotland Group PLC (Commercial Banks)	999,969
12,400	Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	429,679
14,914	Standard Chartered PLC (Commercial Banks)	419,625
238,000	Vodafone Group PLC (Wireless Telecommunication Services)	612,895
33,175	Xstrata PLC (Metals & Mining)	1,417,538

		13,779,111

Shares	Description	Value
Common Stocks – (continued)
Canadian Dollar – 1.7%
3,900	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	$ 202,996
6,005	Nexen, Inc. (Oil, Gas & Consumable Fuels)	320,317
6,600	Teck Cominco Ltd. (Metals & Mining)	485,824
7,331	Telus Corp. (Diversified Telecommunication)	420,425

		1,429,562

Euro – 32.0%
Austria – 0.5%
3,300	OMV AG (Oil, Gas & Consumable Fuels)	179,380
5,600	Voestalpine AG (Metals & Mining)	264,092

		443,472

Belgium – 0.7%
10,300	Fortis (Diversified Financial Services)	432,368
1,100	KBC Groep NV (Commercial Banks)	120,177

		552,545

Finland – 0.1%
5,800	Sampo Oyj (Insurance)	125,695

France – 13.0%
600	Air France-KLM (Airlines)	21,370
20,188	BNP Paribas SA (Commercial Banks)	2,219,736
14,463	Cap Gemini SA (IT Services)	821,431
15,670	Credit Agricole SA (Commercial Banks)	666,187
4,023	Essilor International SA (Heatlh Care Equipment & Supplies)	422,060
12,140	European Aeronautic Defence and Space Co. (Aerospace & Defense)	329,253
2,687	Groupe Danone (Food Products)	393,697
1,967	L’Oreal SA (Personal Products)	191,299
6,000	Mittal Steel Co. NV (Metals & Mining)	257,532
7,871	Mittal Steel Co. NV (Metals & Mining)	338,040
9,200	Renault SA (Automobiles)	1,076,150
7,700	Sanofi-Aventis (Pharmaceuticals)	654,512
4,515	Societe Generale (Commercial Banks)	750,277
21,682	Societe Television Francaise 1 (Media)	736,648
14,400	Total SA (Oil, Gas & Consumable Fuels)	974,991
8,123	Vinci SA (Construction & Engineering)	914,922

		10,768,105

Germany – 6.8%
1,300	Allianz AG (Insurance)	241,279
4,600	BASF AG (Chemicals)	406,173
14,897	Bayer AG (Chemicals)	750,064
8,400	Continental AG (Auto Components)	939,367
22,400	Deutsche Lufthansa AG (Airlines)	516,605
6,506	E.ON AG (Electric Utilities)	780,539
1,000	Merck KGaA (Pharmaceuticals)	105,422
4,600	MunichRe AG (Insurance)	746,671
6,550	RWE AG (Multi-Utilities)	647,297

The accompanying notes are an integral part of these financial statements.	19

COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

October 31, 2006

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
1,450	SAP AG (Software)	$ 288,477
9,500	TUI AG (Hotels Restaurants & Leisure)	207,820

		5,629,714

Ireland – 1.4%
31,990	Anglo Irish Bank Corp. PLC (Commercial Banks)	573,645
1,234	Anglo Irish Bank Corp. PLC (Commercial Banks)	$22,081
15,111	CRH PLC (Construction Materials)	532,684

		1,128,410

Italy – 3.5%
12,000	Buzzi Unicem SPA (Construction Materials)	316,267
51,050	ENI SPA (Oil, Gas & Consumable Fuels)	1,539,615
5,100	Fondiaria-Sai SpA (Insurance)	227,038
101,928	UniCredito Italiano SpA (Commercial Banks)	844,939

		2,927,859

Netherlands – 4.0%
5,668	ABN AMRO Holding NV (Commercial Banks)	165,299
13,200	Buhrmann NV (Commercial Services & Supplies)	205,198
57,649	ING Groep NV (Diversified Financial Services)	2,553,872
2,190	Koninklijke (Royal) Philips Electronics NV (Household Durables)	76,502
11,256	Wolters Kluwer NV (Media)	309,444

		3,310,315

Spain – 2.0%
43,039	Banco Bilbao Vizcaya Argentaria SA (Commercial Banks)	1,039,288
18,000	Repsol YPF SA (Oil, Gas & Consumable Fuels)	597,308

		1,636,596

Total Euro		26,522,711

Hong Kong Dollar – 2.5%
26,500	China Mobile Ltd. (Wireless Telecommunication Services)	216,370
60,000	China Netcom Group Corp. Ltd. (Diversified Telecommunication)	106,619
192,000	China Petroleum & Chemical Corp. (Oil, Gas & Consumable Fuels)	132,819
154,000	China Shenhua Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	270,488
43,500	Esprit Holdings Ltd. (Specialty Retail)	421,174
247,000	Industrial & Commercial Bank of China* (Commercial Banks)	110,523

Shares	Description	Value
Common Stocks – (continued)
Hong Kong Dollar – (continued)
36,121	Kerry Properties Ltd. (Real Estate Management & Development)	$ 133,296
184,000	Li & Fung Ltd. (Distributors)	479,093
121,900	Sino Land Co. Ltd. (Real Estate Management & Development)	212,226

		2,082,608

Indian Rupee – 0.6%
6,838	Infosys Technologies Ltd. (IT Services)	317,983
2,330	State Bank of India Ltd. GDR (Commercial Banks)	146,790

		464,773

Israeli Shekel – 0.3%
25,800	Bank Leumi Le-Israel (Commercial Banks)	106,700
21,300	United Mizrahi Bank Ltd. (Commercial Banks)	144,890

		251,590

Japanese Yen – 23.7%
18,500	Canon, Inc. (Office Electronics)	991,792
20,000	Cosmo Oil Co. Ltd. (Oil, Gas & Consumable Fuels)	83,451
24,000	Daiwa House Industry Co. Ltd. (Household Durables)	432,987
10,600	Denso Corp. (Auto Components)	404,224
11	East Japan Railway Co. (Road & Rail)	76,936
14,300	Edion Corp. (Specialty Retail)	206,024
18,800	Honda Motor Co. Ltd. (Automobiles)	665,487
21,100	Hoya Corp. (Electronic Equipment & Instruments)	815,459
195	Japan Tobacco, Inc. (Tobacco)	850,327
18,900	JFE Holdings, Inc. (Metals & Mining)	759,523
60,000	Kobe Steel Ltd. (Metals & Mining)	183,660
5,900	LEOPALACE21 Corp. (Real Estate Management & Development)	221,966
17,200	Mitsubishi Corp. (Trading Companies & Distribution)	332,367
103	Mitsubishi Tokyo Financial Group, Inc. (Commercial Banks)	1,294,600
82,000	Mitsui & Co. Ltd. (Trading Companies & Distribution)	1,119,696
58,000	Mitsui Chemicals, Inc. (Chemicals)	398,222
64,000	Mitsui OSK Lines Ltd. (Marine)	533,538
29,000	NGK Insulators Ltd. (Machinery)	393,510
42,000	Nippon Mining Holdings, Inc. (Oil, Gas & Consumable Fuels)	313,864
98	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication)	493,540
18,900	Nissan Motor Co. Ltd. (Automobiles)	226,402
13,200	Nitto Denko Corp. (Chemicals)	752,802
24,300	Nomura Holdings, Inc. (Capital Markets)	429,050
5,610	ORIX Corp. (Consumer Finance)	1,580,518
27,000	Sharp Corp. (Household Durables)	481,339
2,200	Sony Corp. (Household Durables)	91,232

20	The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)
Japanese Yen – (continued)
50,000	Sumitomo Heavy Industries Ltd. (Machinery)	$ 428,370
79,000	Sumitomo Metal Industries Ltd. (Metals & Mining)	297,208
185	Sumitomo Mitsui Financial Group (Commercial Banks)	2,024,710
3,100	Takeda Chemical Industries Ltd. (Pharmaceuticals)	199,059
15,600	Tokyo Electric Power Co. Inc. (Electric Utilities)	453,508
41,000	Tokyo Gas Co. Ltd. (Gas Utilities)	209,286
31,400	Toyota Motor Corp. (Automobiles)	1,860,562

		19,605,219

Korean Won – 1.1%
2,000	Honam Petrochemical Corp. (Chemicals)	125,232
1,150	Hyundai Mobis (Auto Components)	112,284
6,380	Industrial Bank of Korea (Commercial Banks)	111,722
1,900	Kookmin Bank (Commercial Banks)	151,032
811	POSCO (Metals & Mining)	225,075
245	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor)	158,870

		884,215

Mexican Peso – 1.7%
24,100	America Movil SA de CV (Wireless Telecommunication Services)	1,033,167
13,700	Grupo Televisa SA (Media)	338,116

		1,371,283

Philippine Peso – 0.2%
3,000	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	142,055

Russian Rouble – 0.2%
1,462	LUKOIL ADR (Oil, Gas & Consumable Fuels)	118,130

Singapore Dollar – 0.4%
30,400	Flextronics International Ltd.* (Electronic Equipment & Instruments)	352,640

South African Rand – 0.3%
55,980	Sanlam Ltd. (Insurance)	132,992
5,900	Standard Bank Group Ltd. (Commercial Banks)	69,282
3,744	Tiger Brands Ltd. (Food Products)	77,759

		280,033

Shares	Description	Value
Common Stocks – (continued)
Swiss Franc – 11.6%
67,627	ABB Ltd. (Electrical Equipment)	$ 1,005,667
1,800	Alcon, Inc. (Heatlh Care Equipment & Supplies)	190,944
37,507	Credit Suisse Group (Capital Markets)	2,261,183
3,166	Nestle AG (Food Products)	1,081,588
1,440	Nobel Biocare Holding AG (Heatlh Care Equipment & Supplies)	394,132
17,319	Novartis AG (Pharmaceuticals)	1,051,071
8,451	Roche Holding AG (Pharmaceuticals)	1,478,865
5,385	Swiss Re (Insurance)	441,518
28,763	UBS AG (Capital Markets)	1,717,850

		9,622,818

Taiwan Dollar – 0.7%
28,800	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment & Instruments)	186,589
124,425	Quanta Computer, Inc. (Computers & Peripherals)	184,416
107,118	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor)	196,443

		567,448

TOTAL COMMON STOCKS
(Cost $66,139,750)		$79,828,929

Preferred Stock – 0.3%
Brazilian Real – 0.3%
5,200	Cia de Bebidas das Americas ADR (Beverages)
(Cost $231,635)		$ 227,032

Units	Description	Expiration Date	Value
Warrants* – 0.6%
Taiwan Dollar – 0.6%
32,100	Foxconn Technology Co. Ltd.(a) (Computers & Peripherals)	8/22/2008	$ 311,049
7,694	High Tech Computer Corp. (Computers & Peripherals)	9/18/2008	190,257

TOTAL WARRANTS
(Cost $361,135)			$ 501,306

The accompanying notes are an integral part of these financial statements.	21

COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

October 31, 2006

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(b) – 1.0%
State Street Bank & Trust Co.
$799,000	4.77	11/01/2006	$ 799,000
Maturity Value: $ 799,106
(Cost $799,000)

TOTAL INVESTMENTS – 98.3%
(Cost $67,531,520)			$81,356,267
Other assets in excess of liabilities – 1.7%			1,445,652

Net Assets – 100.0%			$82,801,919

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $311,049, which represents approximately 0.4% of net assets as of October 31, 2006.
(b)	Repurchase agreement was entered into on October 31, 2006. This agreement was fully collateralized by $845,000 U.S. Treasury Note, 4.00%, due 2/15/2014 with a market value of $817,538.

Investment Abbreviations:
ADR	—AmericanDepositary Receipt
GDR	—GlobalDepositary Receipt
TOPIX	—TokyoStock Price Index

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At October 31, 2006, the following futures contracts were open as follows:

Type	Number of Contracts Long	Settlement Month	Market Value	Unrealized Gain (Loss)
Dow Jones Euro Stoxx 16 Index	2	December 2006	80,240 EUR	$6,815
TOPIX Index	1	December 2006	16,135,000 JPY	(1,154)
				$5,661

22	The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND

PORTFOLIO COMPOSITION

Investments Industry Classifications†	As a % of net assets 10/31/2006	As a % of net assets 10/31/2005

Commercial Banks	16.7%	14.9%
Oil, Gas & Consumable Fuels	7.5	11.3
Metals & Mining	7.0	5.2
Capital Markets	6.3	3.5
Pharmaceuticals	5.4	6.1
Insurance	5.1	4.8
Automobiles	4.6	3.2
Diversified Financial Services	3.6	2.6
Chemicals	2.9	1.6
Wireless Telecommunication Services	2.4	2.2
Tobacco	2.2	1.4
Consumer Finance	1.9	1.5
Food Products	1.9	1.7
Auto Components	1.8	2.0
Trading Companies & Distribution	1.8	3.5
Media	1.7	1.9
Electronic Equipment & Instruments	1.6	3.1
Electric Utilities	1.5	1.3
IT Services	1.4	1.3
Household Durables	1.3	0.8
Diversified Telecommunication	1.2	1.5
Electrical Equipment	1.2	0.0
Health Care Equipment & Supplies	1.2	1.9
Office Electronics	1.2	1.0
Aerospace & Defense	1.1	1.6
Construction & Engineering	1.1	0.6
Food & Staples Retailing	1.1	1.5
Construction Materials	1.0	1.7
Machinery	1.0	1.0
Short Term Investments	1.0	0.9
Computer & Peripherals	0.8	0.4
Multi-Utilities	0.8	0.0
Specialty Retail	0.8	2.2
Airlines	0.7	0.0
Hotels Restaurant & Leisure	0.7	3.0
Multiline Retail	0.7	0.9
Real Estate	0.7	0.1
Distributors	0.6	0.7
Marine	0.6	0.4
Semiconductors & Semiconductor	0.4	0.0
Software	0.4	0.6
Beverages	0.3	1.6
Commercial Services & Supplies	0.2	0.4
Gas Utilities	0.3	0.4
Transportation Infrastructure	0.3	0.0
Personal Products	0.2	0.0
Road & Rail	0.1	0.0
Textiles & Apparel	0.0	1.5
Semiconductor Equipment & Products	0.0	0.7
Communications Equipment	0.0	0.5
Independent Power Producers	0.0	0.4

TOTAL INVESTMENTS	98.3%	99.3%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

The accompanying notes are an integral part of these financial statements.	23

COMMERCE ASSET ALLOCATION FUND

Asset Allocation Fund Overview

We present you with the annual report for the Commerce Asset Allocation Fund for the one-year period ended October 31, 2006.

A conversation with the Investment Policy Team of the Asset Allocation Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2006, the Fund’s Institutional Shares generated a cumulative total return of 13.19%. This return compares to the 16.02% cumulative total return of the Russell 1000 Index, the Fund’s benchmark and the 12.72% cumulative total return of the Asset Allocation Composite Index, a hypothetical index prepared by the adviser, consisting of 50% Russell 1000 Index/40% Lehman Aggregate Bond Index/10% Morgan Stanley Capital International Europe, Australasia and Far East Index “MSCI EAFE Index.”

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: Security selection within the component segments of the Fund were important factors in achieving positive performance relative to the Fund’s benchmarks. The Fund underperformed the Russell 1000 primarily because of the fixed income portion of the Fund’s portfolio. However, many of the larger weighted equity component portions of the Fund helped offset some of this performance drag. A number of the Fund’s underlying funds outperformed their respective benchmarks including the Commerce Growth, Commerce MidCap Growth and T. Rowe Price MidCap Value Funds.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The overall stock/bond mix within the portfolio shifted three times during the period. At the beginning of the year we decreased our equity holdings to a neutral weighting relative to bonds. In March, we further decreased the Fund’s exposure to equities, but as of October, the Fund re-established the neutral weightings. During the latter part of the year, we added three new equity components to the Fund, representing Small Cap Growth, Small Cap Value and Real Estate Income Trusts (REITs), and one new fixed income component, representing Treasury Inflation Protected Securities (TIPs).

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The International Equity segments, both in developed and emerging countries enhanced overall portfolio returns during the year. Additionally, the Mid-Cap Growth segment provided very good absolute and comparative returns.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: With interest rates rising throughout the period, the Commerce Bond component of the Fund was unable to match its benchmark index in performance. The Commerce Value component slightly underperformed its benchmark index.

COMMERCE ASSET ALLOCATION FUND

Performance Summary

October 31, 2006

Following is performance information for the Commerce Asset Allocation Fund for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares. In addition to the Investment Adviser’s decisions regarding component (or underlying) Fund selection, asset allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund.

Average Annual Total Return through October 31, 2006

Average Annual Total Return through October 31, 2006	Since Inception	One Year
Institutional Shares (commenced September 27, 2002)(a)	10.67%	13.19%
Russell 1000 Index (as of September 27, 2002)(b)	15.01%	16.02%
Asset Allocation Composite Index (as of September 27, 2002)(c)	11.46%	12.72%

Asset Allocation Fund Institutional Shares Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested September 27, 2002 to October 31, 2006.

(a)	Returns assume fee waivers and expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	The Russell 1000® Index is an unmanaged market capitalization weighted index of the 1,000 largest U.S. companies in the Russell 3000 Index. The Index figures do not reflect the deduction of any fees, expenses or taxes.
(c)	The Asset Allocation Composite Index (“Composite Index”) is a hypothetical representation prepared by the Adviser of the performance of the Fund’s asset classes weighted according to their respective weightings in the Fund’s target range. The Composite Index is comprised of the Russell 1000 Index (50%), the Lehman Brothers Aggregate Bond Index (40%) and MSCI EAFE Index (10%). The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The MSCI EAFE Index (unhedged) is an unmanaged market capitalization weighted composite of securities in 21 developed markets outside of North America, in Europe, Australia and the Far East. The Composite Index figures to not reflect any deduction for fees, taxes or expenses.

COMMERCE ASSET ALLOCATION FUND

Statement of Investments

October 31, 2006

Shares	Description	Value
Mutual Funds (Institutional Shares) – 90.8%
Equity – 54.0%
117,346	Commerce Growth Fund – 17.7%(a)	$ 2,999,373
56,242	Commerce International Equity Fund – 9.0%(a)	1,533,158
22,612	Commerce MidCap Growth Fund – 4.5%(a)	759,973
98,979	Commerce Value Fund – 17.2%(a)	2,922,852
35,399	T. Rowe Price Mid-Cap Value Fund – 5.6%	945,497

		9,160,853

Fixed Income(a) – 36.8%
344,087	Commerce Bond Fund – 36.8%	6,234,858

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)
(Cost $14,153,390)		$15,395,711

Exchange Traded Funds – 9.0%
1,915	iShares Dow Jones US Real Estate Index Fund – 0.9%	$ 157,317
5,070	iShares Lehman US Treasury Inflation Protected Securities Fund – 3.0%	510,143
1,698	iShares MSCI Emerging Markets Index Fund – 1.0%	175,913
4,965	iShares Russell 2000 Growth Index Fund – 2.3%	382,553
4,010	iShares Russell 2000 Value Index Fund – 1.8%	310,575

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,400,238)		$ 1,536,501

TOTAL INVESTMENTS – 99.8%
(Cost $15,553,628)		$16,932,212
Other assets in excess of liabilities – 0.2%		26,100

Net Assets – 100.0%		$16,958,312

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Represents an affiliated issuer.

PORTFOLIO COMPOSITION

Underlying Funds Allocation	AS OF 10/31/2006	AS OF 10/31/2005

Commerce Bond Fund	36.8%	30.7%
Commerce Growth Fund	17.7	20.3
Commerce Value Fund	17.2	24.5
Commerce International Equity Fund	9.0	11.6
T. Rowe Price Mid-Cap Value Fund	5.6	6.3
Commerce MidCap Growth Fund	4.5	5.2
iShares Lehman US Treasury Inflation Protected Securities Fund	3.0	0.0
iShares Russell 2000 Growth Index Fund	2.3	0.0
iShares Russell 2000 Value Index Fund	1.8	0.0
iShares MSCI Emerging Markets Index	1.0	3.2
iShares Dow Jones US Real Estate Index Fund	0.9	0.0

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such its composition may differ over time.

26	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Bond Fund Overview

We present you with the annual report for the Commerce Bond Fund for the one-year period ended October 31, 2006.

A conversation with Scott Colbert, Portfolio Manager of the Bond Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2006, the Fund’s Institutional Shares generated a cumulative total return of 4.76%. This return compares to the 5.19% cumulative total return of the Lehman Brothers Aggregate Bond Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: The primary factor explaining the Fund’s modest underperformance versus its unmanaged benchmark during the fiscal year was the Fund’s expenses, since the index returns are not reduced by ongoing management fees. Offsetting most of these fees, our underweighting of Treasury bonds and our overweighting of all “spread type” securities, primarily agencies and asset backed securities, which was the key contributor to return, allowing us to overcome much of our fee differential as the year progressed. In addition, we kept the Fund’s duration slightly short the benchmark, which helped the Fund as interest rates rose, while managing to add back some maturity/duration in late June, neutralizing our duration position close to the high in rates.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: There were two major adjustments made to the portfolio during the year. First, we continued to move the Fund’s overall quality up over the year, since credit spreads relative to the least risky sectors of the market compressed to very narrow margins. We did this primarily by reducing our lowest rated credits in the corporate sector. We believe that the move will allow us to capitalize on potentially wider spreads next year. We also reversed our overweighting of securities with short and long-term maturities, adding back exposure to the intermediate portion of the yield curve. As a result, the “barbell” structure of the Fund was reversed over the year to take advantage of the yield curve inversion that began to occur as the Federal Reserve Bank neared the end of its interest rate hiking campaign to raise interest rates.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The above mentioned yield curve and duration strategies enhanced the Fund’s return. In addition, our overweight to the highest rated credits in the corporate sector, other than U.S. Treasury market issues, added considerable value.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: While our interest rate exposure and yield curve positioning helped for most of the year, our underweight to the mortgage sector (7% underweight) and our higher quality positioning subtracted value. The best relative performing sector was the mortgage backed securities sector, which outperformed Treasury bonds by 0.96%. BBB rated bonds also outperformed higher rated securities by 0.32%, so the Fund’s increase in credit quality, modest as it was, subtracted some relative performance.

COMMERCE BOND FUND

Performance Summary

October 31, 2006

The following is performance information for the Commerce Bond Fund for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares. In addition to the Investment Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund.

Average Annual Total Return through October 31, 2006

Average Annual Total Return through October 31, 2006	Since Inception	Ten Years	Five Years	One Year
Institutional shares (commenced December 12, 1994)(a)	6.24%	5.43%	3.47%	4.76%
Lehman Aggregate Index (as of December 12, 1994)(b)	7.02%	6.25%	4.51%	5.19%

Bond Fund Institutional Shares 10 Year Performance

Performance of a $10,000 Investment, Distributions Reinvested November 1, 1996 to October 31, 2006.

(a)	Returns assume fee waivers and expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	The Lehman Brothers Aggregate Index is an unmanaged index comprised of the Lehman Brothers Government Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The Index figures do not reflect the deduction of any fees, expenses or taxes.

COMMERCE BOND FUND

Schedule of Investments

October 31, 2006

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 13.5%
Auto – 1.3%
Distribution Financial Services Trust Series 1999-3, Class A6
$ 2,287,654	6.88%	11/15/2016	$ 2,287,858
Hertz Vehicle Financing LLC Series 2005-1A, Class A5(a)
4,770,000	5.08	11/25/2011	4,750,027

			7,037,885

Commercial – 3.0%
Asset Securitization Corp. Series 1995-MD4, Class A1
176,802	7.10	08/13/2029	177,894
Asset Securitization Corp. Series 1997-D4, Class AIE
4,100,000	7.53	04/14/2029	4,137,432
LB Commercial Conduit Mortgage Trust Series 1998-C4, Class A1B
6,471,489	6.21	10/15/2035	6,568,440
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
5,500,000	6.46	03/15/2031	5,820,589

			16,704,355

Credit Card – 1.6%
Cabela’s Master Credit Card Trust Series 2005-1A, Class A1(a)
5,000,000	4.97	10/15/2013	4,982,812
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.90	12/12/2016	3,545,493

			8,528,305

Equipment – 0.6%
CIT Equipment Collateral, Series 2005-VT1, Class A4
3,150,000	4.36	11/20/2012	3,116,351

Home Equity – 2.4%
Contimortgage Home Equity Loan Trust Series 1999-3, Class A6
563,566	8.18	12/25/2029	562,685
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2
2,503,436	3.75	09/25/2033	2,349,734
Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5
3,747,591	8.35	03/25/2025	3,731,804
Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7(b)
3,459,163	8.48	09/25/2030	3,445,579
Security National Mortgage Loan Trust Series 2004-2A, Class AF3(a)(b)
3,000,000	5.77	11/25/2034	2,973,047

			13,062,849

Manufactured Housing – 3.4%
Associates Manufactured Housing Pass-Through Series 1996-1, Class A5
371,116	7.60	03/15/2027	371,876
Green Tree Financial Corp. Series 1993-4, Class A5
5,685,908	7.05	01/15/2019	5,785,503
Green Tree Financial Corp. Series 1995-5, Class M1
2,000,000	7.65	09/15/2026	2,084,249

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – (continued)
Green Tree Financial Corp. Series 1996-4, Class A7
$ 2,874,409	7.90%	06/15/2027	$ 3,029,243
Green Tree Financial Corp. Series 1997-3, Class A6
168,774	7.32	03/15/2028	177,372
Green Tree Financial Corp. Series 1998-3, Class A5
1,344,634	6.22	03/01/2030	1,358,127
Green Tree Financial Corp. Series 1998-3, Class A6
925,647	6.76	03/01/2030	954,703
Green Tree Financial Corp. Series 1999-1, Class M2
1,500,000	7.34	11/01/2028	225,000
Oakwood Mortgage Investors, Inc. Series 1996-C, Class A6
4,205,000	7.65	04/15/2027	4,243,136
Oakwood Mortgage Investors, Inc. Series 1997-A, Class A5
674,971	7.13	05/15/2027	677,620

			18,906,829

Student Loans – 1.2%
Brazos Higher Education Authority, Inc. Student Loan RB Taxable Series 2005 Class A-5 (Guaranted Student Loans)(c)
3,570,000	4.91	12/15/2008	3,556,613
Northstar Education Finance, Inc. Series 2005-1, Class A5
3,000,000	4.74	10/30/2045	2,973,750

			6,530,363

TOTAL ASSET-BACKED SECURITIES
(Cost $75,492,291)			$ 73,886,937

Taxable Municipal Bond Obligations – 6.7%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (FSA)
$ 1,295,000	4.79%	04/01/2015	$ 1,249,727

Alaska – 0.2%
Providence Alaska Health System Direct Obligation Series 2005
755,000	4.68	10/01/2010	740,708
500,000	4.79	10/01/2011	491,190

			1,231,898

California – 0.6%
Industry California Sales Tax RB Taxable Series 2005 (MBIA)
3,045,000	5.00	01/01/2013	3,016,194

Indiana – 1.0%
Indiana Bond Bank RB Taxable School Severance Funding Series 2006-11 (XLCA)
2,715,000	5.50	07/15/2011	2,752,874
2,805,000	5.65	07/15/2013	2,870,637

			5,623,511

Massachusetts – 0.6%
University of Massachusetts Building Authority RB Refunding Taxable Series 2006-2 (AMBAC)
655,000	5.36	05/01/2011	660,718
2,485,000	5.43	05/01/2012	2,519,119

			3,179,837

The accompanying notes are an integral part of these financial statements.	29

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2006

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
New Jersey – 0.2%
New Jersey Economic Development Authority RB Taxable Designated Industry Series 2004-A
$ 1,000,000	5.20%	03/01/2014	$ 996,310

New York – 0.7%
New York State Housing Finance Agency Personal Income Tax RB Taxable Economic Development & Housing Series 2006 B
3,925,000	5.22	09/15/2015	3,930,260

Ohio – 0.9%
Energy Acquisition Corp. II Ohio Electricity Energy Acquisition RB Taxable Series 2005 (MBIA)
1,555,000	4.38	08/15/2007	1,543,228
3,140,000	4.60	02/15/2009	3,105,680

			4,648,908

Oklahoma – 0.4%
Oklahoma State Capital Improvement Authority RB Taxable Oklahoma State Regents Series 2006 (MBIA)
2,000,000	5.16	07/01/2013	2,004,320

Oregon – 1.0%
Multnomah County Oregon School District 1J Portland GO Bonds Refunding Taxable Series 2004
785,000	5.17	06/15/2011	768,735
Oregon School Boards Association GO Bonds Taxable Pension Series 2005 (AMBAC)
5,000,000	4.36	06/30/2013	4,797,900

			5,566,635

Rhode Island – 0.5%
Providence Rhode Island GO Bonds Refunding Taxable Series 2004-B (FSA)
710,000	4.96	07/15/2014	696,162
Rhode Island Convention Center Authority RB Taxable Civic Center Series 2006 A (FSA)
2,155,000	5.81	05/15/2016	2,228,227

			2,924,389

Washington – 0.4%
Energy Northwest Washington RB Taxable Columbia Station Series 2005-C (AMBAC)
2,335,000	4.49	07/01/2011	2,272,656

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS
(Cost $36,981,269)			$ 36,644,645

CMOs – 15.7%
Banc of America Mortgage Securities Series 2004-E, Class 2A5(b)
$ 5,000,000	4.11%	06/25/2034	$ 4,876,613
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
2,843,071	5.25	09/25/2019	2,763,601
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
3,133,313	4.75	12/25/2018	3,090,312

Principal Amount	Interest Rate	Maturity Date	Value
CMOs – (continued)
FHLMC PAC Series 2110, Class PG
$ 4,500,000	6.00%	01/15/2029	$ 4,574,928
FHLMC PAC Series 2633, Class PC
6,000,000	4.50	07/15/2015	5,897,052
FHLMC PAC Series 2760, Class EC
4,050,000	4.50	04/15/2017	3,909,135
FHLMC REMIC PAC Series 1579, Class PM
1,132,471	6.70	09/15/2023	1,158,724
FHLMC REMIC Series 2890, Class KB
3,115,000	4.50	02/15/2019	2,951,595
FHLMC REMIC TAC Series 2658, Class A
2,370,492	4.50	08/15/2018	2,280,798
FHLMC Series 2391, Class Z
5,341,849	6.00	12/15/2031	5,336,594
FHLMC Series 2508, Class OY
1,485,000	4.50	10/15/2017	1,418,041
FHLMC Series 2524, Class WC
1,950,000	6.00	11/15/2028	1,973,226
FHLMC Series 2603, Class C
2,620,000	5.50	04/15/2023	2,630,442
FHLMC Series 2672, Class NH
3,400,000	4.00	09/15/2018	3,114,728
FHLMC Series 2677, Class BC
800,000	4.00	09/15/2018	731,628
FHLMC Series 2742, Class K
4,915,000	4.00	01/15/2019	4,493,596
FHLMC Series T-58, Class 1A3
2,186,996	4.39	11/25/2038	2,157,589
FNMA FNIC PAC Series 2001-45, Class WG
2,165,692	6.50	09/25/2031	2,219,938
FNMA PAC Series 2003-117, Class KB
3,000,000	6.00	12/25/2033	3,063,014
FNMA REMIC PAC Series 2003-14, Class AP
795,481	4.00	03/25/2033	758,922
FNMA REMIC PAC Series 2003-16, Class PN
3,735,000	4.50	10/25/2015	3,667,558
FNMA REMIC Series 1992-1, Class E
7,521	7.50	01/25/2007	7,502
FNMA Series 2002-73, Class OE
3,404,000	5.00	11/25/2017	3,336,173
FNMA Series 2002-82, Class XE
2,660,000	5.00	12/25/2017	2,604,368
GNMA Series 1998-12, Class EB
1,527,418	6.50	05/20/2028	1,531,251
Impac Secured Assets Corp. Series 2004-2, Class A6
2,000,000	5.74	08/25/2034	2,007,736
Master Asset Securitization Trust Series 2004-3, Class 5A1
645,679	6.25	01/25/2032	646,589
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
3,550,222	6.00	05/25/2033	3,554,724

30	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
CMOs – (continued)
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
$ 1,884,237	5.00%	05/25/2018	$ 1,847,587
Small Business Administration Series 2006-P10B, Class 1
5,000,000	5.68	08/10/2016	5,078,109
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
2,575,388	5.00	06/25/2018	2,517,442

TOTAL CMOs
(Cost $86,183,915)			$ 86,199,515

Commercial Mortgages – 4.0%
FNMA Series 2000-M2, Class C(b)
$ 4,600,000	7.11%	07/17/2022	$ 4,731,949
GNMA Series 2001-12, Class B(b)
405,801	6.23	06/16/2021	409,446
GNMA Series 2002-62, Class B
1,837,230	4.76	01/16/2025	1,831,855
GNMA Series 2003-16, Class B
3,500,000	4.49	08/16/2025	3,421,879
GNMA Series 2003-38, Class JC(b)
1,040,624	6.99	08/16/2042	1,128,378
GNMA Series 2004-09, Class A
2,922,040	3.36	08/16/2022	2,818,432
GNMA Series 2004-45, Class A
2,700,693	4.02	12/16/2021	2,639,573
GNMA Series 2004-60, Class C(b)
5,000,000	5.24	03/16/2028	4,993,392

TOTAL COMMERCIAL MORTGAGES
(Cost $22,671,062)			$ 21,974,904

Corporate Obligations – 21.8%
Aerospace/Defense(a) – 0.3%
Lockheed Martin Corp.
$ 1,366,000	6.15%	09/01/2036	$ 1,451,493

Cable TV – 0.3%
Comcast Corp.
1,600,000	6.50	01/15/2015	1,674,430

Consumer Non-Durables – 0.2%
Clorox Co.
965,000	4.20	01/15/2010	937,146

Electric – 1.6%
Columbus Southern Power Co.
2,870,000	5.85	10/01/2035	2,814,919
Duke Energy Corp.
1,525,000	5.30	10/01/2015	1,518,720
Exelon Generation Co. LLC
1,470,000	5.35	01/15/2014	1,447,654

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Electric – (continued)
PSE&G Power LLC
$ 1,485,000	5.00%	04/01/2014	$ 1,417,789
San Diego Gas & Electric Co.
1,585,000	5.30	11/15/2015	1,584,065

			8,783,147

Financial – 8.9%
American General Finance Corp.
2,870,000	3.88	10/01/2009	2,774,194
Bank One Corp.(b)
1,000,000	9.88	03/01/2019	1,243,147
Bear Stearns Companies, Inc.
3,000,000	4.50	10/28/2010	2,929,506
Equitable Life Assurance Society of the United States(a)
5,900,000	7.70	12/01/2015	6,772,882
General Electric Capital Corp. MTN Series A
4,325,000	5.88	02/15/2012	4,461,653
3,000,000	6.00	06/15/2012	3,120,591
John Deere Capital Corp.
3,000,000	3.63	05/25/2007	2,970,513
Merrill Lynch & Co., Inc.
1,780,000	5.77	07/25/2011	1,821,668
Merrill Lynch & Co., Inc. MTN
3,065,000	4.83	10/27/2008	3,044,964
Metropolitan Life Insurance Co.(a)
6,000,000	7.70	11/01/2015	6,900,078
Morgan Stanley
900,000	6.75	04/15/2011	952,260
1,720,000	4.75	04/01/2014	1,645,715
Reed Elsevier Capital, Inc.
1,800,000	6.75	08/01/2011	1,896,089
SLM Corp.
4,886,000	4.50	07/26/2010	4,765,614
Wells Fargo & Co.
3,480,000	3.13	04/01/2009	3,326,817

			48,625,691

Industrial – 2.0%
Receipts on Corporate Securities Trust CHR-1998-1
5,208,103	6.50	08/01/2018	5,188,686
Receipts on Corporate Securities Trust NSC-1998-1
3,001,915	6.38	05/15/2017	3,061,143
Service Master Co.
2,661,000	7.10	03/01/2018	2,855,386

			11,105,215

Multimedia – 0.5%
AOL Time Warner
2,700,000	6.75	04/15/2011	2,831,736

Oil & Gas – 1.6%
Apache Finance Property Ltd.
4,500,000	7.00	03/15/2009	4,683,087

The accompanying notes are an integral part of these financial statements.	31

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2006

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Oil & Gas – (continued)
Tosco Corp.
$ 1,258,000	7.25%	01/01/2007	$ 1,260,769
2,095,000	8.13	02/15/2030	2,712,669

			8,656,525

Real Estate – 2.1%
Archstone-Smith Trust
2,550,000	5.75	03/15/2016	2,583,527
EOP Operating LP
3,300,000	7.75	11/15/2007	3,372,904
ProLogis
2,030,000	5.25	11/15/2010	2,020,749
Simon Property Group LP
2,000,000	5.38	06/01/2011	2,002,144
Speiker Properties LP
1,600,000	7.35	12/01/2017	1,791,448

			11,770,772

Sovereign Agency – 0.4%
Resolution Funding Corp.
1,500,000	8.13	10/15/2019	1,950,117

Utilities – 1.0%
GTE Corp.
5,310,000	6.84	04/15/2018	5,671,738

Yankee – 2.9%
BHP Billiton Finance USA Ltd.
2,044,000	4.80	04/15/2013	1,985,734
750,000	6.75	11/01/2013	810,687
955,000	5.25	12/15/2015	945,671
Canadian National Railway Co.
890,000	6.20	06/01/2036	959,914
Deutsche Telekom International Finance BV
1,335,000	8.00	06/15/2010	1,457,234
France Telecom SA
1,286,000	7.75	03/01/2011	1,412,639
Swiss Bank Corp.
7,335,000	7.38	06/15/2017	8,501,522

			16,073,401

TOTAL CORPORATE OBLIGATIONS
(Cost $116,773,204)			$119,531,411

Foreign Debt Obligation – 1.0%
Sovereign – 1.0%
Egypt Agency for International Development (Cost $5,435,050)
$ 5,700,000	4.45%	09/15/2015	$ 5,517,030

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – 14.3%
FHLMC
$ 159,722	6.00%	12/01/2013	$ 162,444
230,215	8.50	02/01/2019	243,064
3,000,263	4.50	12/01/2019	2,901,320
287,548	8.50	03/01/2021	305,538
1,479,639	7.00	05/01/2026	1,531,848
135,834	7.00	10/01/2030	140,245
200,450	7.50	12/01/2030	208,733
369,489	7.50	01/01/2031	384,758
823,061	7.00	08/01/2031	849,290
7,057,336	5.00	05/01/2033	6,836,321
5,638,747	5.50	06/01/2033	5,592,261
2,713,529	2.71(b)	05/01/2034	2,654,679
5,314,078	5.29(b)	01/01/2036	5,221,617
FNMA
362,539	5.50	01/01/2009	361,521
307,798	7.00	07/01/2009	311,762
76,699	6.50	02/01/2012	78,601
227,271	6.00	12/01/2013	228,169
122,850	6.50	07/01/2014	126,451
236,560	9.00	11/01/2021	251,735
86,663	6.50	08/01/2024	88,886
76,107	6.50	09/01/2024	78,059
48,674	6.50	09/01/2024	49,923
132,380	9.00	02/01/2025	142,606
42,721	6.50	03/01/2026	43,897
93,653	8.00	07/01/2028	98,995
319,605	6.50	10/01/2028	328,307
274,882	6.32(b)	12/01/2028	279,502
62,080	6.50	01/01/2029	63,771
169,091	6.00	07/01/2029	170,985
241,091	7.50	09/01/2029	251,776
276,600	7.00	03/01/2031	285,798
86,565	7.50	03/01/2031	90,190
396,236	7.00	11/01/2031	409,174
1,045,584	7.00	01/01/2032	1,079,724
2,496,864	6.00	12/01/2032	2,519,448
4,607,431	5.00	02/01/2033	4,459,579
4,189,860	5.50	03/01/2033	4,151,675
4,549,265	5.50	03/01/2033	4,507,805
3,048,830	5.00	07/01/2033	2,950,993
10,880,257	4.50	08/01/2033	10,242,713
3,551,286	5.00	02/01/2034	3,435,273
1,847,253	5.09(b)	10/01/2034	1,839,826
3,600,925	5.11(b)	02/01/2035	3,540,366
GNMA
386,699	8.00	02/15/2022	410,040
177,526	7.50	08/20/2025	184,634
746,560	7.50	07/20/2026	776,809
1,219,724	6.50	04/15/2031	1,256,279
1,261,865	6.50	05/15/2031	1,299,683
3,640,202	5.50	04/15/2033	3,629,430
1,544,142	5.50	10/15/2033	1,539,573

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $79,408,022)			$ 78,596,076

32	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Government Agency Obligations – 13.8%
FFCB
$11,000,000	5.50	%(a)	07/15/2011	$ 11,242,517
11,135,000	4.50		05/06/2014	10,813,388
2,860,000	5.19		04/22/2021	2,874,720
FHLB
7,210,000	4.88		11/15/2006	7,208,334
7,000,000	5.59		02/03/2009	7,113,498
2,270,000	5.58		02/17/2009	2,303,671
2,915,000	5.38		08/15/2024	2,983,007
3,025,000	7.13		02/15/2030	3,836,027
FHLMC
10,000,000	4.13		07/12/2010	9,752,100
7,380,000	4.88		08/16/2010	7,381,793
FNMA
3,500,000	4.25		08/15/2010	3,424,838
1,300,000	5.08		06/24/2018	1,230,172
1,635,000	7.13		01/15/2030	2,074,929
Tennessee Valley Authority
1,981,000	6.75		11/01/2025	2,372,951
1,000,000	7.13		05/01/2030	1,272,198

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $75,201,978)				$ 75,884,143

U.S. Treasury Obligations – 7.3%
United States Treasury Bonds
$11,965,000	4.00%		02/15/2015	$ 11,474,710
400,000	8.00		11/15/2021	536,125
3,750,000	5.50		08/15/2028	4,104,491
7,765,000	6.25		05/15/2030	9,376,238
United States Treasury Notes
10,000,000	4.88		04/30/2011	10,119,140
4,500,000	4.25		11/15/2014	4,395,762

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $39,249,448)				$ 40,006,466

Repurchase Agreement(d) – 1.4%
State Street Bank & Trust Co.
$ 7,846,000	4.77%		11/01/2006	$ 7,846,000
Maturity Value: $7,847,040
(Cost $7,846,000)

TOTAL INVESTMENTS – 99.5%
(Cost $545,242,239)				$546,087,127
Other assets in excess of liabilities – 0.5%				2,625,592

Net Assets – 100.0%				$548,712,719

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $39,072,856, which represents approximately 7.3% of net assets as of October 31, 2006.
(b)	Variable rate security. Coupon rate disclosed is that which is in effect at October 31, 2006.
(c)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.
(d)	Repurchase agreement was entered into on October 31, 2006. This agreement was fully collateralized by $7,735,000 U.S. Treasury Note, 5.13%, due 06/30/2011 with a market value of $8,005,725.

Investment Abbreviations:
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
CMOs	—Collateralized Mortgage Obligations
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNIC	—Financial Network Investment Corporation
FNMA	—Federal National Mortgage Association
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Government National Mortgage Association
GO	—General Obligation
MBIA	—Insured by Municipal Bond Investors Assurance
MTN	—Medium-Term Note
PAC	—Planned Amortization Class
RB	—Revenue Bond
REMIC	—Real Estate Mortgage Investment Conduit
TAC	—Targeted Amortization Class
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 10/31/06	AS OF 10/31/05

Corporate Obligations	21.8%	23.5%
Collateralized Mortgage Obligations	15.7	15.6
Mortgage-Backed Pass-Through Obligations	14.3	14.8
U.S. Government Agency Obligations	13.8	19.5
Asset-Backed Securities	13.5	12.8
U.S. Treasury Obligations	7.3	3.2
Municipal	6.7	3.5
Commercial Mortgages	4.0	0.8
Short-Term Obligation	1.4	7.0
Foreign Debt Obligations	1.0	0.1

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	33

COMMERCE SHORT-TERM GOVERNMENT FUND

Short-Term Government Fund Overview

We present you with the annual report for the Commerce Short-Term Government Fund for the one-year period ended October 31, 2006.

A conversation with Scott Colbert, Portfolio Manager of the Short-Term Government Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2006, the Fund’s Institutional Shares generated a cumulative total return of 4.21%. This return is slightly under the 4.34% cumulative total return of the Citigroup 1-5 Year Treasury/Government Sponsored Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: For most of the period, we maintained a slightly short duration of the Fund versus the benchmark, while overweighting the mortgage backed securities sector. This duration positioning enabled the Fund to take advantage of the rising short end of the interest rate yield curve. Extra yield from the mortgages sector added to performance relative to the benchmark. A modest detractor from performance over the past year was that the portfolio was slightly short of its benchmark duration as bonds began to move higher in late June and early July.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: Over the course of the period, we slightly reduced the Fund’s mortgage exposure, and increased our agency exposure. We also increased the Fund’s cash position as cash yields were higher than most two-year securities. We also decreased our Treasury exposure relative to the benchmark. More recently, we moved the Fund’s duration closer to that of the benchmark once the Federal Reserve Bank paused in June.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Funds primary driver of added return was the significant exposure to mortgage backed securities and our slightly less than average duration exposure over the course of the year. Also, the added yield spread garnered from maintaining an overweight position in Federal Agency securities and the reduction in treasury bonds continued to add to the result.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: The Fund’s overweight position in mortgage-backed securities enhanced performance; however, we lowered our exposure to this sector during the year. Therefore, although mortgage-backed securities were the best performing sector, the Fund’s trimming of such holdings during the fiscal year detracted from performance.

COMMERCE SHORT-TERM GOVERNMENT FUND

Performance Summary

October 31, 2006

The following is performance information for the Commerce Short-Term Government Fund for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares. In addition to the Investment Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund.

Average Annual Total Return through October 31, 2006

Average Annual Total Return through October 31, 2006	Since Inception	Ten Years	Five Years	One Year
Institutional shares (commenced December 12, 1994)(a)	5.21%	4.64%	2.49%	4.21%
Citigroup 1-5 Year Treasury/Government Sponsored Index (as of December 12, 1994)(b)	5.72%	5.14%	3.12%	4.34%

Short-Term Government Fund Institutional Shares 10 Year Performance

Performance of a $10,000 Investment, Distributions Reinvested November 1, 1996 to October 31, 2006.

(a)	Returns assume fee waivers and expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	The Citigroup 1-5 Year Treasury/Government Sponsored Index, formerly known as the Salomon Brothers 1-5 Year Treasury/Government Sponsored Index, is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect the deduction of any fees, expenses or taxes.

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

October 31, 2006

Principal Amount	Interest Rate	Maturity Date	Value
CMOs – 28.5%
American Home Mortgage Investment Trust Series 2004-3, Class 6A4
$ 1,337,000	5.01%	10/25/2034	$ 1,314,858
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
1,272,944	3.92	09/25/2034	1,274,923
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
1,227,903	4.75	12/25/2018	1,211,052
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
1,395,192	3.79	11/19/2033	1,343,786
FHLMC PAC Series 023, Class PK
836,763	6.00	11/25/2023	849,499
FHLMC PAC Series 159, Class H
61,891	4.50	09/15/2021	61,061
FHLMC PAC Series 1614, Class MB
399,190	6.50	12/15/2009	402,510
FHLMC PAC Series 1650, Class K
880,000	6.50	01/15/2024	910,768
FHLMC PAC Series 2103, Class TE
1,029,823	6.00	12/15/2028	1,044,453
FHLMC PAC Series 2109, Class PE
719,075	6.00	12/15/2028	730,541
FHLMC PAC Series 2131, Class PE
134,402	6.00	04/15/2026	134,423
FHLMC PAC Series 2389, Class CD
207,326	6.00	03/15/2016	208,503
FHLMC PAC Series 2594, Class OR
483,547	4.25	06/15/2032	469,644
FHLMC PAC Series 2626, Class KA
1,000,000	3.00	03/15/2030	932,043
FHLMC REMIC PAC Series 041, Class F
178,632	10.00	05/15/2020	178,068
FHLMC REMIC PAC Series 1351, Class TE
799,527	7.00	08/15/2022	800,530
FHLMC REMIC PAC Series 1607, Class G
234,684	6.00	08/15/2013	234,532
FHLMC REMIC PAC Series 1673, Class H
32,973	6.00	11/15/2022	32,982
FHLMC REMIC PAC Series 2022, Class PE
210,033	6.50	01/15/2028	215,658
FHLMC REMIC PAC Series 2161, Class PG
169,472	6.00	04/15/2028	169,496
FHLMC REMIC PAC Series 2345, Class PQ
130,297	6.50	08/15/2016	133,758
FHLMC REMIC PAC Series 2439, Class LG
1,162,918	6.00	09/15/2030	1,170,563
FHLMC Series 031, Class EA Principal-Only Stripped Security(b)
651,685	0.00	04/25/2024	610,199
FHLMC Series 2515, Class KA
216,434	5.00	02/15/2016	215,447

Principal Amount	Interest Rate	Maturity Date	Value
CMOs – (continued)
FHLMC Series 2584, Class LX
$ 307,828	5.50%	12/15/2013	$ 309,507
FHLMC Series 2644, Class BM
1,795,000	4.50	01/15/2026	1,762,234
FHLMC Series 2644, Class ED
1,550,216	4.00	02/15/2018	1,489,028
FHLMC Series 2782, Class MC
1,057,541	4.50	01/15/2011	1,050,351
FHLMC Series T-58, Class 1A3
1,457,998	4.39	11/25/2038	1,438,393
FNMA PAC Series 1992-129, Class L
483,940	6.00	07/25/2022	492,403
FNMA PAC Series 2001-76, Class UC
690,735	5.50	11/25/2015	689,896
FNMA PAC Series 2002-56, Class UC
1,200,000	5.50	09/25/2017	1,207,769
FNMA PAC Series 2003-117, Class KB
556,000	6.00	12/25/2033	567,679
FNMA REMIC PAC Series 1991-94, Class E Principal-Only Stripped Security(b)
35,354	0.00	07/25/2021	34,170
FNMA REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(b)
142,785	0.00	10/25/2022	122,366
FNMA REMIC PAC Series 1998-36, Class J
317,541	6.00	07/18/2028	317,505
FNMA REMIC PAC Series 2001-71, Class MB
768,423	6.00	12/25/2016	780,314
FNMA REMIC PAC Series 2003-14, Class AP
1,069,555	4.00	03/25/2033	1,020,399
FNMA REMIC Series 1991-137, Class H
255,169	7.00	10/25/2021	266,106
FNMA REMIC Series 1992, Class 89 Principal-Only Stripped Security(b)
76,650	0.00	06/25/2022	64,432
FNMA REMIC Series 1992-1, Class E
1,074	7.50	01/25/2007	1,072
FNMA REMIC Series 1993-140, Class J
1,064,873	6.65	06/25/2013	1,072,741
FNMA REMIC Series 1993-182, Class FA(a)
62,935	4.13	09/25/2023	61,390
FNMA REMIC Series 1993-183, Class K
278,031	6.50	07/25/2023	281,764
FNMA REMIC Series 2002-71, Class PC
126,032	5.50	12/25/2026	125,542
FNMA Series 2003-W6, Class 3A
803,277	6.50	09/25/2042	820,759
GNMA REMIC PAC Series 2001-6, Class PM
160,046	6.50	06/16/2030	160,804
GNMA Series 1998-12, Class EB
381,854	6.50	05/20/2028	382,813

36	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value
CMOs – (continued)
GNMA Series 2001-53, Class F(a)
$ 111,468	5.67%	10/20/2031	$ 112,057
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
1,332,181	3.82	04/21/2034	1,300,157
Master Asset Securitization Trust Series 2004-3, Class 5A1
307,048	6.25	01/25/2032	307,481
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
731,946	5.00	05/25/2018	717,708
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
111,445	6.25	12/25/2023	111,076
Small Business Administration Series 2006-P10B, Class 1
2,000,000	5.68	08/10/2016	2,031,244
Vendee Mortgage Trust Series 1996-2, Class 1Z
401,408	6.75	06/15/2026	415,798
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS8, Class 4A5
933,215	5.75	12/25/2032	934,552
Washington Mutual, Inc. Series 2003-AR4, Class A6(a)
1,551,961	3.42	05/25/2033	1,519,018
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
463,570	5.00	06/25/2018	453,140

TOTAL CMOs
(Cost $37,457,007)			$ 37,070,965

Commercial Mortgages – 8.4%
FNMA Series 2000-M2, Class C(a)
$ 1,600,000	7.11%	07/17/2022	$ 1,645,895
GNMA REMIC Series 2004-51, Class A
233,968	4.15	02/16/2018	229,606
GNMA Series 2002-28, Class A
1,914,641	4.78	02/16/2018	1,916,868
GNMA Series 2003-88, Class AC
2,036,059	2.91	06/16/2018	1,967,901
GNMA Series 2004-09, Class A
1,308,170	3.36	08/16/2022	1,261,786
GNMA Series 2004-20, Class C
1,700,000	4.43	04/16/2034	1,648,199
GNMA Series 2004-43, Class A
331,681	2.82	12/16/2019	318,525
GNMA Series 2004-45, Class A
1,350,347	4.02	12/16/2021	1,319,787
GNMA Series 2004-60, Class C(a)
650,000	5.24	03/16/2028	649,141

TOTAL COMMERCIAL MORTGAGES
(Cost $11,240,939)			$ 10,957,708

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – 8.3%
FHLMC
$ 240	7.75%	09/01/2007	$ 240
336,035	5.50	08/01/2017	337,022
769,670	6.00	01/01/2019	783,860
821,936	6.00	05/01/2019	837,091
196,193	6.00	10/01/2023	198,437
1,454,943	5.70(a)	05/01/2036	1,463,102
FNMA
3,985	8.00	12/01/2007	4,004
215,755	7.00	03/01/2009	217,266
680,274	4.50	11/01/2009	668,131
10,874	6.50	02/01/2012	11,143
373,912	6.50	09/01/2013	381,638
426,624	10.50	11/01/2015	461,892
375,328	6.00	07/01/2016	381,529
12,653	6.32(a)	08/01/2023	12,736
5,136	9.00	07/01/2024	5,524
32,530	6.32(a)	12/01/2028	33,077
120,072	7.00	11/01/2031	123,992
908,212	5.27(a)	02/01/2033	889,704
895,727	6.00	07/01/2033	903,829
1,357,003	4.05(a)	02/01/2034	1,333,123
861,362	5.09(a)	10/01/2034	857,899
GNMA
18,976	8.00	07/15/2017	20,007
795	5.13(a)	11/20/2024	803
1,546	5.13(a)	12/20/2024	1,562
32,630	5.38(a)	04/20/2026	32,814
22,265	4.75(a)	08/20/2026	22,451
37,056	5.38(a)	01/20/2028	37,325
772,071	5.50	10/15/2033	769,786

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $11,076,498)			$ 10,789,987

U.S. Government Agency Obligations – 33.7%
FFCB
$ 2,000,000	3.00%	04/15/2008	$ 1,945,596
3,000,000	5.20	05/02/2008	3,011,169
3,500,000	5.25	06/19/2009	3,533,775
237,000	6.89	09/13/2010	253,973
250,000	7.00	09/01/2015	285,906
500,000	6.13	12/29/2015	542,047
FHLB
425,000	2.88	02/15/2007	421,968
735,000	5.38	02/15/2007	734,925
525,000	3.50	09/12/2007	517,564
125,000	5.88	11/15/2007	125,913
115,000	6.02	01/09/2008	116,232
50,000	5.97	03/25/2008	50,661
1,000,000	6.00	06/11/2008	1,015,062
3,400,000	2.63	07/15/2008	3,275,655
250,000	5.37	12/11/2008	252,597
3,000,000	5.59	02/03/2009	3,048,642
125,000	5.90	03/26/2009	127,313
35,000	5.99	04/09/2009	35,962

The accompanying notes are an integral part of these financial statements.	37

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2006

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FHLMC
$ 4,000,000	3.63%	02/15/2008	$ 3,930,416
4,600,000	3.63	09/15/2008	4,495,299
3,000,000	5.50(c)	07/15/2011	3,066,141
FNMA
2,000,000	3.13	12/15/2007	1,957,240
5,500,000	7.25	01/15/2010	5,883,609
2,000,000	3.88	02/15/2010	1,940,078
3,000,000	6.13	03/15/2012	3,172,821

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $44,440,823)			$43,740,564

U.S. Treasury Obligations – 13.0%
United States Treasury Note
$ 5,000,000	4.00%	06/15/2009	$ 4,923,635
3,000,000	3.50	11/15/2009	2,906,835
3,000,000	4.13	08/15/2010	2,953,242
3,000,000	4.50	11/15/2010	2,991,798
3,000,000	5.13	06/30/2011	3,067,851

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $16,804,808)			$16,843,361

Repurchase Agreement(d) – 8.0%
State Street Bank & Trust Co.
$10,347,000	4.77%	11/01/2006	$ 10,347,000
Maturity Value: $10,348,371
(Cost $10,347,000)

TOTAL INVESTMENTS – 99.9%
(Cost $131,367,075)			$129,749,585
Other assets in excess of liabilities – 0.1%			189,993

Net Assets – 100.0%			$129,939,578

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2006.
(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $3,066,141, which represents approximately 2.4% of net assets as of October 31, 2006.
(d)	Repurchase agreement was entered into on October 31, 2006. This agreement was fully collateralized by $10,200,000 U.S. Treasury Note, 5.13%, due 06/30/2011 with a market value of $10,557,000.

Investment Abbreviations:
CMOs	—CollateralizedMortgage Obligations
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MSC	—Mortgage Securities Corp.
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 10/31/06	AS OF 10/31/05

U.S. Government Agency Obligations	42.1%	49.3%
Collateralized Mortgage Obligations	28.5	40.6
U.S. Treasury Obligations	13.0	0.2
Mortgage-Backed Pass-Through Obligations	8.3	6.1
Short-Term Obligation	8.0	3.5

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such its composition may differ over time.

38	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL, MISSOURI, AND KANSAS TAX-FREE INTERMEDIATE BOND FUNDS

National, Missouri, and Kansas Tax-Free

Intermediate Bond Funds Overview

We present you with the annual report for the Commerce National, Missouri, and Kansas Tax-Free Intermediate Bond Funds for the one-year period ended October 31, 2006.

A conversation with Brian Musielak, Portfolio Manager of the National, Missouri, and Kansas Tax-Free Intermediate Bond Funds.

Q: How did the Funds’ perform over the review period?

A: Over the one-year period ended October 31, 2006, the National Tax-Free Intermediate Bond Fund’s Institutional Shares generated a cumulative total return of 4.57%.

Over the one-year period ended October 31, 2006, the Missouri Tax-Free Intermediate Bond Fund’s Institutional Shares generated a cumulative total return of 4.48%.

Over the one-year period ended October 31, 2006, the Kansas Tax-Free Intermediate Bond Fund’s Institutional Shares generated a cumulative total return of 4.28%.

These returns compare to the 5.07% cumulative total return of the Lehman 3-15 Year Blend Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: The two biggest factors affecting our performance in each of the Funds was its relative exposure to lower rated credits and bonds with maturities beyond 10 years. Both of these segments of the municipal bond market were big winners during this past fiscal year. The Funds each carried an overweight in non-rated and BBB-rated bonds most of the fiscal year, which helped performance. We expect that these types of bonds continue their outperformance through next year as our domestic economy remains on solid footing. The Funds were not so fortunate when it came to longer maturing holdings. Given the historically low interest rate levels, we began selling most of our longest maturing bonds at the beginning of the Funds’ fiscal year, missing out on a significant portion of the gains that those bonds provided during the balance of the year. There were not any Fund specific issues that materially affected performance.

Q: Were there any significant adjustments made to the Funds’ portfolios during the period?

A: The most significant adjustment made to the Funds’ portfolios was their exposure to bonds with maturities past 15 years. Late in calendar year 2004, we structured the Funds with an overweight to maturities inside two years and outside twenty years. This is commonly referred to as a “barbell” maturity approach. This type of maturity structure performs best when the yield curve flattens as it did during the Funds’ fiscal year in 2005. Given the dramatic move lower in long-term yields, we decided to liquidate all longer maturing bonds at the beginning of the Funds’ fiscal year.

Q: Could you describe some specific holdings that enhanced returns during the period?

A: In the National Tax-Free Intermediate Bond Fund, the best performing bonds were some of our longer positions such as Illinois St Dev Finance Authority 5% due 7/1/21, Louisiana Government Facilities Authority 5.25% due 12/1/18, and West Contra Costa California 5.70% due 2/1/21. Also performing well were our higher yielding positions such as Tangipahoa Louisiana Hosp Rev 5.375% due 2/1/15, Missouri St Dev Finance Authority 5.60% due 3/1/16, and Raytown MO 4.625% due 7/1/24.

In the Missouri Tax-Free Intermediate Bond Fund, the best performing bonds were some of our longer positions such as Camdenton MO 4% due 3/1//20, North Kansas City MO S/D 5% due 3/1/25, and Puerto Rico Finance Rev 5% due 7/1/22. Also performing well were our higher yielding positions such as Missouri St Dev Finance Authority 5.60% due 3/1/16, Pike County MO Rev 5.375% due 12/1/19, and Howard Bend MO Levee Dist 5.85% due 3/1/19.

In the Kansas Tax-Free Intermediate Bond Fund, the best performing bonds were some of our longer positions such as Wyandotte County Kansas 5.25% due 9/1/20, Kansas St Dev Finance Authority 5% 4/1/24, and Kansas St Dev

COMMERCE NATIONAL, MISSOURI, AND KANSAS TAX-FREE INTERMEDIATE BOND FUNDS

National, Missouri, and Kansas Tax-Free

Intermediate Bond Funds Overview (continued)

Finance Authority 5% 10/1/21. Also performing well were our higher yielding positions such as Kansas St Dev Finance Authority 5% 6/1/17 due 9/1/14, Lawrence Kansas Hospital Rev 5.375% due 7/1/14, and University of Kansas Hospital Rev 6% due 9/1/14.

Q: What were some examples of holdings that didn’t meet your expectations?

A: For each Fund, our worst performing positions tended to be the higher quality bonds with shorter maturities. Examples include the following:

In the National Tax-Free Intermediate Bond Fund, Newaygo MI S/D 5.125% due 5/1/10 and New York St Dorm Authority 5% due 5/15/08 performed poorly.

In the Missouri Tax-Free Intermediate Bond Fund, Marion County S/D 5.25% due 3/1/09 and St. Charles MO Community College 5% due 2/15/17 performed poorly.

In the Kansas Tax-Free Intermediate Bond Fund, Kansas St Dev Finance Authority 5% due 8/1/10 and Topeka Kansas 5.50% due 8/1/10 performed poorly.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2006

The following is performance information for the Commerce National Tax-Free Intermediate Bond Fund for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares. In addition to the Investment Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund.

Average Annual Total Return through October 31, 2006

Average Annual Total Return through October 31, 2006	Since Inception	Ten Years	Five Years	One Year
Institutional Shares (commenced February 21, 1995)(a)	4.97%	4.84%	4.07%	4.57%
Lehman 3-15 Year Blend Index (as of March 1, 1995)(b)	5.83%	5.50%	4.53%	5.07%

National Tax-Free Intermediate Bond Fund Institutional Shares 10 Year Performance

Performance of a $10,000 Investment, Distributions Reinvested November 1, 1996 to October 31, 2006.

(a)	Returns assume fee waivers and expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.
(b)	The Lehman 3-15 Year Blend Index is an unmanaged index composed of investment grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2006

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – 100.1%
Alabama – 2.7%
Alabama Drinking Water Finance Authority Revenue Bonds (Revolving Funding Program) Series A (AMBAC) (AAA/Aaa)
$ 760,000	4.70%	08/15/2011	$ 775,975
Birmingham AL GO Bonds (Refunding Warrants) Series B (FSA) (AAA/Aaa)
930,000	5.50	07/01/2012	1,015,737
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Childrens Hospital) Series B (AMBAC) (AAA/Aaa)
1,005,000	5.00	06/01/2016	1,077,340
Madison AL GO Bonds (Refunding Warrants) (FSA) (AAA/Aaa)
1,160,000	5.00	04/01/2019	1,265,722

			4,134,774

Alaska(a) – 0.3%
North Slope Boro AK GO Bonds (Capital Appreciation) Series B (MBIA) (AAA/Aaa)
540,000	0.00	06/30/2007	527,364

Arizona – 0.7%
Maricopa County AZ School District No. 6 Washington Elementary GO Bonds (School Improvement Project 2001) Series B (FSA) (AAA/Aaa)
400,000	5.00	07/01/2017	442,104
Pinal County AZ Unified School District No. 43 Apache Junction GO Bonds (Refunding) (FGIC) (AAA/Aaa)
500,000	5.75	07/01/2015	575,340

			1,017,444

Arkansas – 0.7%
Arkansas State Development Finance Authority State Park Facilities Revenue Bonds (Mt. Magazine Project) (FSA) (AAA/Aaa)
1,000,000	5.00	01/01/2017	1,077,170

California – 2.8%
San Diego CA Unified School District GO Bonds Series C (FSA) (AAA/Aaa)
550,000	5.00	07/01/2017	594,033
Santa Rosa CA High School District GO Bonds Election 2002 (MBIA) (AAA/Aaa)
1,395,000	5.00	08/01/2018	1,497,128
West Contra Costa CA Unified School District GO Bonds (Refunding) Series A (MBIA) (AAA/Aaa)
1,810,000	5.70	02/01/2022	2,174,679

			4,265,840

Colorado – 2.5%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-Littleton Academy) (BBB/NR)
495,000	5.38	01/15/2012	503,370
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-University Laboratory School Project) (ETM) (NR/Baa2)
645,000	5.25	06/01/2011	666,053

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Colorado – (continued)
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Nashville Public Radio) (ETM) (BBB+/NR)
$ 365,000	5.50%	04/01/2009	$ 380,695
390,000	5.50	04/01/2010	413,186
Colorado State Certificates of Participation (University of Colorado at Denver and Health Sciences Center Fitzsimons Academic) Series B (MBIA) (AAA/Aaa)
1,000,000	5.00	11/01/2015	1,090,700
Colorado State Department of Corrections Certificates of Participation (AMBAC) (AAA/Aaa)(a)
100,000	0.00	03/01/2010	88,082
El Paso County School District No. 11 GO Bonds (Capital Appreciation) (MBIA) (AAA/Aaa)(a)
1,000,000	0.00	12/01/2012	791,240

			3,933,326

District Of Columbia – 1.1%
District of Columbia Revenue Bonds (World Wildlife Fund) Series A (AMBAC) (AAA/Aaa)
555,000	5.75	07/01/2011	600,826
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds (FSA) (AAA/Aaa)
500,000	5.50	10/01/2017	570,045
Metropolitan Washington DC Airports Authority Revenue Bonds (Refunding) Series B (AMT) (MBIA) (AAA/Aaa)
500,000	5.25	10/01/2009	519,475

			1,690,346

Florida – 1.6%
Florida State Board of Education Capital Outlay GO Bonds (Refunding Public Education) Series D (AAA/Aa1)
895,000	5.50	06/01/2009	937,602
Florida State Community Services Corp. Walton County Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
1,330,000	5.50	03/01/2014	1,461,763

			2,399,365

Hawaii – 1.4%
Honolulu City & County GO Bonds (Unrefunded Balance) Series A (AA-/Aa2)
2,000,000	5.75	04/01/2012	2,205,500

Illinois – 9.1%
Chicago IL Board of Education Certificates of Participation (Lease) Series A (MBIA) (AAA/Aaa)
500,000	6.25	01/01/2010	539,070
Chicago IL GO Bonds Series A (FGIC) (AAA/Aaa)(b)
2,000,000	6.00	07/01/2010	2,185,760
1,000,000	6.13	07/01/2010	1,097,130
Chicago IL GO Bonds Series A (FGIC) (ETM) (AAA/Aaa)
765,000	5.75	01/01/2008	784,377
Cook County IL Consolidated High School District No. 200 Oak Park GO Bonds (FSA) (AAA/Aaa)(a)
500,000	0.00	12/01/2009	445,840
Cook County IL School District No. 039 Wilmette GO Bonds (Refunding) (NR/Aa1)
1,025,000	5.75	12/01/2013	1,124,415

42	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Illinois – (continued)
Cook County IL School District No. 117 GO Bonds (Capital Appreciation) (FSA) (ETM) (NR/Aaa)(a)
$ 500,000	0.00%	12/01/2008	$ 464,275
Elgin IL GO Bonds (Refunding) Series B (NR/Aa2)
25,000	4.80	01/01/2010	25,329
Illinois Educational Facilities Authority Student Housing Revenue Bonds (Educational Advancement Fund University Center Project) (NR/Aaa)
670,000	5.50	05/01/2012	730,856
Illinois Finance Authority Revenue Bonds (Refunding Shedd Aquarium Society) (AMBAC) (AAA/Aaa)
1,750,000	5.00	07/01/2020	1,888,915
1,685,000	5.00	07/01/2021	1,814,897
Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series A-1 (AA/Aa2)
1,000,000	4.15	02/01/2016	1,016,090
500,000	4.25	08/01/2017	507,235
Illinois Housing Development Authority Revenue Bonds (Refunding Single Family Housing) Series C-1 (AA/Aa2)
255,000	3.70	02/01/2013	257,400
Kane County IL School District No. 101 GO Bonds (Batavia Building) (FSA) (NR/Aaa)
1,075,000	7.88	12/30/2007	1,127,481

			14,009,070

Indiana – 6.1%
Anderson IN School Building Corp. GO Bonds (First Mortgage) (FSA) (AAA/Aaa)(b)
420,000	5.00	07/15/2014	458,035
Carmel Industrial Redevelopment Authority Revenue Bonds (County Option Income Tax Lease Rent Revenue) (MBIA) (AAA/Aaa)
540,000	4.25	01/01/2016	556,940
Elkhart County IN Hospital Authority Revenue Bonds (NR/A1)
390,000	4.75	08/15/2011	398,490
Evansville Vanderburgh IN Public Leasing Corp. Revenue Bonds (Refunding First Mortgage) (AMBAC) (AAA/NR)
1,740,000	5.25	07/15/2016	1,933,488
Frankfort IN High School Elementary School Building Corp. Revenue Bonds (First Mortgage) (FSA) (AAA/NR)
1,635,000	4.50	07/15/2017	1,706,793
Indiana Health Facility Financing Authority Hospital Revenue Bonds (Methodist Hospital, Inc.) (Refunding) (A-/A3)
515,000	5.25	09/15/2007	521,592
Indiana University Revenue Bonds (Student Residence Systems) Series B (AMBAC) (AAA/Aaa)
500,000	5.25	11/01/2018	549,220
Indianapolis Local Public Improvement Revenue Bonds (Refunding) Series B (AA/Aa2)
1,300,000	6.00	01/10/2020	1,519,791
Monroe-Gregg Industrial Grade School Building Corp. Revenue Bonds (First Mortgage) (FSA) (AAA/NR)
610,000	4.25	07/15/2017	622,639

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Indiana – (continued)
Wawasee IN Community School Corp. Revenue Bonds (New Elementary & Remodeling Building Corp.) (Refunding First Mortgage) (FSA) (AAA/NR)
$ 1,000,000	5.00%	07/15/2018	$ 1,102,680

			9,369,668

Iowa – 2.3%
Iowa Finance Authority Revenue Bonds (Refunding Child Services) (NR/NR)
160,000	5.10	06/01/2017	162,810
480,000	5.13	06/01/2018	487,353
405,000	5.13	06/01/2019	409,674
200,000	5.13	06/01/2020	201,930
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AAA/Aaa)
260,000	4.30	07/01/2016	264,404
Iowa Student Loan Liquidity Corp. Revenue Bonds Series E (AMT) (NR/Aaa)
2,000,000	5.70	06/01/2009	2,072,000

			3,598,171

Kansas – 2.4%
Junction City KS GO Bonds Series C (NR/NR)
500,000	5.00	08/01/2007	505,475
Kansas Independent College Finance Authority Educational Facilities Revenue Bonds (Benedictine College Project) (NR/NR)(b)
395,000	6.25	10/01/2007	404,464
Kansas State Development Finance Authority Revenue Bonds (Refunding Athletic Facilities University of Kansas) Series K (A/A1)
65,000	5.00	06/01/2018	69,211
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
750,000	5.25	07/01/2012	800,558
Neosho County KS Sales Tax Revenue Bonds (MBIA) (ETM) (AAA/Aaa)
800,000	5.50	08/15/2011	853,000
Wichita KS GO Bonds (Sales Tax) (AA/Aa2)
1,000,000	5.00	04/01/2011	1,059,950

			3,692,658

Kentucky – 1.0%
Butler County KY School District Finance Corp. School Building Revenue Bonds (Refunding) Series B (NR/Aa3)
560,000	3.25	08/01/2013	538,748
Jefferson County KY GO Bonds (Refunding) Series C (AMT) (AA+/Aa2)
465,000	5.38	05/15/2007	469,339
460,000	5.45	05/15/2008	472,576

			1,480,663

The accompanying notes are an integral part of these financial statements.	43

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2006

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Louisiana – 2.7%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Capital Projects & Equipment Acquisition) (AMBAC) (AAA/Aaa)
$ 2,755,000	5.25%	12/01/2018	$ 3,026,753
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding North Oaks Medical Center Project) Series A (A/NR)
1,100,000	5.38	02/01/2018	1,182,522

			4,209,275

Massachusetts – 0.7%
Massachusetts State Federal Highway Revenue Bonds (Grant Anticipation Notes) Series A (NR/Aa3)
1,050,000	5.75	06/15/2014	1,133,527
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (Boston College) Series L (AA-/Aa3)
10,000	5.25	06/01/2013	10,347

			1,143,874

Michigan – 10.0%
Galesburg-Augusta MI Community Schools GO Bonds (Refunding) (Q-SBLF/FGIC) (AAA/Aaa)
25,000	4.50	05/01/2030	25,317
Genesee County MI Sewage Disposal Systems Revenue Bonds (Interceptors & Treatment Facilities) (FGIC) (AAA/Aaa)
550,000	4.00	05/01/2014	558,954
Lake Orion MI Community School District GO Bonds Series A (Q-SBLF/FGIC) (AAA/Aaa)(b)
2,000,000	6.00	05/01/2010	2,154,240
Michigan Higher Education Facilities Authority Limited Obligation Revenue Bonds (Calvin College Project) (NR/NR)
500,000	5.40	12/01/2011	521,875
1,125,000	5.55	12/01/2013	1,180,901
2,000,000	5.65	12/01/2014	2,101,460
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)
2,500,000	5.50	11/15/2010	2,654,775
Michigan State Hospital Finance Authority Revenue Bonds Series A (AAA/Aa2)(b)
1,650,000	6.13	11/15/2009	1,787,462
Newaygo MI Public Schools GO Bonds (Q-SBLF) (AA/Aa2)(b)
750,000	5.00	05/01/2010	784,688
250,000	5.13	05/01/2010	262,580
Paw Paw MI Public School District GO Bonds (School Building & Site) (Q-SBLF) (AA/Aa2)(b)
475,000	5.30	05/01/2010	502,412
South Lyon MI Community Schools GO Bonds Series A (Q-SBLF) (AA/Aa2)(b)
875,000	5.50	05/01/2010	931,201
Stockbridge MI Community Schools GO Bonds (Q-SBLF) (AA/Aa2)(b)
665,000	5.10	05/01/2010	699,041

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Michigan – (continued)
Thornapple Kellogg MI School District GO Bonds (Refunding) (FSA/Q-SBLF) (AAA/Aaa)
$ 1,130,000	5.00%	05/01/2021	$ 1,209,055

			15,373,961

Minnesota – 5.1%
Chaska MN Electric Revenue Bonds Series A (NR/A3)(b)
1,000,000	6.00	10/01/2010	1,087,550
Dakota County MN Community Development Agency GO Bonds (Governmental Housing Development) (Refunding Senior Housing Facilities) Series A (AA+/Aaa)
900,000	5.00	01/01/2015	973,161
875,000	5.00	01/01/2016	943,583
Minneapolis St. Paul MN Housing Finance Board Single Family Mortgage Revenue Bonds (Mortgage Backed Securities City Living Project) Series A-3 (GNMA/FNMA) (AAA/NR)
1,000,000	5.70	04/01/2027	1,079,970
Shakopee MN Independent School District No. 720 GO Bonds (School Building Improvements) Series A (MBIA) (NR/Aaa)
1,045,000	4.75	02/01/2014	1,115,485
1,175,000	4.75	02/01/2015	1,260,188
1,350,000	4.75	02/01/2016	1,443,919

			7,903,856

Mississippi – 0.7%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (University of Mississippi Medical Center Project) (MBIA-IBC) (ETM) (AAA/Aaa)
1,000,000	5.65	12/01/2009	1,027,930

Missouri – 13.1%
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
500,000	5.25	06/01/2012	534,045
Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)(b)
600,000	5.65	03/01/2009	632,442
1,100,000	5.85	03/01/2009	1,164,350
Howard Bend MO Levee District Special Tax Revenue Bonds (ETM) (NR/NR)
600,000	5.30	03/01/2008	613,080
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) (NR/Aa3)
865,000	5.00	12/01/2013	937,236
855,000	5.00	12/01/2014	922,528
Jefferson City MO School District GO Bonds Series A (NR/Aa2)
300,000	6.70	03/01/2011	321,846
Joplin MO Industrial Development Authority Health Care Facilities Revenue Bonds (Freeman Health Systems Project) (BBB+/NR)
290,000	4.00	02/15/2008	290,273
555,000	5.50	02/15/2014	602,008

44	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Airport Revenue Bonds (Refunding & General Improvement) Series H (A+/A1)
$ 1,455,000	5.00%	09/01/2009	$ 1,506,056
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AAA/Aaa)
1,000,000	5.25	12/01/2013	1,076,400
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)
1,070,000	5.00	04/01/2019	1,126,881
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)(b)
725,000	5.60	03/01/2010	769,348
Missouri State Health & Educational Facility Authority Revenue Bonds (SSM Health Care) Series A (MBIA) (AAA/Aaa)
200,000	5.00	06/01/2012	205,644
Missouri State Health & Educational Facility Authority Revenue Bonds (St. Anthony’s Medical Center) (ETM) (NR/A2)
500,000	6.25	12/01/2008	526,795
Missouri State Health & Educational Facility Revenue Bonds (BJC Health Systems) Series A (ETM) (NR/Aaa)
500,000	6.75	05/15/2012	578,100
Missouri State Housing Development Commission Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
1,045,000	4.75	12/01/2010	1,076,172
Missouri State Regional Convention & Sports Complex Authority Revenue Bonds (Refunding Convention & Sports Facilities Project) Series A-1 (AMBAC) (AAA/Aaa)
1,365,000	5.25	08/15/2012	1,483,059
North Kansas City School District No. 74 GO Bonds (Refunding & Improvement Direct Deposit Program) (AA+/Aa1)
1,000,000	4.50	03/01/2016	1,055,300
1,000,000	4.50	03/01/2017	1,054,910
Osage Beach MO Waterworks & Sewer System Revenue Bonds (NR/NR)(b)
225,000	5.50	12/01/2010	240,809
290,000	5.60	12/01/2010	311,463
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.63	07/01/2024	274,491
Springfield MO School District No. 12 GO Bonds (Refunding) Series B (FGIC) (AAA/Aaa)
620,000	9.50	03/01/2007	631,985
St. Charles MO Certificates of Participation Series B (NR/A2)
1,000,000	5.50	05/01/2018	1,076,160
St. Louis MO Parking Facilities Revenue Bonds (Downtown Parking Facilities) Series A (NR/NR)
200,000	5.88	02/01/2020	207,036
St. Peters MO GO Bonds (Refunding) (FGIC) (NR/Aaa)
650,000	7.20	01/01/2008	677,241
290,000	7.20	01/01/2009	312,255

			20,207,913

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Nebraska – 0.3%
Nebraska Investment Finance Authority Revenue Bonds (Single Family Housing) Series F (GNMA/FNMA/FHLMC) (AAA/NR)
$ 125,000	4.30%	09/01/2014	$ 125,746
180,000	4.35	03/01/2015	181,129
100,000	4.35	09/01/2015	100,651
105,000	4.40	09/01/2016	105,690

			513,216

New Mexico – 0.0%
New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Series A-3 (GNMA/FNMA/FHLMC) (AAA/NR)
10,000	6.15	09/01/2017	10,458

New York – 5.1%
Metropolitan Transportation Authority NY Service Contract Revenue Bonds (Refunding) Series A (AA-/A1)
2,000,000	5.10	01/01/2021	2,119,720
New York NY City Transitional Finance Authority Revenue Bonds (Prerefunded Future Tax) Series B (AAA/Aa1)(b)
375,000	6.00	05/15/2010	409,477
New York NY City Transitional Finance Authority Revenue Bonds (Unrefunded Future Tax) Series B (AAA/Aa1)(b)
125,000	6.00	05/15/2010	136,493
New York NY GO Bonds (Prerefunded) Series J (AA-/A1)(b)
735,000	5.25	08/01/2008	763,459
New York NY GO Bonds (Unrefunded Balance) Series J (AA-/A1)
2,495,000	5.25	08/01/2011	2,581,302
New York NY GO Bonds Series G (AA-/A1)
1,000,000	5.63	08/01/2013	1,102,000
New York State Dormitory Authority Revenue Bonds (Unrefunded Balance) Series C (AA-/A1)
190,000	7.38	05/15/2010	203,391
New York State Dormitory Authority Revenue Bonds Series B (AA-/A1)
540,000	5.00	05/15/2008	551,254

			7,867,096

North Carolina – 0.4%
Durham Water & Sewer Utility System Revenue Bonds (Wachovia Bank N.A.) (AAA/Aa3)(c)
300,000	3.58	11/01/2007	300,000
North Carolina Housing Finance Agency Revenue Bonds (Single Family) Series TT (AMT) (AA/Aa2)
150,000	5.00	03/01/2007	150,021
165,000	5.00	09/01/2007	165,241

			615,262

North Dakota – 0.8%
North Dakota State Building Authority Revenue Bonds (Refunding) Series B (AMBAC) (AAA/Aaa)
725,000	4.25	12/01/2016	744,785

The accompanying notes are an integral part of these financial statements.	45

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2006

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
North Dakota – (continued)
North Dakota State Municipal Bond Bank Revenue Bonds (State Revolving Funding Program) Series A (NR/Aaa)(b)
$ 400,000	6.00%	10/01/2010	$ 435,784

			1,180,569

Ohio – 3.3%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (AAA/NR)
1,250,000	5.00	12/01/2016	1,365,225
Cleveland OH GO Bonds (MBIA) (AAA/Aaa)
500,000	5.50	08/01/2008	516,065
Cleveland OH Municipal School District GO Bonds (FSA) (AAA/Aaa)
1,695,000	5.00	12/01/2022	1,808,243
Cuyahoga County OH GO Bonds (AA+/Aa1)
165,000	5.55	12/01/2020	175,872
Ohio State Higher Educational Facilities Revenue Bonds (College of Wooster Project) (NR/A1)
520,000	5.00	09/01/2014	558,605
Olentangy Local School District GO Bonds (Capital Appreciation Refunding) Series A (FSA) (AAA/Aaa)(a)
500,000	0.00	12/01/2016	333,140
Westlake OH GO Bonds (Street Improvement) (AAA/Aaa)
260,000	5.25	12/01/2025	300,799

			5,057,949

Oklahoma(b) – 1.8%
Tulsa County OK Public Facilities Authority Capital Improvement Revenue Bonds (AA-/NR)
2,530,000	6.20	11/01/2009	2,766,682

Oregon – 3.5%
Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series D (NR/Aa2)
1,300,000	4.35	07/01/2018	1,337,765
1,505,000	4.40	07/01/2019	1,548,630
1,010,000	4.45	07/01/2020	1,039,219
Oregon State Housing & Community Services Department Mortgage Revenue Bonds Series E (NR/Aa2)
440,000	4.60	07/01/2030	446,107
Portland OR Sewer System Revenue Bonds (Refunding) Series A (FGIC) (AAA/Aaa)
1,000,000	5.00	06/01/2010	1,008,590

			5,380,311

Rhode Island – 0.5%
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/Aaa)
180,000	5.70	12/01/2012	187,754
190,000	5.75	12/01/2013	198,607
205,000	5.80	12/01/2014	215,053
125,000	5.90	12/01/2015	131,639

			733,053

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
South Carolina – 1.1%
Berkeley County SC GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
$ 445,000	5.00%	09/01/2014	$ 481,833
Florence SC Water & Sewer Revenue Bonds (AMBAC) (AAA/Aaa)
390,000	7.50	03/01/2011	441,788
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding University Center Project) (AMBAC) (AAA/Aaa)
700,000	5.00	04/01/2016	762,601

			1,686,222

South Dakota – 1.3%
Hot Springs SD School District No. 023-2 GO Bonds (FSA) (AAA/Aaa)
120,000	4.80	07/01/2009	123,368
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1) (AMT) (AAA/Aa1)
250,000	5.15	05/01/2011	256,662
South Dakota Housing Development Authority Revenue Bonds (Multiple Purpose) Series A (FSA) (NR/Aaa)
125,000	4.30	11/01/2010	127,668
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Rapid City Regional Hospital) (MBIA) (AAA/Aaa)
800,000	5.00	09/01/2008	818,888
660,000	5.00	09/01/2010	691,291

			2,017,877

Tennessee – 3.1%
Memphis TN GO Bonds (Refunding & General Improvement) (A/A1)
1,040,000	5.00	10/01/2017	1,136,970
Memphis-Shelby County TN Sports Authority, Inc. Revenue Bonds (Memphis Arena Project) Series A (AMBAC) (AAA/Aaa)
700,000	5.50	11/01/2011	761,299
Putnam County GO Bonds (Refunding) (MBIA) (NR/Aaa)
1,000,000	4.50	04/01/2013	1,049,920
600,000	4.50	04/01/2014	632,838
1,000,000	4.50	04/01/2015	1,058,090
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (AA/A2)
220,000	4.25	01/01/2014	220,000

			4,859,117

Texas – 6.3%
Brownwood TX Independent School District GO Bonds (Refunding School Building) (FGIC) (NR/Aaa)
1,245,000	5.25	02/15/2016	1,375,912
Channelview TX Independent School District GO Bonds (Building) Series B (PSF-GTD) (AAA/Aaa)
250,000	5.00	08/15/2020	266,737
625,000	5.00	08/15/2021	665,550

46	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Texas – (continued)
Corpus Christi TX Utility System Revenue Bonds (Refunding) (FSA) (AAA/Aaa)
$ 375,000	5.00%	07/15/2012	$ 401,220
Dallas Civic Center Revenue Bonds (Refunding & General Improvement) (MBIA) (AAA/Aaa)
1,000,000	4.88	08/15/2023	1,022,090
Dickinson TX Independent School District GO Bonds (Refunding School Building) (PSF-GTD) (AAA/Aaa)
500,000	5.00	02/15/2014	541,140
El Campo TX Independent School District GO Bonds (PSF-GTD) (AAA/NR)
655,000	4.50	08/15/2019	674,126
Harris County TX Revenue Bonds Toll Roads Subordinated Lien (Refunding) (AA+/Aa1)
365,000	5.00	08/01/2033	371,070
Lake Worth Independent School District GO Bonds (Capital Appreciation) Series B (PSF-GTD) (AAA/NR)(a)
1,000,000	0.00	02/15/2015	723,250
Lewisville Independent School District GO Bonds (Capital Appreciation Refunding) (PSF-GTD) (AAA/NR)(a)
500,000	0.00	08/15/2011	419,180
North Harris Montgomery Community College District Revenue Bonds (FGIC) (AAA/Aaa)
420,000	5.75	02/15/2018	447,300
North TX Municipal Water District Texas Regional Solid Waste Disposal System Revenue Bonds (AMBAC) (AAA/Aaa)
1,690,000	5.00	09/01/2020	1,785,502
San Antonio TX GO Bonds (General Improvement) (AA+/Aa2)(b)
10,000	6.00	02/01/2010	10,741
West University Place TX GO Bonds (Permanent Improvement) (FGIC) (AAA/Aaa)(b)
990,000	5.25	02/01/2010	1,040,787

			9,744,605

Virginia – 0.7%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (FGIC) (AAA/Aaa)
1,000,000	5.25	07/15/2017	1,132,090

Washington – 0.7%
Washington State Higher Education Facilities Authority Revenue Bonds (Prerefunded University Puget Sound) (A+/A1)(b)
375,000	4.75	04/01/2008	384,697
Washington State Higher Education Facilities Authority Revenue Bonds (Unrefunded Balance University Puget Sound) (A+/A1)
625,000	4.75	10/01/2008	636,869

			1,021,566

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Wisconsin – 0.7%
Grafton WI School District GO Bonds (MBIA) (NR/Aaa)(b)
$ 615,000	5.75%	04/01/2011	$ 670,301
Plymouth WI Combined Utility Revenue Bonds (XLCA) (NR/Aaa)
205,000	4.38	05/01/2009	208,708
230,000	4.38	05/01/2012	238,002

			1,117,011

Wyoming – 1.1%
Wyoming Community Development Authority Housing Revenue Bonds Series 5 (AMT) (AA+/Aa1)
785,000	4.80	06/01/2009	795,024
Wyoming Community Development Authority Housing Revenue Bonds Series 7 (AA+/Aa1)
30,000	5.15	12/01/2010	31,251
85,000	5.20	12/01/2011	89,159
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.25	06/01/2014	165,952
280,000	4.25	12/01/2014	281,705
385,000	4.30	12/01/2015	387,580

			1,750,671

Puerto Rico – 0.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AAA/Aaa)
10,000	5.00	07/01/2020	11,190

Utah – 2.4%
Utah State Building Ownership Authority Revenue Bonds (State Facilities Master Lease Program) Series A (AA+/Aa1)
3,550,000	5.00	05/15/2012	3,771,840

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS
(Cost $149,696,982)			$154,504,953

Repurchase Agreement(d) – 0.9%
State Street Bank & Trust Co.
$1,311,000	4.77%	11/01/2006	$1,311,000
Maturity Value: $1,311,174
(Cost $1,311,000)

TOTAL INVESTMENTS – 101.0%
(Cost $151,007,982)			$155,815,953
Liabilities in excess of other assets – (1.0)%			(1,511,578)

Net Assets – 100.0%			$154,304,375

The accompanying notes are an integral part of these financial statements.	47

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2006

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Prerefunded security. Maturity date disclosed is prerefunding date.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2006.
(d)	Repurchase agreement was entered into on October 31, 2006. This agreement was fully collateralized by $1,385,000 U.S. Treasury Notes, 4.00%, due 2/15/2014 with a market value of $1,339,988.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Insured by Federal Home Loan Mortgage Corp.
FNMA	—Insured by Federal National Mortgage Association
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
MBIA	—Insured by Municipal Bond Investors Assurance
MBIA-IBC	—Insured by Municipal Bond Investors Assurance –Insured Bond Certificates
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
Q-SBLF	—Qualified School Bond Loan Fund
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 10/31/06	AS OF 10/31/05

General Obligations	28.2%	27.9%
Prerefunded Escrow to Maturity	17.4	12.3
Lease	14.2	11.8
General	8.6	9.1
Single Family Housing	6.9	6.8
Education	6.4	9.7
Hospital	6.4	6.7
Water/Sewer	5.1	4.5
Transportation	3.5	4.2
Student	1.9	1.8
Short-term Investments	0.9	2.4
Multi Family Housing	0.8	0.7
Crossover	0.7	0.9

The percentages shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such its composition may differ over time.

48	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2006

The following is performance information for the Commerce Missouri Tax-Free Intermediate Bond Fund for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares. In addition to the Investment Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund.

Average Annual Total Return through October 31, 2006

Average Annual Total Return through October 31, 2006	Since Inception	Ten Years	Five Years	One Year
Institutional shares (commenced February 21, 1995)(a)	4.81%	4.74%	3.85%	4.48%
Lehman 3-15 Year Blend Index (as of March 1, 1995)(b)	5.83%	5.50%	4.53%	5.07%

Missouri Tax-Free Intermediate Bond Fund Institutional Shares 10 Year Performance

Performance of a $10,000 Investment, Distributions Reinvested November 1, 1996 to October 31, 2006.

(a)	Returns assume fee waivers and expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.
(b)	The Lehman 3-15 Year Blend Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2006

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – 99.6%
Michigan – 0.7%
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)
$ 500,000	5.50%	11/15/2010	$ 530,955
Michigan State Hospital Finance Authority Revenue Bonds Series A (AAA/Aa2)(a)
500,000	6.13	11/15/2009	541,655

			1,072,610

Missouri – 95.4%
Belton MO Certificates of Participation Series B (MBIA) (NR/Aaa)
535,000	4.65	03/01/2011	542,961
Belton MO School District No. 124 Direct Deposit Program GO Bonds Series A (Refunding) (AA+/Aa1)
150,000	4.00	03/01/2017	150,846
Bonne Terre MO Certificates of Participation (AMBAC) (NR/NR)
250,000	5.25	11/01/2015	275,515
Branson MO Reorganized School District No. R-4 GO Bonds (FSA) (AAA/NR)
1,000,000	5.00	03/01/2018	1,084,930
1,250,000	5.00	03/01/2019	1,352,450
Branson MO Reorganized School District Revenue Bonds (AMBAC) (AAA/Aaa)
300,000	5.50	03/01/2014	335,796
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
500,000	5.25	03/01/2017	561,885
1,000,000	4.00	03/01/2020	996,880
1,000,000	5.25	03/01/2021	1,098,140
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
930,000	5.25	06/01/2011	985,344
1,000,000	5.25	06/01/2013	1,076,430
Citizens Memorial Hospital District Revenue Bonds (Polk County Hospital) (Refunding Series B) (NR/Aaa)(a)
810,000	5.00	08/01/2007	819,104
Citizens Memorial Hospital District Revenue Bonds (Polk County Hospital) (Refunding Series B) (ETM) (NR/Aaa)
140,000	5.00	08/01/2007	141,574
Clay County MO Public Building Authority Leasehold Revenue Bonds Series C (FSA) (AAA/Aaa)
40,000	5.00	05/15/2009	40,870
Clay County MO Public School District No. 53 Direct Deposit Program GO Bonds (AA+/NR)
825,000	5.60	03/01/2013	876,265
Clay County MO Public School District No. 53 Direct Deposit Program Series B (FSA) (AAA/Aaa)
1,000,000	5.00	03/01/2018	1,055,850
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series A (Refunding) (FSA) (AAA/Aaa)
1,000,000	5.00	03/01/2018	1,055,850

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
Clay County MO Reorganized School District No. R1 Kearney Direct Deposit Program GO Bonds (AA+/Aa1)
$ 740,000	5.00%	03/01/2013	$ 781,440
900,000	5.00	03/01/2015	950,400
Clay County MO Reorganized School District No. R1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.00	03/01/2021	743,268
650,000	5.00	03/01/2022	694,193
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
400,000	5.00	12/01/2012	416,124
Columbia MO Water & Electricity Revenue Bonds (Prerefunded-Refunding and Improvement Series A) (AA-/A1)(a)
320,000	4.70	10/01/2008	327,030
Columbia MO Water & Electricity Revenue Bonds (Unrefunded Balance-Refunding and Improvement Series A) (AA-/A1)
230,000	4.70	10/01/2010	234,582
Florissant MO Certificates of Participation (FGIC) (NR/Aaa)
330,000	5.00	08/01/2011	350,559
560,000	5.00	08/01/2012	600,930
485,000	5.00	08/01/2015	518,368
500,000	5.00	08/01/2016	533,065
450,000	5.00	08/01/2017	477,846
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)
1,080,000	5.00	03/01/2019	1,172,092
Fort Zumwalt MO School District GO Bonds (Refunding Direct Deposit Program Series A) (AA+/Aa1)
700,000	5.00	03/01/2017	758,926
935,000	5.00	03/01/2018	1,012,324
945,000	5.00	03/01/2019	1,020,354
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding Series C) (FGIC) (NR/Aaa)
395,000	5.00	12/01/2015	423,598
Greene County MO Reorganized School District No. R8 Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
520,000	5.25	03/01/2016	559,146
1,050,000	5.25	03/01/2019	1,129,044
Hickman Mills MO C-1 School District Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
2,300,000	5.00	03/01/2019	2,440,530
Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)(a)
850,000	5.85	03/01/2009	899,725
Independence MO School District GO Bonds (AA+/Aa1)
1,230,000	5.25	03/01/2013	1,274,870
Jackson County MO Consolidated School District No. 002 Direct Deposit Program GO Bonds (AA+/NR)
1,275,000	5.00	03/01/2018	1,337,539

50	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Public Building Corp. Leasehold RB (Capital Improvements Project Series B) (NR/Aa3)
$ 530,000	4.50%	12/01/2019	$ 550,002
555,000	4.50	12/01/2020	574,086
Jackson County MO Public Building Corp. Leasehold RB (Refunding & Improvement for Capital Improvements Project Series A) (MBIA) (NR/Aaa)
1,000,000	5.00	12/01/2016	1,104,960
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NR/Aa3)(a)
325,000	5.25	11/01/2008	338,897
340,000	5.35	11/01/2008	355,188
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (MBIA) (NR/Aaa)
500,000	5.00	12/01/2020	539,830
Jackson County MO Reorganized School District No. 007 Lee’s Summit Direct Deposit GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
1,070,000	5.25	03/01/2015	1,157,002
Jackson County MO Reorganized School District No. 007 Lee’s Summit School District Certificates of Participation (Refunding) (NR/NR)
300,000	5.00	10/01/2008	302,166
Jackson County MO Special Obligation Revenue Bonds Series A (MBIA) (NR/Aaa)
2,000,000	5.50	12/01/2012	2,196,560
Jefferson County MO Consolidated Public Water Supply District No. C-1 (AMBAC) (NR/Aaa)
1,000,000	5.25	12/01/2015	1,094,460
Jefferson County MO Consolidated School District No. 006 Direct Deposit Program (MBIA) (AAA/Aaa)
1,000,000	5.00	03/01/2018	1,055,850
2,000,000	5.00	03/01/2019	2,104,800
Jefferson County MO Reorganized School District No. R6 GO Bonds (Refunding Insured) (FGIC) (AAA/Aaa)
530,000	5.00	03/01/2011	552,371
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (AA/NR)(a)
330,000	5.35	06/01/2009	344,748
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (NR/NR)(a)
300,000	5.70	06/01/2010	321,693
380,000	5.75	06/01/2010	408,109
400,000	5.80	06/01/2010	430,256
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
600,000	5.50	02/15/2012	641,262
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AAA/Aaa)
1,000,000	5.00	12/01/2015	1,094,590
Kansas City MO Metropolitan Community Colleges Building Corporation Leasehold RB (Refunding & Improvement) (FGIC) (NR/Aaa)
1,000,000	5.50	07/01/2011	1,082,590

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Metropolitan Community Leasehold Jr College RB (Refunding & Improvements) (FGIC) (NR/NR)
$ 1,075,000	5.00%	07/01/2017	$ 1,166,386
Kansas City MO Municipal Assistance Corp. Revenue Bonds (Refunding & Improvement Series B) (AA-/A1)
300,000	6.20	10/01/2007	307,080
Kansas City MO Water Revenue Bonds Series A (AA/A1)
1,640,000	5.75	12/01/2017	1,765,476
1,735,000	5.80	12/01/2018	1,869,636
Kansas City MO Water Revenue Bonds Series C (FGIC) (AAA/Aaa)
850,000	5.00	12/01/2016	902,317
1,035,000	5.00	12/01/2019	1,091,832
Lake of the Ozarks Community Board Corp. MO Bridge System Revenue Bonds (NR/Aaa)(a)
15,000	6.25	12/01/2006	15,310
Lebanon MO Reorganized School District No. R-3 Direct Deposit Program GO Bonds (AA+/NR)
270,000	5.45	03/01/2014	285,520
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
1,335,000	5.25	07/01/2011	1,431,053
1,000,000	5.25	07/01/2012	1,070,620
1,135,000	5.25	07/01/2015	1,219,183
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/Aaa)
480,000	5.00	07/01/2020	508,066
Marion County MO School District No 060 Direct Deposit Program GO Bonds (Refunding) (AA+/NR)
535,000	5.25	03/01/2016	554,517
Marion County MO School District No. 060 Direct Deposit Program GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
1,000,000	5.00	03/01/2024	1,067,260
Mehlville MO School District No. R-9 Certificates of Participation (Capital Improvement Projects) (FSA) (AAA/Aaa)
1,000,000	5.25	09/01/2012	1,087,090
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AAA/Aaa)
1,410,000	5.25	12/01/2015	1,523,167
Missouri Higher Education Student Loan Revenue Bonds Series EE (AMT) (NR/Aaa)
500,000	4.50	02/15/2010	506,825
Missouri Higher Education Student Loan Revenue Bonds Series RR (AMT) (NR/A2)
1,500,000	5.85	07/15/2010	1,577,595
Missouri State Certificates of Participation (Bonne Terre Prison Project) Series A (AMBAC) (AAA/Aaa)(a)
400,000	5.05	06/01/2009	414,944
500,000	5.13	06/01/2009	519,595

The accompanying notes are an integral part of these financial statements.	51

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2006

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Development Finance Board Infrastructure Facilities (Eastland Centre Project) Series A (A+/NR)
$ 700,000	5.75%	04/01/2012	$ 733,775
Missouri State Development Finance Board Infrastructure Facilities (Hartman Heritage Centre Project) Series A (AMBAC) (NR/Aaa)
1,430,000	5.55	04/01/2012	1,495,480
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)
300,000	5.00	04/01/2013	320,475
1,240,000	5.00	04/01/2021	1,304,678
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)(a)
530,000	5.20	03/01/2010	555,837
1,035,000	5.30	03/01/2010	1,088,665
680,000	5.60	03/01/2010	721,596
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Tri-County Water Authority Project) (Radian) (AA/NR)
445,000	5.60	04/01/2011	467,886
1,500,000	6.00	04/01/2022	1,575,990
Missouri State Environmental Improvement & Energy Resources Authority Water Facilities (Refunding) (Tri-County Water Authority Project) (Radian) (AA/NR)
425,000	5.50	04/01/2009	441,380
450,000	5.55	04/01/2010	466,281
80,000	5.75	04/01/2019	83,596
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance State Revolving Series D) (NR/Aaa)
170,000	5.13	01/01/2010	173,818
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series A (Balance State Revolving Funds Program) (NR/Aaa)
210,000	5.13	07/01/2011	221,548
535,000	5.20	07/01/2012	566,164
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series B (State Revolving Funds Program) (NR/Aaa)
1,790,000	5.25	01/01/2011	1,870,801
2,130,000	5.13	01/01/2018	2,295,757
725,000	5.00	01/01/2022	768,674
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series D (State Revolving Funds Program) (NR/Aaa)(a)
170,000	5.13	01/01/2007	173,822
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series E (State Revolving Funds Program) (NR/Aaa)
735,000	5.75	01/01/2009	769,721

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facility Authority Revenue Bonds (St. Anthony’s Medical Center) (ETM) (NR/A2)
$ 270,000	6.25%	12/01/2008	$ 284,469
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)
150,000	6.00	05/15/2011	163,818
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) Series A (AMBAC-TCRS) (AAA/Aaa)
1,735,000	5.15	05/15/2010	1,823,450
Missouri State Health & Educational Facility Revenue Bonds (BJC Health Systems) Series A (ETM) (NR/Aaa)
2,000,000	6.75	05/15/2012	2,312,400
Missouri State Health & Educational Facility Revenue Bonds (Central Institute for the Deaf) (Radian) (AA/NR)(a)
1,000,000	5.85	01/01/2010	1,068,770
Missouri State Health & Educational Facility Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
280,000	5.00	05/15/2012	287,809
35,000	5.25	05/15/2018	35,847
Missouri State Health & Educational Facility Revenue Bonds (Jefferson Memorial Hospital) (NR/Baa2)
925,000	5.00	08/15/2008	934,990
Missouri State Health & Educational Facility Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
510,000	5.00	02/15/2014	533,062
Missouri State Health & Educational Facility Revenue Bonds (St. Anthony’s Medical Center) (NR/A2)(a)
700,000	6.25	12/01/2010	776,363
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AA-/A1)
1,700,000	5.25	10/01/2010	1,752,564
1,000,000	5.50	10/01/2012	1,094,750
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AMBAC) (AAA/Aaa)
1,000,000	5.00	10/01/2010	1,025,820
Missouri State Health & Educational Facility Revenue Bonds (St. Luke’s Episcopal-Presbyterian Hospital) (FSA) (AAA/Aaa)
1,650,000	4.75	12/01/2010	1,720,686
Missouri State Health & Educational Facility Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aaa)
250,000	5.00	11/15/2010	262,933
2,000,000	5.00	11/15/2014	2,169,120
Missouri State Health & Educational Facility Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)
500,000	5.00	11/01/2017	530,330
Missouri State Health & Educational Facility Revenue Bonds (Washington University) Series A (AAA/Aa1)
1,000,000	5.50	06/15/2011	1,083,650
1,000,000	5.00	02/15/2017	1,080,110
1,545,000	5.00	02/15/2020	1,660,829
120,000	4.75	11/15/2037	121,668

52	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Highways & Transportation Commission Redevelopment Revenue Bonds Series A (AAA/Aaa)
$ 450,000	5.00%	02/01/2015	$ 475,474
Missouri State Housing Development Community Mortgage Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
575,000	4.50	12/01/2008	581,578
710,000	4.65	12/01/2009	724,044
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-1) (AMT) (GNMA/FNMA) (AAA/NR)
65,000	5.80	09/01/2011	65,061
65,000	5.90	09/01/2012	65,071
65,000	6.00	09/01/2013	65,076
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-2) (AMT) (GNMA/FNMA) (AAA/NR)
20,000	5.50	03/01/2007	20,021
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan B-2) (AMT) (GNMA/FNMA) (AAA/NR)
50,000	4.75	03/01/2007	49,976
45,000	5.20	03/01/2008	45,000
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series C-2) (AMT) (GNMA/FNMA) (AAA/NR)
40,000	4.90	09/01/2007	40,071
40,000	5.00	03/01/2008	40,155
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series E-1) (AMT) (GNMA/FNMA) (AAA/NR)
55,000	5.00	03/01/2012	56,395
55,000	5.00	09/01/2012	56,395
Missouri State Housing Development Community Mortgage Revenue Bonds Series C-2 (AMT) (GNMA/FNMA) (AAA/NR)
25,000	4.90	03/01/2007	25,004
Missouri State Regional Convention & Sports Complex Authority Revenue Bonds (Refunding Convention & Sports Facilities Project) Series A-1 (AMBAC) (AAA/Aaa)
2,000,000	5.25	08/15/2012	2,172,980
Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)
300,000	5.25	08/01/2016	326,925
Missouri State Water Pollution Control GO Bonds Series A (AAA/Aaa)
475,000	7.00	06/01/2010	530,432
Monarch-Chesterfield MO Levee District Revenue Bonds (MBIA) (AAA/Aaa)
1,000,000	5.45	03/01/2014	1,067,330
New Liberty Hospital District Revenue Bonds (MBIA) (NR/Aaa)
515,000	5.00	12/01/2010	531,485
1,180,000	5.13	12/01/2012	1,211,872

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
Nixa MO Electric System Revenue Bonds (XLCA) (AAA/Aaa)
$ 1,000,000	4.75%	04/01/2015	$ 1,056,490
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (FSA) (AAA/Aaa)
1,000,000	5.00	11/15/2018	1,065,180
1,000,000	5.00	11/15/2019	1,060,770
North Kansas City MO School District No 74 Direct Deposit Program GO Bonds (Refunding & Improvements) (AA+/Aa1)
725,000	4.50	03/01/2015	765,143
North Kansas City MO School District No. 74 GO Bonds (Refunding and Improvement-State Aid Direct Deposit) (AA+/Aa1)
500,000	5.00	03/01/2025	533,630
Northwest Missouri State University Revenue Bonds (Housing System) (MBIA) (NR/Aaa)
2,875,000	5.00	06/01/2020	3,050,001
O’ Fallon MO Certificates of Participation (MBIA) (NR/Aaa)
1,000,000	5.00	02/01/2022	1,052,630
Osage Beach MO Waterworks and Sewer System Revenue Bonds (NR/NR)(a)
220,000	4.75	12/01/2008	225,016
250,000	5.30	12/01/2010	265,685
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding & Improvement-Ozarks College Project) (FSA) (AAA/Aaa)
740,000	4.90	03/01/2016	774,876
Pike County MO Certificates of Participation (NR/NR)
720,000	5.63	12/01/2019	764,568
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (MBIA) (NR/Aaa)
2,720,000	5.00	02/01/2022	2,911,243
Raytown MO Sewer Revenue Bonds (NR/NR)
200,000	4.70	07/01/2027	199,988
Ritenour MO Consolidated School District (Refunding Series A) (FGIC) (AAA/Aaa)
950,000	9.50	02/01/2008	993,329
Riverside-Quindaro Bend Levee District Project Revenue Bonds Series L (Radian) (AA/NR)
350,000	5.50	03/01/2015	387,636
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (AA/NR)
450,000	5.50	03/01/2014	494,577
Scott County MO Public Facilities Authority Leasehold Revenue Bonds (AMBAC) (NR/Aaa)
500,000	4.85	12/01/2008	505,160
Springfield MO Certificates of Participation (Law Enforcement Communication) (NR/Aa3)
400,000	5.35	06/01/2008	410,508
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (MBIA) (AAA/Aaa)
1,000,000	5.00	12/01/2018	1,087,370

The accompanying notes are an integral part of these financial statements.	53

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2006

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Charles County MO Community College GO Bonds (Refunding) (MBIA) (NR/Aaa)
$ 2,685,000	5.00%	02/15/2017	$ 2,959,407
St. Charles MO Certificates of Participation Series B (NR/A2)
450,000	5.00	05/01/2009	458,122
425,000	5.00	05/01/2010	435,663
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa3)
350,000	5.25	06/01/2019	376,215
735,000	5.20	06/01/2024	782,746
St. Louis County MO Certificates of Participation Capital Improvement Projects (AA+/Aa2)
300,000	4.40	05/15/2011	305,685
St. Louis County MO Mortgage Revenue Bonds (Certificates Receipts-GNMA Collateral) Series F (AMT) (ETM) (AAA/NR)
500,000	5.20	07/01/2007	505,155
St. Louis County MO Rockwood School District No. R6 GO Bonds Series A (AA+/NR)
1,865,000	5.00	02/01/2014	1,998,982
St. Louis MO Airport Revenue Bonds (Airport Development Program) Series A (MBIA) (AAA/Aaa)(a)
525,000	5.63	07/01/2011	571,861
St. Louis MO Airport Revenue Bonds (Prerefunded) Airport Development Program Series A (ETM) (MBIA) (AAA/Aaa)
615,000	5.00	07/01/2011	653,511
St. Louis MO Board of Education GO Bonds Series B (State Aid Direct Deposit) (FGIC) (AAA/Aaa)(a)
300,000	5.50	04/01/2008	308,181
St. Louis MO GO Bonds (Public Safety) (FGIC) (AAA/Aaa)(a)
3,000,000	5.13	08/15/2009	3,126,450
St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (City Justice Center) Series A (AMBAC) (NR/Aaa)(a)
1,000,000	6.25	02/15/2010	1,092,480
St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (Refunding City Justice Center) Series A (AMBAC) (NR/Aaa)
700,000	5.25	02/15/2015	758,583
St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (Refunding Civil Centers Building Project Series A) (FSA) (AAA/Aaa)
400,000	5.00	08/01/2012	428,164
St. Louis MO Parking Facility Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)
1,200,000	5.50	02/01/2015	1,233,408
St. Peters MO GO Bonds (Refunding) (FGIC) (NR/Aaa)
1,330,000	7.20	01/01/2009	1,432,064
Sullivan MO Consolidated School District No. 2 Direct Deposit Program GO Bonds Franklin County (AA+/NR)
800,000	6.05	03/01/2020	860,904
Sullivan MO School District Building Corporation Leasehold Revenue Bonds (Radian) (AA/NR)(a)
275,000	5.25	03/01/2012	297,360

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
Taney County MO Reorganized School District No R-V GO Bonds (Hollister School District-Refunding & Improvement-MO Direct Deposit Program) (FSA) (AAA/Aaa)
$ 1,100,000	5.00%	03/01/2018	$ 1,168,486
1,050,000	5.00	03/01/2021	1,109,934
Troy MO Reorganized School District No. 3 Lincoln County (Direct Deposit Program) (AA+/NR)
1,000,000	5.00	03/01/2017	1,069,270
University of Missouri Revenue Bonds (Refunding System Facilities Series B) (AA/Aa2)
375,000	5.38	11/01/2014	405,893
Washington MO School District Direct Deposit GO Bonds (Refunding) (FSA) (AAA/Aaa)
1,000,000	5.25	03/01/2013	1,091,990

			152,243,576

Puerto Rico – 3.5%
Puerto Rico Commonwealth GO Bonds (Public Improvement) Series A (BBB/Baa3)
1,000,000	5.25	07/01/2014	1,077,250
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series AA (MBIA) (AAA/Aaa)
1,200,000	5.50	07/01/2019	1,392,960
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AAA/Aaa)
555,000	5.00	07/01/2022	624,630
Puerto Rico Municipal Finance Agency GO Bonds (Refunding Series B) (FSA) (AAA/Aaa)(a)
2,455,000	5.50	08/01/2009	2,606,597

			5,701,437

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS
(Cost $154,284,228)			$159,017,623

Repurchase Agreement(b) – 0.2%
State Street Bank & Trust Co.
$ 313,000	4.77%	11/01/2006	$ 313,000
Maturity Value: $313,041
(Cost $313,000)

TOTAL INVESTMENTS – 99.8%
(Cost $154,597,228)			$159,330,623
Other assets in excess of liabilities – 0.2%			297,426

Net Assets – 100.0%			$159,628,049

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

54	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Repurchase agreement was entered into on October 31, 2006. This agreement was fully collateralized by $330,000 U.S. Treasury Note, 4.00% due 02/15/2014 with a market value of $319,275.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	—Insured by American Municipal Bond Assurance Corp. – Transferable Custodial Receipts
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FNMA	—Insured by Federal National Mortgage Association
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
MBIA	—Insured by Municipal Bond Investors Assurance
NR	—Not Rated
Radian	—Insured by Radian Asset Assurance
RB	—Revenue Bond
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 10/31/06	AS OF 10/31/05

General Obligations	30.4%	35.1%
Lease	17.4	13.5
Water/Sewer	12.5	11.7
Prerefunded Escrow to Maturity	12.2	5.5
Hospital	10.4	11.5
Education	8.0	7.1
General	3.4	4.4
Student	1.3	1.2
Transportation	1.2	5.0
Power	1.2	2.0
Multi Family Housing	0.8	0.9
Crossover	0.4	0.0
Single Family Housing	0.3	0.5
Short-term Investments	0.2	0.2
Higher Education	0.1	0.0

The percentages shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	55

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2006

The following is performance information for the Commerce Kansas Tax-Free Intermediate Bond Fund for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares. In addition to the Investment Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund.

Average Annual Total Return through October 31, 2006

Average Annual Total Return through October 31, 2006	Since Inception	Five Year	One Year
Institutional Shares (commenced December 26, 2000)(a)	4.59%	3.83%	4.28%
Lehman 3-15 Year Blend Index (as of December 26, 2000)(b)	5.12%	4.53%	5.07%

Kansas Tax-Free Intermediate Bond Fund Institutional Shares Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested December 26, 2000 to October 31, 2006.

(a)	Returns assume fee waivers and expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.
(b)	The Lehman 3-15 Year Blend Index is an unmanaged index composed of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2006

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – 100.2%
Illinois – 3.7%
Lake County IL School District No. 79-Fremont Series B (FSA) (NR/Aaa)
$1,380,000	5.00%	12/01/2021	$ 1,494,692
1,000,000	5.00	12/01/2022	1,080,520

			2,575,212

Kansas – 89.9%
Augusta KS Electric Systems Revenue Bonds (AMBAC) (AAA/Aaa)
1,000,000	4.75	08/01/2017	1,045,930
Cowley County KS Community College Dormitory Revenue Bonds (Refunding) (NR/NR)
410,000	5.00	03/01/2012	426,482
Crawford County KS Unified School District GO Bonds (FSA) (NR/Aaa)(a)
545,000	4.60	09/01/2009	560,685
Derby KS GO Bonds (Refunding Series B) (AMBAC) (NR/Aaa)
440,000	5.00	12/01/2013	466,664
Derby KS GO Bonds Series A (AMBAC) (NR/Aaa)(a)
310,000	4.90	12/01/2011	329,577
Derby KS Water Systems Revenue Bonds (Refunding & Improvement Series 2) (AMBAC) (AAA/Aaa)(a)
500,000	5.60	10/01/2009	527,810
Dodge City KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/Aaa)
1,450,000	5.00	03/01/2012	1,548,991
Douglas County KS GO Bonds (Refunding Sales Tax Series A) (AMBAC) (NR/Aaa)
1,000,000	5.00	08/01/2012	1,073,090
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
495,000	5.00	09/01/2015	542,669
Johnson County KS Community College Certificate of Participation (Improvement) (NR/Aaa)
765,000	4.00	04/01/2013	780,285

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS GO Bonds (Internal Improvement Series A) (AAA/Aa1)
$1,000,000	5.00%	09/01/2021	$ 1,065,380
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FGIC) (AAA/Aaa)
500,000	6.00	10/01/2016	592,390
1,770,000	5.00	10/01/2018	1,902,626
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FSA) (AAA/Aaa)
415,000	4.50	10/01/2012	430,438
1,000,000	5.13	10/01/2016	1,060,400
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series B) (AMBAC) (NR/NR)
925,000	5.00	10/01/2022	983,506
975,000	5.00	10/01/2023	1,034,241
Johnson County KS Unified School District No. 233 GO Bonds (Refunding Series B) (FGIC) (AAA/Aaa)
500,000	5.50	09/01/2017	574,850
Johnson County KS Unified School District No. 512 GO Bonds (Shawnee Mission Series A) (NR/Aa1)
400,000	4.40	10/01/2012	406,736
Johnson County KS Water District No. 001 Revenue Bonds (AAA/Aaa)
735,000	5.00	12/01/2010	776,256
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA GTD) (AAA/Aaa)
275,000	5.00	12/01/2019	292,905
Junction City KS GO Bonds Series C (NR/NR)
500,000	5.00	08/01/2007	505,475
Kansas Independent College Finance Authority Revenue Bonds (Benedictine College Project) (NR/NR)(a)
645,000	6.50	10/01/2007	661,886
Kansas State Department of Transportation Highway Revenue Bonds (AAA/Aa2)(a)
800,000	5.25	09/01/2009	836,904

The accompanying notes are an integral part of these financial statements.	57

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2006

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Department of Transportation Highway Revenue Bonds (ETM) (AAA/Aa2)
$ 760,000	6.13%	09/01/2009	$ 812,805
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (ETM) (AAA/Aa2)
300,000	5.50	09/01/2012	330,372
Kansas State Department of Transportation Highway Revenue Bonds Series A (AAA/Aa2)(a)
340,000	5.00	09/01/2010	357,731
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority Series D) (MBIA) (AAA/Aaa)
1,270,000	5.25	05/01/2013	1,357,325
Kansas State Development Finance Authority Lease Revenue Bonds (State Capitol Project V-I-A) (FSA) (AAA/Aaa)(a)
500,000	5.00	10/01/2010	526,615
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities Series R) (A/NR)
350,000	5.00	07/01/2014	357,987
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing Series A) (MBIA) (AAA/Aaa)
1,150,000	5.00	04/01/2024	1,228,027
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AAA/Aaa)
200,000	5.00	08/01/2010	207,562
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AAA/Aaa)
400,000	5.00	02/01/2012	415,020
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority Series D) (MBIA) (AAA/Aaa)
400,000	5.00	05/01/2012	421,688
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series J) (AMBAC) (AAA/Aaa)(a)
450,000	5.00	08/01/2013	487,404

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series J) (Unrefunded Balance) (AMBAC) (AAA/Aaa)
$1,600,000	5.00%	08/01/2017	$ 1,713,200
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series W) (ETM) (MBIA) (AAA/Aaa)
20,000	4.00	10/01/2011	20,420
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Loan-2) (MBIA-IBC) (AAA/Aaa)(a)
575,000	5.25	04/01/2008	588,719
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (NR/Aa1)(a)
600,000	5.00	04/01/2008	612,270
990,000	5.25	04/01/2008	1,013,621
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)(a)
705,000	5.50	04/01/2012	771,756
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (AAA/Aaa)
600,000	5.00	06/01/2013	639,594
630,000	5.00	06/01/2014	670,263
300,000	5.00	06/01/2016	318,708
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA/Aa2)
1,105,000	5.00	10/01/2021	1,194,859
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding Series K) (A/A1)
1,015,000	5.00	06/01/2017	1,083,492
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund I) (AAA/Aaa)
955,000	5.00	11/01/2009	994,833
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.50	05/01/2017	321,924

58	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Kansas – (continued)
Lawrence KS Hospital Revenue Bonds (Lawrence Memorial Hospital) (Radian) (AA/Aa3)(a)
$ 350,000	5.75%	07/01/2009	$ 369,642
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
550,000	5.25	07/01/2010	575,647
1,000,000	5.38	07/01/2014	1,080,260
700,000	5.38	07/01/2015	755,335
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement Series A) (MBIA) (AAA/Aaa)
150,000	5.00	09/01/2020	161,867
McPherson KS GO Bonds (Refunding & Improvement Series 125) (AMBAC) (AAA/Aaa)
790,000	5.00	08/01/2008	809,576
Olathe KS Educational Facilities Revenue Bonds (Kansas Independent Series C) (NR/NR)
500,000	5.40	10/01/2013	509,600
Olathe KS Health Facilities Revenue Bonds (Medical Center Project Series A) (AMBAC) (AAA/Aaa)
500,000	5.50	09/01/2010	533,105
Osage City KS Electric Utility Systems Revenue Bonds (Refunding & Improvement) (NR/NR)(a)
1,000,000	6.15	12/01/2009	1,073,030
Overland Park KS GO Bonds (Refunding for Internal Improvement Series B) (AAA/Aaa)
995,000	4.00	09/01/2017	1,006,224
Pittsburg KS GO Bonds (Refunding) (FSA) (NR/Aaa)
600,000	5.50	09/01/2011	654,240
Pratt KS Electric Utility Systems Revenue Bonds Series 2001-1 (AMBAC) (AAA/Aaa)(a)
725,000	4.85	05/01/2010	756,204
Saline County KS Unified School District No. 305 Salina GO Bonds (FSA) (NR/Aaa)
230,000	5.50	09/01/2016	249,302
Saline County KS Unified School District No. 305 Salina GO Bonds (Unrefunded Balance) (FSA) (NR/Aaa)
70,000	5.50	09/01/2016	75,746
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (AAA/Aaa)
670,000	5.25(a)	09/01/2012	729,087
680,000	5.25	09/01/2014	735,876

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Kansas – (continued)
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-1) (AMT) (GNMA) (NR/Aaa)
$ 5,000	5.00%	06/01/2013	$ 5,022
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-2) (AMT) (GNMA) (NR/Aaa)
130,000	5.80	06/01/2017	130,198
Sedgwick County KS GO Bonds Series A (AA+/Aa1)
205,000	4.15	08/01/2010	209,340
Sedgwick County KS Unified School District No. 259 GO Bonds (AA/Aa3)
500,000	5.25	09/01/2010	529,045
Sedgwick County KS Unified School District No. 265 GO Bonds (FGIC) (NR/Aaa)
500,000	5.50	10/01/2009	526,725
Shawnee County KS GO Bonds (Refunding & Improvement Series A) (NR/A1)
300,000	4.90(a)	09/01/2008	307,092
490,000	5.00	09/01/2008	502,181
250,000	5.25	09/01/2009	260,300
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa3)
1,000,000	5.00	02/01/2014	1,061,890
500,000	5.00	02/01/2018	529,720
Topeka KS GO Bonds Series A (XLCA) (NR/Aaa)
100,000	4.00	08/15/2016	101,025
Topeka KS Water & Water Pollution Control Utility Revenue Bonds Series A (FGIC) (NR/Aaa)(a)
565,000	5.50	08/01/2010	589,244
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Kansas University Health System) (A-/NR)
200,000	5.50	09/01/2011	213,492
1,000,000	6.00	09/01/2014	1,106,270
Wichita KS GO Bonds (Sales Tax) (AA/Aa2)
1,285,000	5.00	04/01/2011	1,362,036
1,000,000	5.00	04/01/2014	1,044,030

The accompanying notes are an integral part of these financial statements.	59

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2006

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Kansas – (continued)
Wichita KS GO Bonds Series 766 (AA/Aa2)
$ 455,000	4.30%	09/01/2010	$ 464,746
Wichita KS Hospital Revenue Bonds (Refunding Facilities Improvement Series XI) (A+/NR)
1,500,000	6.75	11/15/2014	1,658,565
Wyandotte County Kansas City KS Unified Government GO Bonds (Refunding Series A) (FSA) (AAA/Aaa)
1,000,000	5.00	09/01/2011	1,063,770
Wyandotte County KS Revenue Bonds (Refunding & Improvement) (MBIA) (AAA/Aaa)
600,000	4.40	09/01/2011	615,846
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Prerefunded Series 2000 A) (ETM) (FSA) (NR/Aaa)
215,000	6.38	09/01/2011	241,920
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Prerefunded Series 2000 A) (FSA) (NR/Aaa)(a)
565,000	5.38	09/01/2010	601,991
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Refunding & Improvement Series A) (FGIC) (NR/Aaa)
1,595,000	5.00	09/01/2021	1,717,480
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Unrefunded Balance Series 2000 A) (FSA) (NR/Aaa)
85,000	6.38	09/01/2011	95,563
220,000	5.38	09/01/2015	233,996
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (AAA/Aaa)
160,000	5.00	09/01/2012	171,413
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (NR/Aaa)
625,000	5.25	09/01/2016	698,712
1,000,000	5.25	09/01/2020	1,136,290

			62,125,014

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – 1.2%
Kirkwood MO School District Educational Facilities Authority (Leasehold RB for Kirkwood School District R-7 Project Series B) (MBIA) (NR/Aaa)
$ 750,000	5.00%	02/15/2019	$ 806,227

Puerto Rico – 5.4%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement Series A) (MBIA) (AAA/Aaa)
475,000	5.50	07/01/2016	542,654
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding Series X) (FSA) (AAA/Aaa)
425,000	5.50	07/01/2015	483,591
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (BBB+/Baa3)
500,000	6.25	07/01/2013	565,495
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds Series G (FGIC) (AAA/Aaa)
1,000,000	5.25	07/01/2021	1,090,100
Puerto Rico Municipal Finance Agency GO Bonds (Refunding Series B) (FSA) (AAA/Aaa)(a)
500,000	5.50	08/01/2009	530,875
Puerto Rico Municipal Finance Agency GO Bonds Series A (FSA) (AAA/Aaa)(a)
500,000	5.50	08/01/2009	530,875

			3,743,590

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS
(Cost $67,672,523)			$69,250,043

Repurchase Agreement(b) – 2.8%
State Street Bank & Trust Co.
$1,911,000	4.77%	11/01/2006	$ 1,911,000
Maturity Value: $1,911,253
(Cost $1,911,000)

TOTAL INVESTMENTS – 103.0%
(Cost $69,583,523)			$71,161,043
Liabilities in excess of other assets – (3.0)%			(2,085,591)

Net Assets – 100.0%			$69,075,452

60	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Repurchase agreement was entered into on October 31, 2006. This agreement was fully collateralized by $1,885,000 U.S. Treasury Note, 5.13% due 06/30/2011 with a market value of $1,950,975.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADFA	—Arkansas Development Finance Authority
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
MBIA	—Insured by Municipal Bond Investors Assurance
MBIA-IBC	—Insured by Municipal Bond Investors Assurance - Insured Bond Certificates
NR	—Not Rated
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 10/31/06	AS OF 10/31/05

General Obligations	49.0%	43.5%
Prerefunded Escrow to Maturity	12.6	7.5
Hospital	9.3	9.1
Transportation	7.1	6.9
Lease	6.6	7.2
Water/Sewer	6.0	9.9
Education	5.9	7.9
Power	3.5	3.5
Short-term Investments	2.8	1.5
Single Family Housing	0.2	1.7

The percentages shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	61

COMMERCE FUNDS

Statements of Assets and Liabilities

October 31, 2006

	Core Equity Fund	Growth Fund	Value Fund
Assets:
Investments in unaffiliated securities, at value (identified cost $160,272,704, $142,942,476, $96,416,211, $79,140,809, $67,531,520, $2,237,038, $545,242,239, $131,367,075, $151,007,982, $154,597,228 and $69,583,523, respectively)	$196,994,009	$173,944,995	$120,205,470
Investments in affiliated securities, at value (identified cost $13,316,590 for Asset Allocation Fund)	—	—	—
Foreign currencies, at value (cost — $1,251,600 for International Equity Fund)(a)	—	—	—
Cash	—	731	922
Receivables:
Dividends and interest, at value	165,123	57,598	155,850
Investment securities sold, at value	7,042,771	—	—
Fund shares sold	64,450	887,956	570,000
Reimbursement from adviser	—	—	—
Variation margin	—	—	—
Other	8,568	5,637	4,032
Total Assets	204,274,921	174,896,917	120,936,274

Liabilities:
Due to custodian for bank overdraft	136,246	—	—
Payables:
Investment securities purchased, at value	5,197,951	—	—
Fund shares redeemed	1,103,738	813,383	64,781
Dividends and distributions	—	—	—
Advisory fees	127,621	117,201	76,176
Deferred trustee fees	29,405	23,414	14,859
Administrative fees	25,524	21,439	15,238
Accrued expenses	97,590	108,379	80,481
Total Liabilities	6,718,075	1,083,816	251,535

Net Assets:
Paid-in capital	133,694,989	161,301,892	87,543,398
Accumulated undistributed (distribution in excess of) net investment income (loss)	(711)	248,185	80,845
Accumulated net realized gain (loss) on investment, futures and foreign currency related transactions	27,141,263	(18,739,495)	9,271,237
Net unrealized gain (loss) on investments, futures and and translation of assets and liabilities denominated in foreign currencies	36,721,305	31,002,519	23,789,259
Net Assets	$197,556,846	$173,813,101	$120,684,739

Net Assets/Shares Outstanding/Net Asset Value/Offering Price:
Net Assets	$197,556,846	$173,813,101	$120,684,739
Total shares outstanding, no par value (unlimited number of shares authorized)	10,994,471	6,799,201	4,086,682
Net asset value and maximum public offering price per share (net assets/shares outstanding)	$17.97	$25.56	$29.53

(a)	Includes $11,927 for the International Equity Fund relating to initial margin requirement for futures transactions.

62	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund	International Equity Fund	Asset Allocation Fund	Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$92,186,036	$81,356,267	$2,481,998	$546,087,127	$129,749,585	$155,815,953	$159,330,623	$71,161,043

—	—	14,450,214	—	—	—	—	—
—	1,261,065	—	—	—	—	—	—
947	10,519	28,204	397	811	391	517	13

41,063	149,690	26,405	5,320,915	1,093,227	2,279,140	2,139,151	741,961
—	1,590,364	—	—	—	—	—	—
223,877	101,965	65,026	618,023	17,619	78,905	60,320	482,000
—	—	3,371	—	16,963	16,050	21,613	12,496
—	67,716	—	—	—	—	—	—
2,861	2,668	587	20,086	5,404	5,810	6,044	16,465
92,454,784	84,540,254	17,055,805	552,046,548	130,883,609	158,196,249	161,558,268	72,413,978

—	—	—	—	—	—	—	—

414,305	1,494,208	51,171	—	—	3,240,121	1,168,625	3,023,971
11,049	17,787	3,336	1,073,194	380,636	—	74,648	—
—	—	—	1,660,484	372,425	458,194	484,548	198,180
57,306	89,998	—	232,040	55,678	65,005	68,107	49,376
9,994	14,204	2,433	72,462	26,282	20,638	21,113	8,473
11,461	10,396	1,148	69,612	16,704	19,502	20,432	1,712
76,460	111,742	39,405	226,037	92,306	88,414	92,746	56,814
580,575	1,738,335	97,493	3,333,829	944,031	3,891,874	1,930,219	3,338,526

78,721,323	65,574,018	14,261,633	572,060,724	145,165,904	149,049,712	154,715,627	67,287,616
(2,949)	458,699	(672)	(3,125,405)	(738,839)	66,552	44,853	3,269

110,608	2,930,726	1,318,767	(21,067,488)	(12,869,997)	380,140	134,174	207,047

13,045,227	13,838,476	1,378,584	844,888	(1,617,490)	4,807,971	4,733,395	1,577,520
$91,874,209	$82,801,919	$16,958,312	$548,712,719	$129,939,578	$154,304,375	$159,628,049	$69,075,452

$91,874,209	$82,801,919	$16,958,312	$548,712,719	$129,939,578	$154,304,375	$159,628,049	$69,075,452
2,733,788	3,036,962	813,390	30,290,019	7,401,576	8,089,467	8,305,295	3,677,338
$33.61	$27.26	$20.85	$18.12	$17.56	$19.07	$19.22	$18.78

COMMERCE FUNDS

Statements of Operations

For the Year Ended October 31, 2006

	Core Equity Fund	Growth Fund	Value Fund
Investment Income:
Interest	$16,812	$68,809	$28,823
Dividends — unaffiliated(a)	3,692,806	1,920,416	2,792,317
Dividends — affiliated	—	—	—
Total Income	3,709,618	1,989,225	2,821,140

Expenses:
Advisory fees	1,655,188	1,156,840	862,919
Administration fees	331,037	231,368	172,584
Shareowner servicing fees	144,708	139,688	89,159
Custody and accounting fees	68,207	57,295	69,473
Transfer Agent fees	67,259	98,663	47,173
Professional fees	63,435	49,462	40,879
Registration fees	36,988	38,304	37,709
Printing fees	19,847	13,052	10,342
Trustee fees	11,398	8,259	5,748
Distribution fees — Service Shares(b)	76	2,331	313
Other	36,684	24,970	17,518
Total Expenses	2,434,827	1,820,232	1,353,817
Less — expense reductions(c)	(169)	(77,442)	(1,444)
Net Expenses	2,434,658	1,742,790	1,352,373
Net Investment Income (Loss)	1,274,960	246,435	1,468,767

Realized and Unrealized Gain (Loss) on Investment, Futures and Foreign Currency Related Transactions:
Net realized gain (loss) from:
Investment transactions — unaffiliated	27,150,717	13,126,565	9,512,327
Investment transactions — affiliated	—	—	—
Futures transactions	—	—	—
Foreign currency related transactions	—	—	—
Net change in unrealized gain (loss) on:
Investments	(3,665,053)	7,240,225	10,339,959
Futures	—	—	—
Translation of assets and liabilities denominated in foreign currencies	—	—	—
Net Realized and Unrealized Gain on Investment, Futures and Foreign Currency Related Transactions	23,485,664	20,366,790	19,852,286
Net Increase in Net Assets Resulting From Operations	$24,760,624	$20,613,225	$21,321,053

(a)	Amount is net of $170,571 for the International Equity Fund in foreign withholding taxes.

(b)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

(c)	Expense reductions include waivers, custody credits and reimbursements.

64	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund	International Equity Fund	Asset Allocation Fund	Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$43,171	$27,834	$255	$29,162,730	$6,018,417	$7,184,584	$7,635,741	$2,992,349
696,193	1,739,065	54,459	—	—	—	—	—
—	—	404,464	—	—	—	—	—
739,364	1,766,899	459,178	29,162,730	6,018,417	7,184,584	7,635,741	2,992,349

637,080	1,181,503	32,885	2,806,703	722,218	798,475	844,504	340,356
127,416	118,201	24,744	842,011	216,665	239,543	253,351	102,106
66,875	26,980	184	398,486	79,307	101,147	113,632	38,378
61,080	299,440	42,305	141,953	86,457	99,617	100,918	72,014
51,096	31,440	13,628	175,897	51,026	49,890	51,205	23,165
32,848	79,913	12,618	157,878	49,543	51,153	59,049	30,091
35,446	35,783	30,220	46,055	34,755	18,707	14,784	37,042
7,623	4,348	1,399	56,362	11,572	14,075	14,998	6,009
3,989	2,192	896	23,905	7,883	8,235	8,846	3,606
776	228	234	556	580	—	486	1,368
12,811	19,394	3,548	98,026	23,018	24,549	25,592	11,175
1,037,040	1,799,422	162,661	4,747,832	1,283,024	1,405,391	1,487,365	665,310
(354)	(446,221)	(104,429)	(5,697)	(302,706)	(287,807)	(388,940)	(221,334)
1,036,686	1,353,201	58,232	4,742,135	980,318	1,117,584	1,098,425	443,976
(297,322)	413,698	400,946	24,420,595	5,038,099	6,067,000	6,537,316	2,548,373

8,117,998	7,935,686	167,263	(1,426,153)	(541,436)	321,341	134,115	161,837
—	—	1,200,989	—	—	—	—	—
—	19,455	—	—	—	—	—	—
—	4,762	—	—	—	—	—	—

5,711,072	9,536,198	299,466	2,645,815	1,269,524	739,534	629,454	157,362
—	5,661	—	—	—	—	—	—
—	14,812	—	—	—	—	—	—
13,829,070	17,516,574	1,667,718	1,219,662	728,088	1,060,875	763,569	319,199
$13,531,748	$17,930,272	$2,068,664	$25,640,257	$5,766,187	$7,127,875	$7,300,885	$2,867,572

COMMERCE FUNDS

Statements of Changes in Net Assets

	Core Equity Fund		Growth Fund
	For the Year Ended October 31, 2006	For the Year Ended October 31, 2005	For the Year Ended October 31, 2006	For the Year Ended October 31, 2005
From Operations:
Net investment income (loss)	$1,274,960	$2,030,061	$246,435	$1,055,259
Net realized gain from investment, futures and foreign currency related transactions	27,150,717	13,348,129	13,126,565	5,844,251
Net change in unrealized gain (loss) on investments, futures, and translation of assets and liabilities denominated in foreign currencies	(3,665,053)	2,994,041	7,240,225	7,242,510
Net increase in net assets resulting from operations	24,760,624	18,372,231	20,613,225	14,142,020

Distributions to Shareholders:(a)
From net investment income
Institutional Shares	(1,329,769)	(2,089,057)	(771,267)	(274,447)
Service Shares	(180)	(629)	(9,420)	—
From net realized gains
Institutional Shares	(11,951,580)	—	—	—
Service Shares	(5,992)	—	—	—
Total distributions to shareholders	(13,287,521)	(2,089,686)	(780,687)	(274,447)

From Share Transactions:
Proceeds from sales of shares	11,855,512	25,995,143	39,532,801	20,434,618
Reinvestment of dividends and distributions	577,821	74,414	539,132	194,675
Cost of shares repurchased	(64,819,579)	(49,484,326)	(40,477,258)	(55,884,692)
Net Increase (Decrease) in Net Assets Resulting From Share Transactions	(52,386,246)	(23,414,769)	(405,325)	(35,255,399)
TOTAL INCREASE (DECREASE)	(40,913,143)	(7,132,224)	19,427,213	(21,387,826)

Net Assets:
Beginning of year	238,469,989	245,602,213	154,385,888	175,773,714
End of year	$197,556,846	$238,469,989	$173,813,101	$154,385,888
Accumulated undistributed (distribution in excess of) net investment income (loss)	$(711)	$49,862	$248,185	$782,667

(a)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

(b)	Net of $6,012 of redemption fees remitted to the International Equity Fund.

(c)	Net of $8,286 of redemption fees remitted to the International Equity Fund.

66	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Value Fund		MidCap Growth Fund		International Equity Fund
For the Year Ended October 31, 2006	For the Year Ended October 31, 2005	For the Year Ended October 31, 2006	For the Year Ended October 31, 2005	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005

$1,468,767	$1,281,266	$(297,322)	$(421,848)	$413,698		$836,171

9,512,327	7,156,575	8,117,998	8,671,281	7,959,903		28,607,281

10,339,959	3,787,468	5,711,072	2,643,723	9,556,671		(14,304,751)
21,321,053	12,225,309	13,531,748	10,893,156	17,930,272		15,138,701

(1,451,986)	(1,355,534)	—	—	(669,350)		(1,623,646)
(1,332)	(5,107)	—	—	(2,443)		(5,729)

(431,606)	—	—	—	—		—
(1,917)	—	—	—	—		—
(1,886,841)	(1,360,641)	—	—	(671,793)		(1,629,375)

17,835,547	24,108,121	22,542,986	14,494,614	13,603,606		14,639,751
847,684	654,735	—	—	162,037		668,761
(29,672,631)	(32,776,960)	(20,687,098)	(27,344,583)	(21,671,396	)(b)	(64,081,044	)(c)
(10,989,400)	(8,014,104)	1,855,888	(12,849,969)	(7,905,753)		(48,772,532)
8,444,812	2,850,564	15,387,636	(1,956,813)	9,352,726		(35,263,206)

112,239,927	109,389,363	76,486,573	78,443,386	73,449,193		108,712,399
$120,684,739	$112,239,927	$91,874,209	$76,486,573	$82,801,919		$73,449,193

$80,845	$65,396	$(2,949)	$—	$458,699		$671,628

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Asset Allocation Fund		Bond Fund
	For the Year Ended October 31, 2006	For the Year Ended October 31, 2005	For the Year Ended October 31, 2006	For the Year Ended October 31, 2005
From Operations:
Net investment income	$400,946	$292,685	$24,420,595	$24,363,421
Net realized gain (loss) from investment transactions	1,368,252	1,954,702	(1,426,153)	1,654,253
Net change in unrealized (gain) loss on investments	299,466	(688,939)	2,645,815	(17,411,958)
Net increase in net assets resulting from operations	2,068,664	1,558,448	25,640,257	8,605,716

Distributions to Shareholders:(a)
From net investment income
Institutional Shares	(394,608)	(288,953)	(26,168,096)	(27,526,003)
Service Shares	(2,839)	(5,643)	(9,376)	(40,406)
From net realized gains
Institutional Shares	(1,909,803)	(937,801)	—	—
Service Shares	(44,523)	(22,441)	—	—
Total distributions to shareholders	(2,351,773)	(1,254,838)	(26,177,472)	(27,566,409)

From Share Transactions:
Proceeds from sales of shares	3,167,204	3,387,502	100,503,343	87,435,041
Reinvestment of dividends and distributions	2,278,241	1,213,353	5,853,164	6,207,275
Cost of shares repurchased	(5,315,481)	(6,968,162)	(127,390,300)	(11,411,999)
Net Increase (Decrease) in Net Assets Resulting From Share Transactions	129,964	(2,367,307)	(21,033,793)	(20,477,674)
TOTAL DECREASE	(153,145)	(2,063,697)	(21,571,008)	(39,438,367)

Net Assets:
Beginning of year	17,111,457	19,175,154	570,283,727	609,722,094
End of year	$16,958,312	$17,111,457	$548,712,719	$570,283,727
Accumulated undistributed (distribution in excess of) net investment income	$(672)	$16,401	$(3,125,405)	$(3,560,137)

(a)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

68	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Short-Term Government Fund		National Tax-Free Intermediate Bond Fund		Missouri Tax-Free Intermediate Bond Fund
For the Year Ended October 31, 2006	For the Year Ended October 31, 2005	For the Year Ended October 31, 2006	For the Year Ended October 31, 2005	For the Year Ended October 31, 2006	For the Year Ended October 31, 2005

$5,038,099	$5,663,482	$6,067,000	$6,118,822	$6,537,316	$6,681,089
(541,436)	(812,458)	321,341	859,414	134,115	535,623
1,269,524	(3,692,914)	739,534	(5,128,310)	629,454	(6,128,893)
5,766,187	1,158,110	7,127,875	1,849,926	7,300,885	1,087,819

(6,027,740)	(7,361,759)	(6,149,391)	(6,072,107)	(6,607,484)	(6,638,929)
(8,809)	(58,777)	(12)	(46)	(7,248)	(31,076)

—	—	(864,498)	(326,238)	(537,910)	(219,903)
—	—	(7)	(3)	(2,441)	(1,323)
(6,036,549)	(7,420,536)	(7,013,908)	(6,398,394)	(7,155,083)	(6,891,231)

24,437,660	32,328,474	27,158,319	21,478,323	32,321,736	44,012,354
1,378,914	2,181,416	423,033	367,600	588,241	528,465
(53,927,991)	(91,491,604)	(36,183,976)	(23,723,019)	(46,321,226)	(45,998,689)
(28,111,417)	(56,981,714)	(8,602,624)	(1,877,096)	(13,411,249)	(1,457,870)
(28,381,779)	(63,244,140)	(8,488,657)	(6,425,564)	(13,265,447)	(7,261,282)

158,321,357	221,565,497	162,793,032	169,218,596	172,893,496	180,154,778
$129,939,578	$158,321,357	$154,304,375	$162,793,032	$159,628,049	$172,893,496

$(738,839)	$(1,867,282)	$66,552	$182,889	$44,853	$104,761

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Kansas Tax-Free Intermediate Bond Fund
	For the Year Ended October 31, 2006	For the Year Ended October 31, 2005
From Operations:
Net investment income	$2,548,373	$2,548,502
Net realized gain from investment transactions	161,837	168,578
Net change in unrealized gain (loss) on investments	157,362	(2,242,743)
Net increase in net assets resulting from operations	2,867,572	474,337

Distributions to Shareholders:(a)
From net investment income
Institutional Shares	(2,559,662)	(2,458,833)
Service Shares	(19,624)	(80,464)
From net realized gains
Institutional Shares	(162,433)	(68,643)
Service Shares	(5,539)	(2,269)
Total distributions to shareholders	(2,747,258)	(2,610,209)

From Share Transactions:
Proceeds from sales of shares	14,297,601	10,101,187
Reinvestment of dividends and distributions	168,169	169,040
Cost of shares repurchased	(15,932,599)	(8,841,491)
Net Increase (Decrease) in Net Assets Resulting From Share Transactions	(1,466,829)	1,428,736
TOTAL DECREASE	(1,346,515)	(707,136)

Net Assets:
Beginning of year	70,421,967	71,129,103
End of year	$69,075,452	$70,421,967
Accumulated undistributed net investment income	$3,269	$49,772

(a)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

70	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Notes to Financial Statements

October 31, 2006

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust consists of eleven portfolios (individually, a “Fund” and collectively, the “Funds”): Core Equity Fund, Growth Fund, Value Fund, MidCap Growth Fund, International Equity Fund, Asset Allocation Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares, Institutional Shares. Each Fund is registered as a diversified management investment company, other than the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the 1940 Act.

Prior to February 3, 2006, each Fund offered two classes of shares, Institutional Shares and Service Shares. On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares. Immediately after and as a result of the conversion, each holder of Service Shares of a Fund was an owner of Institutional Shares of the same Fund with an aggregate net asset value equal to the aggregate net asset value of the Service Shares of such holder that converted.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A.  Investment Valuation — Investments in equity securities and exchange traded funds traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will be reflected in a Fund’s next determined NAV if the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidelines. Upon such determination the Fund utilizes a price from an independent service, if available. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates. Securities for which quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

The Asset Allocation Fund invests in a combination of underlying funds (the “Underlying Funds”), including Funds advised by the Adviser. Investments in the Underlying Funds (other than those that are exchange traded) are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because the Asset Allocation Fund invests primarily in other mutual funds, which fluctuate in value, the Fund’s shares will correspondingly fluctuate in value.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2006

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

B.  Security Transactions and Investment Income — Security transactions and purchases and sales of the Funds and of the Underlying Funds by the Asset Allocation Fund are reflected as of the trade date. Realized gains and losses on sales of portfolio securities of the Funds and on sales of the Underlying Funds are calculated using the identified-cost basis. Dividend income and capital gains distributions of the Funds and from the Underlying Funds are recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. In addition, it is the Funds’ policy to accrue for estimated capital gains taxes on foreign securities held by the Funds, which are subject to taxes. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

The Bond and Short-Term Government Funds invest in mortgage-backed securities. Certain mortgage security paydown gains and losses are taxable as ordinary income (loss). Such paydown gains and losses increase or decrease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. For all Funds, market discounts, original issue discounts (“OID”) and market premiums on debt securities are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. OID amortization on mortgage-backed REMIC (“Real Estate Mortgage Investment Conduit”) securities is initially recorded based on estimates of principal paydowns using the most recent OID factors available from the issuer.

C.  Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest, and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statements of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain (loss) on securities and derivative instruments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.

D.  Segregation Transactions — As set forth in the prospectus, certain Funds may enter into certain derivative transactions; some of these transactions may be for the purpose of increasing total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

E.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian.

COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

F.  Futures Contracts — Certain Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund is required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by a Fund, dependant on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.

The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. The risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

G.  Dividend Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid
Core Equity, Value and Asset Allocation	Quarterly	Quarterly	Annually	Annually
Growth, MidCap Growth and International Equity	Annually	Annually	Annually	Annually
Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

H.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative average daily net assets.

I.  Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company tax-exempt and taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. The amount of these income distributions to shareholders, which are calculated in accordance with relevant tax requirements, can often differ from the amounts of the Funds’ net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from generally accepted accounting principles. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gains, or as a tax return of capital.

In addition, distributions paid by the Funds’ investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the Fund’s distributions are deemed a return of capital and is generally not taxable to shareholders.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2006

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

J.  Redemption Fees — If Institutional shares of the International Equity Fund are redeemed or exchanged within 30 days of purchase, a redemption fee of 2% may be assessed on the proceeds of the transaction. For this purpose, the Fund uses a first-in first-out method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee will be paid to the International Equity Fund and is intended to limit short-term trading in the Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. Redemption fees are reimbursed to the Fund as a reduction in share redemptions and are reflected on the Statement of Changes in Net Assets.

3. AGREEMENTS

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank, N.A. (“Commerce Bank”). Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, computed daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. For the year ended October 31, 2006, the Adviser had contractually agreed to waive a portion of its advisory fee for certain Funds. The contractual annual rate, effective annual rate and waiver rates, and amounts are listed on the following pages.

As authorized by the Advisory Agreement, the Adviser has entered into a Sub-Advisory Agreement with AllianceBernstein L.P. (the “Sub-Adviser”) whereby the Sub-Adviser manages the investment assets of the International Equity Fund.

As compensation for services rendered under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee from the Adviser at the following annual rate:

Average Daily Net Assets	Annual Rate
First $25 million	0.80%
Next $25 million	0.65%
Next $50 million	0.55%
Next $100 million	0.45%
Over $200 million	0.40%

The Sub-Adviser has entered into a Waiver Agreement with the Adviser under which it will agree to waive its sub-advisory fee to 0.58% of the average daily net assets of the Fund until the earlier of (1) the Fund’s assets are in excess of $150 million; and (2) the eighteen-month anniversary of the new Sub-Advisory Agreement. On the last day of the calendar month following whichever of these events occurs first, the sub-advisory fee will adjust to the schedule set forth above. The Adviser has contractually agreed to waive a portion of its management fees under a waiver agreement, at least until October 31, 2006, such that Management Fees would not exceed 0.97% of the average daily net assets.

For the year ended October 31, 2006, the Adviser agreed to waive fees and/or reimburse expenses (excluding interest, taxes, and extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceeded, on an annualized basis, 1.13%, 1.13%, 1.20%, 1.72%, 0.35%, 0.88%, 0.68%, 0.70%, 0.65% and 0.65% of the average net assets of the Institutional Shares of the Core Equity, Growth, Value, International Equity, Asset Allocation, Bond, Short-Term Government,

COMMERCE FUNDS

3. AGREEMENTS (continued)

National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any.

Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement dated March 1, 2005, as amended. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, computed daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds will pay an aggregate administrative fee at the annual rate of 0.15%, allocated as follows: (1) for each Fund, GSAM is entitled to receive 0.03% of each Fund’s average daily net assets; and (2) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets other than for the Asset Allocation fund for which it waives 0.07% and receives 0.05%.

In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. Such expense reimbursements, if any, are computed daily and paid monthly.

For the year ended October 31, 2006, a summary of the Advisory fees, Administration fees, associated waivers, expense reimbursements and custody credits are as follows:

	Advisory Fees				Administration Fees
	Contractual Annual Rate	Effective Annual Rate	Waiver		Contractual Annual Rate	Effective Annual Rate	Waiver		Expense Reimbursements	Custody Credits	Total Expense Reduction
Fund			Rate	Amount			Rate	Amount
Core Equity	0.75%	0.75%	—%	$—	0.15%	0.15%	—%	$—	$—	$169	$169
Growth	0.75	0.75	—	—	0.15	0.15	—	—	74,021	3,421	77,442
Value	0.75	0.75	—	—	0.15	0.15	—	—	—	1,444	1,444
MidCap Growth	0.75	0.75	—	—	0.15	0.15	—	—	—	354	354
International Equity	1.50	0.97	0.53	417,136	0.15	0.15	—	—	26,280	2,805	446,221
Asset Allocation	0.20	—	0.20	32,885	0.15	0.08	0.07	11,510	60,034	—	104,429
Bond	0.50	0.50	—	—	0.15	0.15	—	—	—	5,697	5,697
Short-Term Government	0.50	0.50	—	—	0.15	0.15	—	—	299,320	3,386	302,706
National Tax-Free Intermediate Bond	0.50	0.50	—	—	0.15	0.15	—	—	286,616	1,191	287,807
Missouri Tax-Free Intermediate Bond	0.50	0.50	—	—	0.15	0.15	—	—	388,015	925	388,940
Kansas Tax-Free Intermediate Bond	0.50	0.50	—	—	0.15	0.15	—	—	221,075	259	221,334

Goldman Sachs served as Distributor of shares of the Funds pursuant to a Distribution Agreement and may have retained a portion of the sales charge imposed on the sale of Service Shares of the Funds. The maximum sales charge imposed on the sale of Service Shares of the Short-Term Government Fund, the National Tax-Free Intermediate Bond Fund, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund was 2.00%; for all other Funds’ Service Shares, the maximum sales charge was 3.50%. Such sales loads were paid directly to Goldman Sachs. Goldman Sachs has advised the Trust that it retained approximately $170 on the sale of Service Shares of the Funds for the period ended February 3, 2006 and no service shares were outstanding after that date.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2006

3. AGREEMENTS (continued)

Pursuant to a Shareholder Administrative Services Plan adopted by its Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which may include the Adviser and its affiliates (“Service Organizations”), under which they will render shareholder administration support services. For these services, the Service Organizations are entitled to receive fees from a Fund at an annual rate of up to 0.25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations. For the year ended October 31, 2006, Commerce Bank has retained approximately $849,712 in shareowner servicing fees.

4. OTHER TRANSACTIONS WITH RELATED PARTIES

Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are accrued at least quarterly and determined based on the performance of such investments.

5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities and of the Underlying Funds (for the Asset Allocation Fund) for the year ended October 31, 2006, were as follows:

Fund	Purchase of U.S. Government and agency obligations	Purchases (excluding U.S. Government and agency obligations)	Sales and maturities of U.S. Government and agency obligations	Sales and maturities (excluding U.S. Government and agency obligations)
Core Equity	$—	$115,349,516	$—	$179,233,056
Growth	—	71,753,063	—	75,425,289
Value	—	56,227,637	—	68,848,821
MidCap Growth	—	53,900,368	—	53,672,068
International Equity	—	52,722,393	—	61,952,470
Asset Allocation	—	9,098,116	—	11,236,721
Bond	103,430,830	104,777,547	131,262,914	73,763,261
Short-Term Government	30,986,017	6,747,581	53,555,646	1,148,959
National Tax-Free Intermediate Bond	—	65,836,339	—	74,411,541
Missouri Tax-Free Intermediate Bond	—	24,862,428	—	35,944,455
Kansas Tax-Free Intermediate Bond	—	22,635,881	—	21,970,918

For the year ended October 31, 2006, Goldman Sachs received approximately $13,200 of brokerage commissions earned from portfolio transactions, including futures transactions, executed on behalf of the International Equity Fund.

COMMERCE FUNDS

6. CONCENTRATION OF RISK

As a result of the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds’ (each a “Tax-Free Fund” and collectively the “Tax-Free Funds”) ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

Under normal market conditions, the National Tax-Free Intermediate Bond Fund invests at least 80% of its assets plus any borrowings for investment purposes (measured at the time of purchase) in municipal securities issued by or on behalf of the states, the District of Columbia or the U.S. Government, and their respective authorities, agencies, instrumentalities and political sub-divisions, the income from which is exempt from regular federal income and federal alternative minimum taxes. The Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of the Tax-Free Funds’ distributed income must be exempt from such taxes.

For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The International Equity Fund may invest a portion of its assets in emerging markets. Emerging markets securities may be more volatile than securities from more developed countries. At times, the securities held by the International Equity Fund may be subject to abrupt and severe price declines.

The investments of the Asset Allocation Fund are concentrated in Underlying Funds and the Fund’s investment performance is directly related to the investment performance of the Underlying Funds held by it.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2006

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2006 was as follows:

	Core Equity	Growth	Value	MidCap Growth	International Equity	Asset Allocation
Distributions paid from:
Ordinary income	$1,322,850	$780,687	$1,453,318	$—	$671,793	$525,721
Tax-exempt income	—	—	—	—	—	—
Net long-term capital gains	11,964,671	—	433,523	—	—	1,826,052

Total taxable distributions	$13,287,521	$780,687	$1,886,841	$—	$671,793	$2,351,773
The tax character of distributions paid during the fiscal year ended October 31, 2005 was as follows:
	Core Equity	Growth	Value	MidCap Growth	International Equity	Asset Allocation
Distributions paid from:
Ordinary income	$2,089,686	$274,447	$1,360,641	$—	$1,629,375	$396,857
Tax-exempt income	—	—	—	—	—	—
Net long-term capital gains	—	—	—	—	—	857,981

Total taxable distributions	$2,089,686	$274,447	$1,360,641	$—	$1,629,375	$1,254,838
As of October 31, 2006, the components of accumulated earnings (losses) on a tax basis were as follows:
	Core Equity	Growth	Value	MidCap Growth	International Equity	Asset Allocation
Undistributed ordinary income — net	$—	$252,743	$1,339,317	$—	$800,455	$13,136
Undistributed tax-exempt income	—	—	—	—	—	—
Undistributed long-term capital gains	27,172,598	—	8,517,213	117,967	2,972,154	1,416,154

Total undistributed earnings	$27,172,598	$252,743	$9,856,530	$117,967	$3,772,609	$1,429,290
Capital loss carryforward	—	(18,454,089)	—	—	—	—
Timing differences (dividends payable, deferred compensation)	(8,208)	(6,308)	(4,293)	(2,949)	(2,949)	(672)
Unrealized gains (losses) — net	36,697,467	30,718,863	23,289,104	13,037,868	13,458,241	1,268,061

Total accumulated earnings (losses) — net	$63,861,857	$12,511,209	$33,141,341	$13,152,886	$17,227,901	$2,696,679

COMMERCE FUNDS

Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond

$26,177,472	$6,036,549	$171,083	$50,266	$104,044
—	—	5,991,382	6,564,331	2,554,703
—	—	851,443	540,486	88,511

$26,177,472	$6,036,549	$7,013,908	$7,155,083	$2,747,258

Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond

$27,566,409	$7,420,536	$95,507	$37,829	$17,725
—	—	5,976,646	6,632,162	2,521,572
—	—	326,241	221,240	70,912

$27,566,409	$7,420,536	$6,398,394	$6,891,231	$2,610,209

Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
$1,021,129	$385,425	$—	$—	$28,102
—	—	448,630	400,208	123,438
—	—	380,140	134,176	178,945

$1,021,129	$385,425	$828,770	$534,384	$330,485
(21,067,488)	(12,869,996)	—	—	—

(1,681,309)	(378,209)	(464,240)	(491,003)	(200,867)
(1,620,337)	(2,363,546)	4,890,133	4,869,041	1,658,218

$(23,348,005)	$(15,226,326)	$5,254,663	$4,912,422	$1,787,836

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2006

7. TAX INFORMATION (continued)

	Core Equity	Growth	Value	MidCap Growth	International Equity	Asset Allocation
Capital loss carryforward:(a)
Expiring 2008	$—	$—	$—	$—	$—	$—
Expiring 2010	—	(18,454,089)	—	—	—	—
Expiring 2011	—	—	—	—	—	—
Expiring 2012	—	—	—	—	—	—
Expiring 2013	—	—	—	—	—	—
Expiring 2014	—	—	—	—	—	—

Total	$—	$(18,454,089)	$—	$—	$—	$—
At October 31, 2006, the Funds’ aggregate security unrealized gains and losses based on a cost for U.S. federal income tax purposes were as follows:
	Core Equity	Growth	Value	MidCap Growth	International Equity	Asset Allocation
Tax Cost	$160,296,542	$143,226,132	$96,916,366	$79,148,168	$67,911,755	$15,664,151

Gross unrealized gain	39,698,124	34,171,427	24,181,754	14,470,870	14,453,596	1,338,335
Gross unrealized loss	(3,000,657)	(3,452,564)	(892,650)	(1,433,002)	(1,009,084)	(70,274)

Net unrealized security gain (loss)	$36,697,467	$30,718,863	$23,289,104	$13,037,868	$13,444,512	$1,268,061

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales, differing treatment of accretion of market discount and premium amortization, and return of capital distribution from underlying fund investments.

(a)	Expiration occurs on October 31 of the year indicated. The MidCap Growth Fund utilized $7,952,696 of capital losses in the current fiscal year.

COMMERCE FUNDS

Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond

$(2,326,968)	$(1,045,396)	$—	$—	$—
(8,311,371)	(679,994)	—	—	—
—	(2,174,462)	—	—	—
(6,311,963)	(3,771,248)	—	—	—
(540,238)	(2,538,488)	—	—	—
(3,576,948)	(2,660,408)	—	—	—

$(21,067,488)	$(12,869,996)	$—	$—	$—

Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
$547,707,464	$132,113,131	$150,925,820	$154,461,582	$69,502,825

10,802,450	587,892	5,000,081	5,009,030	1,738,257
(12,422,787)	(2,951,438)	(109,948)	(139,989)	(80,039)

$(1,620,337)	$(2,363,546)	$4,890,133	$4,869,041	$1,658,218

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2006

7. TAX INFORMATION (continued)

In order to present certain components of the Fund’s capital accounts on a tax basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds. Reclassifications result primarily from the difference in the tax treatment of market discount accretion and premium amortization, Passive Foreign Investment Company investments, redemptions utilized as distributions, distributions from underlying fund investments, foreign currency transactions and net operating losses.

Fund	Paid-In capital	Accumulated net realized gain (loss)	Accumulated undistributed net investment income
Commerce Core Equity	$—	$(4,416)	$4,416
Commerce Growth	125	105	(230)
Commerce Value	—	—	—
Commerce MidCap Growth	(294,373)	—	294,373
Commerce International Equity	31,002	(76,168)	45,166
Commerce Asset Allocation	—	20,572	(20,572)
Commerce Bond	—	(2,191,609)	2,191,609
Commerce Short-Term Government	—	(2,126,893)	2,126,893
Commerce National Tax-Free Intermediate Bond	(25,386)	59,320	(33,934)
Commerce Missouri Tax-Free Intermediate Bond	(17,434)	(74)	17,508
Commerce Kansas Tax-Free Intermediate Bond	(29,566)	45,156	(15,590)

COMMERCE FUNDS

8. OTHER MATTERS

New Accounting Pronouncements — On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, the adviser is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement Financial Accounting Standard No. 157 (“FAS 157”) Fair Value Measurement which provides enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for the fiscal years beginning after November 15, 2007. The Adviser does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required relating to the inputs used to develop the measurements of fair value.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2006

9. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Core Equity Fund		Growth Fund
	Shares	Dollars	Shares	Dollars
For the Year Ended October 31, 2006
Institutional Shares
Shares sold	695,285	$11,850,744	1,623,689	$39,506,771
Reinvestment of dividends and distributions	33,591	571,651	22,225	530,079
Shares repurchased	(3,790,245)	(64,810,760)	(1,666,117)	(39,822,524)
Shares converted from Service to Institutional	6,818	107,392	141,359	8,402,420

	(3,054,551)	(52,280,973)	121,156	8,616,746
Service Shares(a)
Shares sold	267	4,768	1,122	26,030
Reinvestment of dividends and distributions	363	6,170	387	9,053
Shares repurchased	(523)	(8,819)	(27,973)	(654,734)
Shares converted from Service to Institutional	(6,818)	(107,392)	(141,359)	(8,402,420)

	(6,711)	(105,273)	(167,823)	(9,022,071)
NET INCREASE (DECREASE)	(3,061,262)	$(52,386,246)	(46,667)	$(405,325)

For the Year Ended October 31, 2005
Institutional Shares
Shares sold	1,545,895	$25,979,012	908,827	$20,089,817
Reinvestment of dividends and distributions	4,353	73,832	8,652	194,675
Shares repurchased	(2,944,074)	(49,482,463)	(2,428,387)	(53,572,167)

	(1,393,826)	(23,429,619)	(1,510,908)	(33,287,675)
Service Shares
Shares sold	958	16,131	16,018	344,801
Reinvestment of dividends and distributions	34	582	—	—
Shares repurchased	(109)	(1,863)	(105,788)	(2,312,525)

	883	14,850	(89,770)	(1,967,724)
NET DECREASE	(1,392,943)	$(23,414,769)	(1,600,678)	$(35,255,399)

(a)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

COMMERCE FUNDS

Value Fund		MidCap Growth Fund		International Equity Fund
Shares	Dollars	Shares	Dollars	Shares	Dollars

651,466	$17,831,642	700,340	$22,534,967	538,257	$13,600,490
31,696	844,739	—	—	6,779	159,594
(1,093,637)	(29,654,384)	(649,500)	(20,466,609)	(870,640)	(21,503,148)
18,744	418,318	36,705	2,072,920	11,217	293,822
(391,731)	(10,559,685)	87,545	4,141,278	(314,387)	(7,449,242)

151	3,905	275	8,019	139	3,116
113	2,945	—	—	105	2,443
(701)	(18,247)	(7,334)	(220,489)	(7,158)	(168,248)
(18,744)	(418,318)	(36,705)	(2,072,920)	(11,217)	(293,822)
(19,181)	(429,715)	(43,764)	(2,285,390)	(18,131)	(456,511)
(410,912)	$(10,989,400)	43,781	$1,855,888	(332,518)	$(7,905,753)

988,365	$24,091,002	535,112	$14,364,517	696,905	$14,566,674
26,464	650,245	—	—	31,606	663,099
(1,328,448)	(32,562,590)	(999,935)	(26,692,635)	(3,019,154)	(63,852,434)
(313,619)	(7,821,343)	(464,823)	(12,328,118)	(2,290,643)	(48,622,661)

702	17,119	4,995	130,097	3,522	73,077
183	4,490	—	—	272	5,662
(8,768)	(214,370)	(24,409)	(651,948)	(11,001)	(228,610)
(7,883)	(192,761)	(19,414)	(521,851)	(7,207)	(149,871)
(321,502)	$(8,014,104)	(484,237)	$(12,849,969)	(2,297,850)	$(48,772,532)

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2006

9. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Asset Allocation Fund		Bond Fund
	Shares	Dollars	Shares	Dollars
For the Year Ended October 31, 2006
Institutional Shares
Shares sold	157,262	$3,166,146	5,585,436	$100,424,470
Reinvestment of dividends and distributions	113,584	2,230,887	325,870	5,846,986
Shares repurchased	(258,959)	(5,291,871)	(7,055,653)	(126,589,263)
Shares converted from Service to Institutional	18,315	322,490	20,429	434,076

	30,202	427,652	(1,123,918)	(19,883,731)
Service Shares(a)
Shares sold	49	1,058	4,339	78,873
Reinvestment of dividends and distributions	2,417	47,354	340	6,178
Shares repurchased	(1,194)	(23,610)	(43,946)	(801,037)
Shares converted from Service to Institutional	(18,315)	(322,490)	(20,429)	(434,076)

	(17,043)	(297,688)	(59,696)	(1,150,062)
NET INCREASE (DECREASE)	13,159	$129,964	(1,183,614)	$(21,033,793)

For the Year Ended October 31, 2005
Institutional Shares
Shares sold	158,922	$3,372,425	4,702,717	$87,091,109
Reinvestment of dividends and distributions	56,475	1,185,523	333,426	6,170,185
Shares repurchased	(323,383)	(6,833,309)	(6,158,267)	(113,905,230)

	(107,986)	(2,275,361)	(1,122,124)	(20,643,936)
Service Shares
Shares sold	716	15,077	18,556	343,932
Reinvestment of dividends and distributions	1,327	27,830	2,004	37,090
Shares repurchased	(6,362)	(134,853)	(11,572)	(214,760)

	(4,319)	(91,946)	8,988	166,262
NET INCREASE (DECREASE)	(112,305)	$(2,367,307)	(1,113,136)	$(20,477,674)

(a)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

COMMERCE FUNDS

Short-Term Government Fund		National Tax-Free Intermediate Bond Fund		Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

1,394,405	$24,409,595	1,433,749	$27,158,319	1,689,507	$32,321,736	766,511	$14,297,601
78,619	1,374,476	22,329	423,014	30,658	585,726	8,296	154,849
(3,041,620)	(53,206,221)	(1,910,585)	(36,183,894)	(2,426,189)	(46,321,144)	(829,566)	(15,490,619)
25,581	572,448	66	1,199	40,205	784,262	99,517	1,860,924
(1,543,015)	(26,849,702)	(454,441)	(8,601,362)	(665,819)	(12,629,420)	44,758	822,755

1,596	28,065	—	—	—	—	—	—
253	4,438	1	19	131	2,515	710	13,320
(41,053)	(721,770)	(4)	(82)	(4)	(82)	(23,544)	(441,980)
(25,581)	(572,448)	(66)	(1,199)	(40,205)	(784,262)	(99,517)	(1,860,924)
(64,785)	(1,261,715)	(69)	(1,262)	(40,078)	(781,829)	(122,351)	(2,289,584)
(1,607,800)	$(28,111,417)	(454,510)	$(8,602,624)	(705,897)	$(13,411,249)	(77,593)	$(1,466,829)

1,796,190	$32,088,461	1,108,964	$21,478,323	2,250,484	$44,011,303	502,707	$9,588,581
120,139	2,144,104	18,986	367,553	26,764	522,424	6,571	125,237
(5,059,189)	(90,375,547)	(1,222,997)	(23,723,019)	(2,338,786)	(45,724,427)	(443,141)	(8,460,239)
(3,142,860)	(56,142,982)	(95,047)	(1,877,143)	(61,538)	(1,190,700)	66,137	1,253,579

13,424	240,013	—	—	53	1,051	26,746	512,606
2,091	37,312	3	47	309	6,041	2,298	43,803
(62,569)	(1,116,057)	—	—	(13,975)	(274,262)	(19,967)	(381,252)
(47,054)	(838,732)	3	47	(13,613)	(267,170)	9,077	175,157
(3,189,914)	$(56,981,714)	(95,044)	$(1,877,096)	(75,151)	$(1,457,870)	75,214	$1,428,736

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations			Distributions to shareholders
Year—Share Class	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		Total distributions
CORE EQUITY FUND
For the Years Ended October 31,
2006—Institutional(e)	$16.97	$0.10	$1.86	$1.96	$(0.10)	$(0.86)		$(0.96)
2005—Institutional	15.90	0.14 (d)	1.07	1.21	(0.14)	—		(0.14)
2005—Service	15.89	0.08 (d)	1.09	1.17	(0.10)	—		(0.10)
2004—Institutional	14.46	0.05	1.44	1.49	(0.05)	—		(0.05)
2004—Service	14.46	—	1.45	1.45	(0.02)	—		(0.02)
2003—Institutional	12.57	0.09	1.89	1.98	(0.09)	—		(0.09)
2003—Service	12.57	0.06	1.89	1.95	(0.06)	—		(0.06)
2002—Institutional	14.70	0.10	(2.14)	(2.04)	(0.09)	—	(c)	(0.09)
2002—Service	14.70	0.06	(2.13)	(2.07)	(0.06)	—	(c)	(0.06)
GROWTH FUND
For the Years Ended October 31,
2006—Institutional(e)	$22.56	$0.04	$3.08	$3.12	$(0.12)	$—		$(0.12)
2005—Institutional	20.82	0.14 (d)	1.63	1.77	(0.03)	—		(0.03)
2005—Service	20.42	0.09 (d)	1.59	1.68	—	—		—
2004—Institutional	20.50	(0.07)	0.39	0.32	—	—		—
2004—Service	20.15	(0.12)	0.39	0.27	—	—		—
2003—Institutional	17.52	(0.04)	3.02	2.98	—	—		—
2003—Service	17.27	(0.09)	2.97	2.88	—	—		—
2002—Institutional	20.03	(0.07)	(2.44)	(2.51)	—	—		—
2002—Service	19.80	(0.11)	(2.42)	(2.53)	—	—		—

(a)	Calculated based on average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Amount is less than $0.005 per share.

(d)	Reflects income recognized from a special dividend which amounted to $0.07 and $0.14, per share and 0.41% and 0.62% of average net assets for the Core Equity and Growth Funds, respectively.

(e)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

88	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

					Ratios assuming no expense reductions
Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

$17.97	11.91%	$197,557	1.10%	0.58%	1.10%	0.58%	53%
16.97	7.61	238,356	1.08	0.81 (d)	1.09	0.80 (d)	19
16.96	7.35	114	1.33	0.50 (d)	1.34	0.49 (d)	19
15.90	10.30	245,509	1.03	0.30	1.05	0.28	31
15.89	10.02	93	1.28	0.03	1.30	0.01	31
14.46	15.83	262,935	1.04	0.71	1.06	0.69	43
14.46	15.55	65	1.29	0.46	1.31	0.44	43
12.57	(13.90)	243,569	0.98	0.68	1.00	0.66	23
12.57	(14.11)	40	1.23	0.44	1.25	0.42	23

$25.56	13.86%	$173,813	1.13%	0.16%	1.18%	0.11%	47%
22.56	8.52	150,676	1.13	0.64 (d)	1.23	0.54 (d)	40
22.10	8.23	3,710	1.38	0.44 (d)	1.48	0.34 (d)	40
20.82	1.56	170,513	1.13	(0.35)	1.15	(0.37)	41
20.42	1.34	5,261	1.38	(0.60)	1.40	(0.62)	41
20.50	17.01	204,539	1.12	(0.24)	1.14	(0.26)	60
20.15	16.68	5,513	1.37	(0.49)	1.39	(0.51)	60
17.52	(12.53)	173,077	1.12	(0.33)	1.14	(0.35)	53
17.27	(12.73)	5,015	1.37	(0.58)	1.39	(0.60)	53

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations			Distributions to shareholders
Year—Share Class	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
VALUE FUND
For the Years Ended October 31,
2006—Institutional(c)	$24.96	$0.35	$4.66	$5.01	$(0.34)	$(0.10)	$(0.44)
2005—Institutional	22.70	0.27	2.28	2.55	(0.29)	—	(0.29)
2005—Service	22.71	0.21	2.28	2.49	(0.23)	—	(0.23)
2004—Institutional	20.92	0.22	1.78	2.00	(0.22)	—	(0.22)
2004—Service	20.93	0.16	1.79	1.95	(0.17)	—	(0.17)
2003—Institutional	18.07	0.25	2.84	3.09	(0.24)	—	(0.24)
2003—Service	18.08	0.20	2.85	3.05	(0.20)	—	(0.20)
2002—Institutional	21.05	0.24	(2.99)	(2.75)	(0.23)	—	(0.23)
2002—Service	21.05	0.19	(2.99)	(2.80)	(0.17)	—	(0.17)
MIDCAP GROWTH FUND
For the Years Ended October 31,
2006—Institutional(c)	$28.45	$(0.11)	$5.27	$5.16	$—	$—	$—
2005—Institutional	24.72	(0.14)	3.87	3.73	—	—	—
2005—Service	24.15	(0.20)	3.77	3.57	—	—	—
2004—Institutional	23.61	(0.14)	1.25	1.11	—	—	—
2004—Service	23.12	(0.20)	1.23	1.03	—	—	—
2003—Institutional	18.44	(0.14)	5.31	5.17	—	—	—
2003—Service	18.10	(0.18)	5.20	5.02	—	—	—
2002—Institutional	21.37	(0.20)	(2.73)	(2.93)	—	—	—
2002—Service	21.04	(0.24)	(2.70)	(2.94)	—	—	—
(a)	Calculated based on average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that the shareholder would pay on fund distributions or the redemption of fund shares.

(c)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

90	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

					Ratios assuming no expense reductions
Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

$29.53	20.29%	$120,685	1.18%	1.28%	1.18%	1.28%	49%
24.96	11.26	111,761	1.18	1.12	1.19	1.11	37
24.97	10.97	479	1.43	0.89	1.44	0.88	37
22.70	9.61	108,775	1.14	1.00	1.16	0.98	81
22.71	9.33	614	1.39	0.75	1.41	0.73	81
20.92	17.29	122,881	1.12	1.31	1.14	1.29	76
20.93	16.99	584	1.37	1.07	1.39	1.05	76
18.07	(13.18)	102,049	1.06	1.15	1.08	1.13	72
18.08	(13.37)	567	1.31	0.89	1.33	0.87	72

$33.61	18.14%	$91,874	1.22%	(0.35)%	1.22%	(0.35)%	64%
28.45	15.09	75,274	1.28	(0.54)	1.29	(0.55)	87
27.72	14.78	1,213	1.53	(0.79)	1.54	(0.80)	87
24.72	4.70	76,917	1.23	(0.57)	1.25	(0.59)	123
24.15	4.46	1,526	1.48	(0.82)	1.50	(0.84)	123
23.61	28.04	78,744	1.22	(0.70)	1.24	(0.72)	89
23.12	27.73	1,474	1.47	(0.95)	1.49	(0.97)	89
18.44	(13.71)	65,005	1.21	(0.91)	1.23	(0.93)	93
18.10	(13.97)	1,203	1.45	(1.15)	1.47	(1.17)	93

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year—Share Class	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
INTERNATIONAL EQUITY FUND
For the Years Ended October 31,
2006—Institutional(e)	$21.80	$0.13	$5.54	$5.67	$(0.21)	$—	$(0.21)
2005—Institutional	19.18	0.19	2.72	2.91	(0.29)	—	(0.29)
2005—Service	18.98	0.17	2.66	2.83	(0.24)	—	(0.24)
2004—Institutional	16.86	0.21	2.36	2.57	(0.25)	—	(0.25)
2004—Service	16.69	0.17	2.33	2.50	(0.21)	—	(0.21)
2003—Institutional	14.61	0.23	2.08	2.31	(0.06)	—	(0.06)
2003—Service	14.47	0.18	2.06	2.24	(0.02)	—	(0.02)
2002—Institutional	16.99	0.06	(2.44)	(2.38)	—	—	—
2002—Service	16.87	0.02	(2.42)	(2.40)	—	—	—

ASSET ALLOCATION FUND
For the Years Ended October 31,
2006—Institutional(e)	$21.38	$0.49	$2.07	$2.56	$(0.48)	$(2.61)	$(3.09)
2005—Institutional	21.01	0.34	1.41	1.75	(0.33)	(1.05)	(1.38)
2005—Service	21.01	0.28	1.41	1.69	(0.28)	(1.05)	(1.33)
2004—Institutional	20.42	0.36	0.95	1.31	(0.40)	(0.32)	(0.72)
2004—Service	20.41	0.31	0.95	1.26	(0.34)	(0.32)	(0.66)
2003—Institutional	18.48	0.39	1.94	2.33	(0.37)	(0.02)	(0.39)
2003—Service	18.48	0.34	1.93	2.27	(0.32)	(0.02)	(0.34)
For the Period Ended October 31,
2002—Institutional (commenced September 27, 2002)	18.00	0.03	0.45	0.48	—	—	—
2002—Service (commenced September 27, 2002)	18.00	0.03	0.45	0.48	—	—	—
(a)	Calculated based on average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that the shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

(d)	Expense ratios exclude expenses of the Underlying Funds.

(e)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

92	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$27.26	26.16%	$82,802	1.72%		0.53%		2.29%		(0.04)%		68%
21.80	15.26	73,058	1.57		0.94		2.27		0.24		103
21.57	14.98	391	1.82		0.82		2.52		0.12		103
19.18	15.35	108,231	1.32		1.11		2.06		0.37		23
18.98	15.04	481	1.57		0.93		2.31		0.19		23
16.86	15.87	147,956	1.25		1.52		1.98		0.79		24
16.69	15.47	407	1.50		1.19		2.23		0.46		24
14.61	(14.01)	112,347	1.55		0.38		2.18		(0.25)		98
14.47	(14.23)	382	1.80		0.12		2.43		(0.51)		98

$20.85	13.19%	$16,958	0.35	%(d)	2.42%		0.98	%(d)	1.79%		55%
21.38	8.56	16,747	0.35	(d)	1.62		1.15	(d)	0.82		39
21.37	8.23	364	0.60	(d)	1.36		1.40	(d)	0.56		39
21.01	6.57	18,726	0.35	(d)	1.75		1.07	(d)	1.03		34
21.01	6.36	449	0.60	(d)	1.48		1.32	(d)	0.76		34
20.42	12.72	20,801	0.35	(d)	2.07		2.29	(d)	0.13		47
20.41	12.40	437	0.60	(d)	1.82		2.54	(d)	(0.12)		47

18.48	2.67	18,234	0.35	(c)(d)	2.80	(c)	81.34	(c)(d)	(78.19	)(c)	—
18.48	2.67	428	0.60	(c)(d)	1.93	(c)	81.59	(c)(d)	(79.06	)(c)	—

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations
Year—Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations	Distributions to shareholders From net investment income
BOND FUND
For the Years Ended October 31,
2006—Institutional(f)	$18.12	$0.78		$0.06		$0.84	$(0.84)
2005—Institutional	18.71	0.76		(0.49)		0.27	(0.86)
2005—Service	18.72	0.71		(0.47)		0.24	(0.82)
2004—Institutional	18.73	0.85		0.03		0.88	(0.90)
2004—Service	18.74	0.80		0.03		0.83	(0.85)
2003—Institutional	19.09	0.94		(0.24)		0.70	(1.06)
2003—Service	19.10	0.90		(0.25)		0.65	(1.01)
2002—Institutional	19.71	1.07	(c)	(0.57	)(c)	0.50	(1.12)
2002—Service	19.73	1.03	(c)	(0.58	)(c)	0.45	(1.08)

SHORT-TERM GOVERNMENT FUND
For the Years Ended October 31,
2006—Institutional(f)	$17.57	$0.61		$0.11		$0.72	$(0.73)
2005—Institutional	18.16	0.53		(0.42)		0.11	(0.70)
2005—Service	18.17	0.48		(0.42)		0.06	(0.66)
2004—Institutional	18.53	0.54		(0.18)		0.36	(0.73)
2004—Service	18.54	0.50		(0.19)		0.31	(0.68)
2003—Institutional	19.04	0.51		(0.22)		0.29	(0.80)
2003—Service	19.06	0.47		(0.24)		0.23	(0.75)
2002—Institutional	19.20	0.83	(d)	(0.05	)(d)	0.78	(0.94)
2002—Service	19.21	0.78	(d)	(0.04	)(d)	0.74	(0.89)

(a)	Calculated based on average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $0.05, and decrease the ratio of net investment income to average net assets with and without expense reductions by 0.26% for each class. Per share ratios and supplemental data for years prior to November 1, 2001 have not been restated to reflect this change in presentation.

(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.09, increase net realized and unrealized gains and losses per share by $0.09, and decrease the ratio of net investment income in average net assets with and without expense reductions by 0.46% for each class. Fee share ratios and supplemental data for years prior to November 1, 2001 have not been restated to reflect this change in presentation.

(e)	Reflects an increase of 0.06% to total return and 0.04% of average net assets per share due to a payment made by the Trust’s Accounting Agent relating to a distribution in excess of net investment income.

(f)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

94	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions

Net asset value, end of year	Total return(b)		Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets		Ratio of total expenses to average net assets	Ratio of net investment income to average net assets		Portfolio turnover rate

$18.12	4.76%		$548,713	0.85%	4.35%		0.85%	4.35%		38%
18.12	1.46	(e)	569,200	0.83	4.11	(e)	0.84	4.10	(e)	23
18.14	1.26	(e)	1,083	1.08	3.83	(e)	1.09	3.82	(e)	23
18.71	4.80		608,773	0.79	4.54		0.81	4.52		37
18.72	4.54		949	1.04	4.29		1.06	4.27		37
18.73	3.71		650,903	0.79	4.97		0.81	4.95		26
18.74	3.45		1,165	1.04	4.72		1.06	4.70		26
19.09	2.69		728,021	0.72	5.59	(c)	0.74	5.57	(c)	34
19.10	2.38		1,371	0.97	5.34	(c)	0.99	5.32	(c)	34

$17.56	4.21%		$129,940	0.68%	3.49%		0.89%	3.28%		28%
17.57	0.63		157,183	0.68	3.00		0.91	2.77		32
17.57	0.33		1,139	0.93	2.77		1.16	2.54		32
18.16	1.96		219,533	0.68	2.96		0.85	2.79		78
18.17	1.70		2,032	0.93	2.72		1.10	2.55		78
18.53	1.52		259,936	0.68	2.73		0.81	2.60		34
18.54	1.22		2,867	0.93	2.49		1.06	2.36		34
19.04	4.21		184,246	0.68	4.41	(d)	0.82	4.27	(d)	15
19.06	4.00		2,159	0.93	4.16	(d)	1.07	4.02	(d)	15

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations					Distributions to shareholders
Year—Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income	From net realized gains	Total distributions
NATIONAL TAX-FREE INTERMEDIATE BOND FUND
For the Years Ended October 31,
2006—Institutional(d)	$19.05	$0.72		$0.13		$0.85	$(0.73)	$(0.10)	$(0.83)
2005—Institutional	19.59	0.72		(0.51)		0.21	(0.71)	(0.04)	(0.75)
2005—Service	19.58	0.69		(0.49)		0.20	(0.69)	(0.04)	(0.73)
2004—Institutional	19.74	0.71		0.17		0.88	(0.72)	(0.31)	(1.03)
2004—Service	19.74	0.67		0.15		0.82	(0.67)	(0.31)	(0.98)
2003—Institutional	19.68	0.73		0.22		0.95	(0.73)	(0.16)	(0.89)
2003—Service	16.68	0.70		0.20		0.90	(0.68)	(0.16)	(0.84)
2002—Institutional	19.69	0.76	(c)	0.24	(c)	1.00	(0.76)	(0.25)	(1.01)
2002—Service	19.69	0.71	(c)	0.24	(c)	0.95	(0.71)	(0.25)	(0.96)

MISSOURI TAX-FREE INTERMEDIATE BOND FUND
For the Years Ended October 31,
2006—Institutional(d)	$19.19	$0.74		$0.10		$0.84	$(0.75)	$(0.06)	$(0.81)
2005—Institutional	19.83	0.74		(0.62)		0.12	(0.74)	(0.02)	(0.76)
2005—Service	19.84	0.68		(0.61)		0.07	(0.69)	(0.02)	(0.71)
2004—Institutional	19.73	0.72		0.14		0.86	(0.72)	(0.04)	(0.76)
2004—Service	19.75	0.67		0.13		0.80	(0.67)	(0.04)	(0.71)
2003—Institutional	19.68	0.72		0.15		0.87	(0.72)	(0.10)	(0.82)
2003—Service	19.69	0.67		0.16		0.83	(0.67)	(0.10)	(0.77)
2002—Institutional	19.45	0.75	(c)	0.26	(c)	1.01	(0.75)	(0.03)	(0.78)
2002—Service	19.45	0.69	(c)	0.28	(c)	0.97	(0.70)	(0.03)	(0.73)
(a)	Calculated based on average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that the shareholder would pay on capital gains or other taxable distributions or the redemption of fund shares.

(c)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 to net investment income, net realized and unrealized gains and losses, and an increase to the ratio of net investment income to average net assets with and without expense reductions by 0.02%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(d)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

96	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

						Ratios assuming no expense reductions
Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets		Ratio of total expenses to average net assets	Ratio of net investment income to average net assets		Portfolio turnover rate

$19.07	4.57%	$154,304	0.70%	3.80%		0.88%	3.62%		42%
19.05	1.09	162,792	0.70	3.71		0.87	3.54		48
19.05	1.01	1	0.95	3.51		1.12	3.34		48
19.59	4.56	169,217	0.70	3.67		0.84	3.53		33
19.58	4.25	2	0.95	3.47		1.09	3.33		33
19.74	4.88	175,427	0.70	3.69		0.82	3.57		57
19.74	4.64	5	0.95	3.52		1.07	3.40		57
19.68	5.30	174,059	0.70	3.93	(c)	0.77	3.86	(c)	42
19.68	5.05	23	0.95	3.70	(c)	1.02	3.63	(c)	42

$19.22	4.48%	$159,628	0.65%	3.87%		0.88%	3.64%		15%
19.19	0.61	172,124	0.65	3.77		0.87	3.55		19
19.20	0.36	769	0.90	3.52		1.12	3.30		19
19.83	4.44	179,089	0.65	3.65		0.83	3.47		13
19.84	4.13	1,066	0.90	3.39		1.08	3.21		13
19.73	4.50	183,240	0.65	3.64		0.81	3.48		16
19.75	4.29	1,252	0.90	3.39		1.06	3.23		16
19.68	5.31	164,365	0.65	3.88	(c)	0.78	3.75	(c)	20
19.69	5.10	893	0.90	3.58	(c)	1.03	3.45	(c)	20

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations					Distributions to shareholders
Year—Share Class	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income	From net realized gains	Total distributions
KANSAS TAX-FREE INTERMEDIATE BOND FUND
For the Years Ended October 31,
2006—Institutional(e)	$18.75	$0.70		$0.08		$0.78	$(0.70)	$(0.05)	$(0.75)
2005—Institutional	19.33	0.69		(0.56)		0.13	(0.69)	(0.02)	(0.71)
2005—Service	19.33	0.65		(0.57)		0.08	(0.64)	(0.02)	(0.66)
2004—Institutional	19.19	0.68		0.17		0.85	(0.68)	(0.03)	(0.71)
2004—Service	19.19	0.63		0.17		0.80	(0.63)	(0.03)	(0.66)
2003—Institutional	19.03	0.67		0.18		0.85	(0.66)	(0.03)	(0.69)
2003—Service	19.03	0.62		0.18		0.80	(0.61)	(0.03)	(0.64)
2002—Institutional	18.75	0.67	(c)	0.28	(c)	0.95	(0.67)	— (d)	(0.67)
2002—Service	18.75	0.62	(c)	0.29	(c)	0.91	(0.63)	— (d)	(0.63)

(a)	Calculated based on average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that the shareholder would pay on capital gains or other taxable distributions or the redemption of fund shares.

(c)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for year ended October 31, 2002 was an impact of less than $0.01 to net investment income, net realized and unrealized gains and losses, and an increase to the ratio of net investment income to average net assets with and without expense reductions by 0.02%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(d)	Amount is less than $0.005 per share.

(e)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

98	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

						Ratios assuming no expense reductions
Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets		Ratio of total expenses to average net assets	Ratio of net investment income to average net assets		Portfolio turnover rate

$18.78	4.28%	$69,075	0.65%	3.75%		0.98%	3.42%		33%
18.75	0.68	68,128	0.65	3.64		1.00	3.29		13
18.75	0.43	2,294	0.90	3.39		1.25	3.04		13
19.33	4.54	68,940	0.65	3.56		0.93	3.28		8
19.33	4.27	2,189	0.90	3.31		1.18	3.03		8
19.19	4.52	69,150	0.65	3.47		0.90	3.22		10
19.19	4.26	2,176	0.90	3.21		1.15	3.96		10
19.03	5.23	63,079	0.65	3.61	(c)	0.90	3.36	(c)	8
19.03	4.97	2,121	0.90	3.35	(c)	1.15	3.10	(c)	8

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees and Shareholders of

The Commerce Funds:

We have audited the accompanying statements of assets and liabilities of Core Equity Fund, Growth Fund, Value Fund, MidCap Growth Fund, International Equity Fund, Asset Allocation Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund, and Kansas Tax-Free Intermediate Bond Fund, portfolios of the Commerce Funds, (collectively, “The Commerce Funds”), including the statements of investments, as of October 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Commerce Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Commerce Funds as of October 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

December 21, 2006

Fund Expenses (Unaudited) – Six Months Ended October 31, 2006

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, redemption fees (with respect to the International Equity Fund); and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 through October 31, 2006.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees in Institutional Shares of the International Equity Fund. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class	Beginning Account Value 5/1/06	Ending Account Value 10/31/06		Expenses Paid for the 6 months ended 10/31/06*	Beginning Account Value 5/1/06	Ending Account Value 10/31/06		Expenses Paid for the 6 months ended 10/31/06*	Beginning Account Value 5/1/06	Ending Account Value 10/31/06		Expenses Paid for the 6 months ended 10/31/06*	Beginning Account Value 5/1/06	Ending Account Value 10/31/06		Expenses Paid for the 6 months ended 10/31/06*
	Core Equity Fund				Growth Fund				Value Fund				MidCap Growth Fund
Institutional
Actual	$1,000.00	$1,039.20		$5.59	$1,000.00	$1,048.80		$5.84	$1,000.00	$1,071.40		$6.03	$1,000.00	$997.90		$6.13
Hypothetical 5% return	1,000.00	1,019.72	+	5.54	1,000.00	1,019.50	+	5.76	1,000.00	1,019.38	+	5.88	1,000.00	1,019.07	+	6.20
	International Equity Fund				Asset Allocation Fund				Bond Fund				Short-Term Government Fund
Institutional
Actual	1,000.00	1,002.20		8.67	1,000.00	1,043.60		1.81	1,000.00	1,046.20		4.31	1,000.00	1,030.20		3.48
Hypothetical 5% return	1,000.00	1.016.54	+	8.73	1,000.00	1,023.43	+	1.79	1,000.00	1,021.00	+	4.25	1,000.00	1,021.78	+	3.46
	National Tax-Free Intermediate Bond Fund				Missouri Tax-Free Intermediate Bond Fund				Kansas Tax-Free Intermediate Bond Fund
Institutional
Actual	1,000.00	1,034.10		3.59	1,000.00	1,033.30		3.32	1,000.00	1,032.90		3.33
Hypothetical 5% return	1,000.00	1,021.67	+	3.57	1,000.00	1,021.94	+	3.30	1,000.00	1,021.94	+	3.30

*	Expenses for are calculated using each Fund’s annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended 10/31/06. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized expense ratios for the period were as follows:

Fund	Institutional	Fund	Institutional
CORE Equity	1.09%	Bond	0.83%
Growth	1.13	Short-Term Government	0.68
Value	1.16	National Tax-Free Intermediate Bond	0.70
MidCap Growth	1.22	Missouri Tax-Free Intermediate Bond	0.65
International Equity	1.72	Kansas Tax-Free Intermediate Bond	0.65
Asset Allocation	0.35

+	Hypothetical expenses are based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUNDS

Trustees and Officers (Unaudited)

The Board of Trustees of the Trust is responsible for the management of the business and affairs of the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Commerce Funds’ statement of additional information (“SAI”), which includes additional information about the Trustees, is available and may be obtained without charge by calling 1-800-995-6365.

Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed by at least two-thirds of the Board of Trustees in accordance with the Trust’s Declaration of Trust; (c) in accordance with the by-laws of the Board of Trustees (which may be changed by the Trustees without shareholder approval) at the end of the fiscal year during which the Trustee attains the age of 75 years; or (d) the Trust terminates. The Trust does not have procedures in place to accept nominations of Trustees by shareowners. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with the Trust’s by-laws; or (c) the Trust terminates.

Independent Trustees

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee(2)
John Eric Helsing c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 11/6/33	Trustee and Chairman	12 years	Retired. Former Professor and Chairman, Department of Business Administration and Economics of William Jewell College. Former lecturer at William Jewell College.	11

David L. Bodde c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 1/27/43	Trustee	12 years	Professor and Senior Fellow, Spiro Center for Entrepreneurial Leadership, Clemson University, Since 2004. Charles N. Kimball Professor of Technology and Innovation, University of Missouri, Kansas City, July 1996 to July 2004.	11	Director, Great Plains Energy since 1994.

Charles W. Peffer c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 10/6/47	Trustee	3 years	Retired. Former Partner and Managing Partner of KPMG LLP.	11	Garmin Ltd. (aviation and consumer technology) since 2004; NPC International Inc. (franchisee of Pizza Hut restaurants and carryout/delivery facilities) since 2006

COMMERCE FUNDS

Interested Trustees

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee(2)
*Martin E. Galt III c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 1/6/42	Trustee	3 years	Chairman, The Commerce Trust Company, September, 2004 to Present President, Investment Products, TIAA-CREF, January 1999 to October 2003. Executive Vice President, Bank of America (f/k/a NationsBank), 1997 to 2000.	11

*	Mr. Galt is an interested person of the Trust because he is Chairman of The Commerce Trust Company, an affiliate of the Adviser.

(1)	The “Fund Complex” consists of the Trust.

(2)	Directorships of companies required to file reports with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

Officers

Name, Address and Age	Position Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Larry Franklin Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 DOB: 2/21/47	President	4 years	President and Director, Commerce Investment Advisors, Inc., since 2001. Senior Vice President, Commerce Bank, N.A., 1993 to present; Administrative Director, 1996 to 1998; and Managing Director, 1998 to present.

William Schuetter Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 DOB: 4/17/60	Vice President	6 years	Vice President and Chief Operations Officer, Commerce Investment Advisors, Inc., since May 2001. Vice President and Business Manager for The Commerce Funds, since December 1998. Vice President of Fund Accounting, UMB Bank, 1996 to 1998.

Joseph Reece Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 DOB: 3/23/69	Vice President and Chief Compliance Officer	5 years and 2 years, respectively	Vice President and Chief Compliance Officer, Commerce Investment Advisors, Inc., since 2001. Assistant Vice President, Commerce Bank, N.A., since 1999. Field Supervisor, NASDR, 1993 to 1999.

Charles A. Rizzo Goldman, Sachs & Co. 32 Old Slip New York, NY 10005 DOB: 2/5/57	Treasurer	1 year	Vice President, Goldman Sachs Asset Management, since 2005. Managing Director, Treasurer of Scudder Funds, Deutsche Asset Management, 2003-2005; Director, Head of Tax and Financial Reporting 2002-2003. Treasurer and Vice President, Deutsche Global Fund Services, 1992-2002.

COMMERCE FUNDS

Trustees and Officers (Unaudited) (continued)

Name, Address and Age	Position Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Philip V. Guica, Jr. Goldman, Sachs & Co. 32 Old Slip New York, NY 10005 DOB: 3/3/62	Assistant Treasurer	7 years	Assistant Treasurer and Vice President, Goldman, Sachs & Co. since May 1992.

Diana E. McCarthy Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103-6996 DOB: 7/5/51	Secretary	3 years	Partner in the law firm Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania.

George Djurasovic Goldman, Sachs & Co. One New York Plaza, 37th Floor New York, NY 10004 DOB: 2/10/71	Assistant Secretary	1 year	Vice President and Assistant General Counsel, Goldman Sachs & Co., since 2005. Senior Counsel TIAA-CREF, 2004-2005; Counsel 2000-2004.

COMMERCE FUNDS

Commerce Funds Tax Information (Unaudited)

For the year ended October 31, 2006, 100%, 100%, 100%, and 15.83% of the dividends paid from net investment company taxable income by the Value, Core Equity, Growth and Asset Allocation Funds, respectively, qualify for the dividends received deduction available to corporations.

From distributions paid during the year ended October 31, 2006, the total amount of income received by the International Equity Fund from sources within foreign countries and possessions of the United States was $0.3111 per share, all of which is attributable to qualified passive income. The total amount of taxes paid by the Fund to such countries was $0.0591 per share. A separate notice containing the country-by-country components of these totals has been previously mailed to shareholders.

For the year ended October 31, 2006, the International Equity, Value, Core Equity, and Growth Funds designate 100% of the dividends paid from net investment company taxable income as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003. For the year ended October 31, 2006, the Asset Allocation Fund designates 15.84% of the dividends paid from net investment company taxable income as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the National Tax-Free Intermediate Bond, Kansas Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, Asset Allocation, Core Equity, and Value Funds designate $851,443, $88,511, $540,486, $1,826,052, $11,964,671, and $433,523, respectively, as capital gain dividends paid during the year ended October 31, 2006.

During the year ended October 31, 2006, 97.43%, 99.05%, and 99.24% of the distributions from net investment income paid by the National Tax-Free Intermediate Bond, Kansas Tax-Free Intermediate Bond, and Missouri Tax-Free Intermediate Bond Funds, respectively, were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

During the year ended October 31, 2006, 100% of the distributions paid from net investment company taxable income by the Short-Term Government, Bond, National Tax-Free Intermediate Bond, Kansas Tax-Free Intermediate Bond, and Missouri Tax-Free Intermediate Bond Funds, respectively, are designated as either interest-related dividends or short-term capital gain dividends pursuant to section 871(k) of the Internal Revenue Code.

COMMERCE FUNDS

The Commerce Funds

Core Equity Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospectus of individual companies, particular industry sectors and/or general economic conditions.

The Fund may invest in foreign securities. Foreign investments may be more volatile than investments in U.S. securities and will be subject to the risks of currency fluctuations and political developments.

Growth Fund:

The Fund invests in mid-capitalization securities. The securities of mid-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions.

MidCap Growth Fund:

The Fund invests in mid-capitalization securities. The securities of mid-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements.

International Equity Fund:

The Fund’s foreign investments may be more volatile than an investment in U.S. securities and are subject to the risks of currency fluctuation and political development.

Asset Allocation Fund:

The ability of the Asset Allocation Fund to meet is objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those funds by the manager of the Asset Allocation Fund. An investment in the Asset Allocation Fund will involve not only the expenses of the Fund itself but a proportionate share of the expenses of the Underlying Funds (including operating costs and investment management fees). The cost of this type of investment may be higher than a mutual fund that only invests in stocks and bonds. The particular underlying funds in which the Fund may invest, the equity/fixed income targets and ranges, and the investments in each underlying Fund may be changed from time to time without shareholder approval. An investment in the Commerce Asset Allocation Fund will be subject to the same risks as the underlying Commerce equity and fixed income funds in which the Fund invests. In particular, the Fund will be subject to the risk of declining stock prices, fluctuations in interest rates, and the potentially greater volatility of non-U.S. investments.

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities are subject to prepayment risks, which may result in greater share price volatility. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary. Foreign investments may be more volatile than investment in U.S. securities and will be subject to the risks of currency fluctuations and political developments.

COMMERCE FUNDS

The Commerce Funds

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

National Tax-Free Intermediate Bond Fund

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund’s investments may subject shareholder to the federal alternative minimum tax and state income taxes.

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund is non-diversified. Due to the smaller number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

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INVESTMENT ADVISER DISTRIBUTOR

AND CO-ADMINISTRATOR Goldman, Sachs & Co.

Commerce Investment Advisors, Inc. 32 Old Slip

922 Walnut Street New York, New York 10005

4th Floor

Kansas City, Missouri 64106 CO-ADMINISTRATOR

Goldman Sachs Asset Management

INVESTMENT SUB-ADVISER, 32 Old Slip

INTERNATIONAL EQUITY FUND New York, New York 10005

AllianceBernstein, L.P.

1345 Avenue of the Americas INDEPENDENT REGISTERED

New York, New York 10105 PUBLIC ACCOUNTING FIRM

KPMG LLP

CUSTODIAN/ACCOUNTING AGENT 99 High Street

State Street Bank & Trust Company Boston, Massachusetts 02110

225 Franklin Street

Boston, Massachusetts 02110 LEGAL COUNSEL

Drinker Biddle & Reath LLP

TRANSFER AGENT One Logan Square

Boston Financial Data Services, Inc. 18th and Cherry Streets

330 W. 9th Philadelphia, Pennsylvania 19103-6996

3rd Floor

Kansas City, Missouri 64105

This Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, N.A., which receives a fee for its services.The Commerce Funds are distributed by Goldman, Sachs & Co.

The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q.The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’s website at http://www.sec.gov.

This report is not authorized for distribution to prospective investors unless preceeded or accompanied by a current prospectus, which contains, more complete information about the Commerce Funds’ investment policies, fees and expenses. Investors should read the prospectus carefully before investing.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

The Commerce Funds

Trustees

J. Eric Helsing, Chairman David L. Bodde Martin E. Galt III Charles W. Peffer

Officers

Larry Franklin, President

William Schuetter, Vice President

Joseph Reece, Vice President and Chief Compliance Officer

Charles A. Rizzo, Treasurer

Philip V. Giuca Jr., Assistant Treasurer Diana E. McCarthy, Secretary George Djurasovic, Assistant Secretary

922 Walnut Fourth Floor

Kansas City, Missouri 64106

www.commercefunds.com

1-800-995-6365

CB 5041

12/06

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics, the Code of Conduct for Senior Officers, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The Code of Conduct for Senior Officers is incorporated by reference to Exhibit 11(a)(1) of registrant’s Form N-CSR filed on January 7, 2005 (Accession numbers 0001193125-05-003055).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Conduct for Senior Officers.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Conduct for Senior Officers.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Charles W. Peffer is the “audit committee financial expert” and is “independent” (as each of these terms is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the registrant’s Audit Committee or Board of Trustees.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $134,550 and $128,000 for fiscal years ended October 31, 2006 and 2005, respectively.

(b)	Audit Related Fees. There were no fees billed in either of the last two fiscal years for assurance and related services by the registrant’s principal accountant reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $39,490 and $37,560 for the fiscal years ended October 31, 2006 and 2005, respectively.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 for the fiscal years ended October 31, 2006 and 2005, respectively.

(e)(1)	Pursuant to a Board resolution adopted on February 10, 2004, to the extent required by applicable regulations, all audit and non-audit services provided by the independent accountants shall either be: (a) pre-approved by the registrant’s Audit Committee as a whole; or (b) between meetings of the Audit Committee by the Chairman of the Audit Committee and the registrant’s designated Audit Committee Financial Expert, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $429,940 and $418,175 for fiscal years ended October 31, 2006 and 2005, respectively.

(h)	The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

*    *    *

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	The Commerce Funds’ Code of Conduct for Senior Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on January 7, 2005 (Accession Number 0001193125-05-003055).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

(b)(1)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Larry E. Franklin
Larry E. Franklin
President
January 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Larry E. Franklin
Larry E. Franklin
President of
The Commerce Funds
January 11, 2007

/s/ Charles Rizzo
Charles Rizzo
Treasurer of
The Commerce Funds
January 11, 2007